N-2	Apr. 16, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002051512
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-24048
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	1
Entity Registrant Name	Oaktree Asset-Backed Income Private Fund Inc.
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	225 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	855
Local Phone Number	777-8001
Approximate Date of Commencement of Proposed Sale to Public	Apr. 16, 2025
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class F Shares	Class I Shares
Shareholder Transaction Expenses:
Maximum Sales Charge (Load) on Purchases ( as a percentage of public offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or repurchase price)(1)	None	None
Repurchase Fee(2)	2.00%	2.00%

(1)	While neither the Fund nor the Placement Agent imposes an initial sales charge on Class F Shares or Class I Shares, if you buy Class F Shares or Class I Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information. The Shares will be sold on a continuous basis at the Fund’s then current net asset value (“NAV”) per Share. See “Sales at Net Asset Value” below.
(2)	The Fund may impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Operating Expenses (as a percentage of average net assets attributable to Shares):(3)
Management Fee(4)	1.25%	1.25%
Incentive Fee(5)	0.00%	0.00%
Interest Payments on Borrowed Funds(6)	1.79%	1.79%
Other Expenses
Operating Expenses(7)	1.11%	1.11%
Organizational and Offering Costs(8)	0.76%	0.76%
Total Annual Fund Operating Expenses	4.91%	4.91%
Fees Waived and/or Expenses Reimbursed or Recouped(9)	(2.42)%	(2.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or Recoupment	2.49%	2.49%

(3)	Assumes estimated net assets of approximately $100,000,000 for the fiscal year ending 2025. Represents annualized Fund Operating Expenses.
(4)	Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), the Adviser receives an annual fee (the “Management Fee”), payable monthly in arrears by the Fund, in an amount equal to 1.25% (the “Management Fee”) of the Fund’s average daily net assets. Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed to waive the Management Fee through at least June 30, 2026.
(5)	The Adviser is paid an incentive fee (the “Incentive Fee”) if certain income-based targets are met. The Fund anticipates that it may have net investment income that could result in the payment of the Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund meeting certain net investment income targets and will not be paid unless the Fund achieves those targets. The Fund expects the Incentive Fee to increase to the extent the Fund earns greater net investment income through its investments. As a result, the Incentive Fee attributable to the Fund for the current fiscal year cannot be determined at this time. See “Management of the Fund — The Advisory Agreement” for additional information regarding the Incentive Fee calculation.
(6)	The table assumes the use of leverage in an amount equal to 25% of the Fund’s net assets, and assumes the annual interest rate on borrowings is 7.17%. The Fund’s actual interest costs associated with leverage may differ from the estimates above.
(7)	“Other Expenses” are estimated based on average Fund net assets of approximately $100 million and anticipated expenses for the current fiscal year. In addition to the fees of the Adviser, the Fund is responsible for the payment of all its “Other Expenses” incurred in the operation of the Fund, which include, among other things, professional fees, organizational expenses and offering costs, expenses for legal and the Fund’s independent registered public accounting firm’s services, shareholder reports, charges of the Fund’s custodian, charges of the Fund’s fund accountant, charges of the transfer agent and dividend disbursing agent, SEC fees, expenses of directors’ meetings, fees and expenses of Directors who are not officers or employees of the Adviser or its affiliates, accounting and printing costs, the Fund’s pro rata portion of the Chief Compliance Officer’s compensation (if approved by the Board of Directors), fidelity bond coverage for the Fund’s officers and employees, Directors and officers liability policy, interest, brokerage costs, taxes (excluding taxes related to portfolio companies), expenses of qualifying the Fund for sale in various states, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.
(8)	Organizational costs include, among other things, the cost of organizing as a Maryland corporation, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred by the Fund and will be paid by the Adviser on behalf of the Fund. The Fund’s initial offering costs include, among other things, legal, printing and other expenses pertaining to this offering. Any offering costs paid by the Adviser on behalf of the Fund will be recorded as a payable for offering costs in the Statement of Assets and Liabilities and accounted for as a deferred charge until commencement of operations. Thereafter, these initial offering costs will be amortized over twelve months on a straight-line basis. Ongoing offering costs will be expensed as incurred. All organizational and offering costs of the Fund paid by the Adviser shall be subject to recoupment by the Adviser, provided the repayments do not cause the Specified Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six months after the month in which the Adviser waived the fee or reimbursed the expense.
(9)	Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed to waive the Management Fee through at least June 30, 2026. For the avoidance of doubt, the Management Fee Waiver Agreement shall not apply to the Incentive Fee payable under the Advisory Agreement. Pursuant to an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”), from the commencement of operations through at least June 30, 2026, the Adviser has contractually agreed to waive and/or reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses,” as defined below) will not exceed 0.70% of the Fund’s net assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.70% of net assets (annualized) (or, if a lower expense limit under the Expense Limitation and Reimbursement Agreement is then in effect, such lower limit) within three years after the date the Adviser waived or reimbursed such fees or expenses. This arrangement cannot be terminated prior to June 30, 2026, without the Board’s consent. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including, among other things, organizational and offering costs, professional fees, and fees and expenses of the Administrator, Transfer Agent and Custodian, with the exception of (i) the Management Fee, (ii) the Incentive Fee, (iii) any shareholder servicing fee (such fee, a “Servicing Fee”), (iv) any distribution fee (such fee, a “Distribution Fee”), (v) portfolio level expenses, (vi) brokerage costs or other investment-related out-of-pocket expenses, including costs incurred with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business).

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

The following example illustrates the expenses (including any applicable sales charge) that you would pay on a $1,000 investment in the Shares, assuming a 5% annual return. The Management Fee Waiver Agreement and the Expense Limitation and Reimbursement Agreement are taken into account only for the one-year expense example:(1)

	1-Year	3-Year	5-Year	10-Year
Class F Shares	$25	$126	$227	$480
Class I Shares	$25	$126	$227	$480

(1)	The example above should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown. The example assumes that the Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above)
remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Class F Shares and Class I Shares that are not reflected in the example.

Purpose of Fee Table , Note [Text Block]

The following table illustrates the aggregate fees and expenses (based on average net assets) that the Fund expects to incur and that Shareholders can expect to bear directly or indirectly. The expenses in this table are estimates for the current fiscal year. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Shares, would bear directly or indirectly.

Basis of Transaction Fees, Note [Text Block]	as a percentage of public offering price
Other Expenses, Note [Text Block]	“Other Expenses” are estimated based on average Fund net assets of approximately $100 million and anticipated expenses for the current fiscal year. In addition to the fees of the Adviser, the Fund is responsible for the payment of all its “Other Expenses” incurred in the operation of the Fund, which include, among other things, professional fees, organizational expenses and offering costs, expenses for legal and the Fund’s independent registered public accounting firm’s services, shareholder reports, charges of the Fund’s custodian, charges of the Fund’s fund accountant, charges of the transfer agent and dividend disbursing agent, SEC fees, expenses of directors’ meetings, fees and expenses of Directors who are not officers or employees of the Adviser or its affiliates, accounting and printing costs, the Fund’s pro rata portion of the Chief Compliance Officer’s compensation (if approved by the Board of Directors), fidelity bond coverage for the Fund’s officers and employees, Directors and officers liability policy, interest, brokerage costs, taxes (excluding taxes related to portfolio companies), expenses of qualifying the Fund for sale in various states, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund's Investment Objective and Principal Strategies

The Fund’s investment objective is to seek to provide current income and, to a lesser extent, capital appreciation. The Fund’s investment objective is non-fundamental and may be changed by a vote of the Fund’s Board of Directors, without Shareholder approval. There can be no assurance that the Fund will achieve its investment objective.

Under normal market conditions, the Fund attempts to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in ABF Investments (as defined below), throughout the world, including the United States, or “U.S.” (the “80% Policy”). More specifically, the Fund seeks to achieve its investment objective by investing primarily in a diverse portfolio of asset-backed finance (“ABF”) investments across a broad range of industries focused on pools of contractual assets, including, but not limited to, loans, leases, mortgages, or other receivables (collectively, “ABF Investments”). The Fund’s ABF Investments may also include certain asset-backed instruments, including, but not limited to, notes, bills, debentures, bank loans, convertible and preferred securities, and government and municipal obligations. In addition, the Fund may invest in junior and equity tranches of ABF Investments. In seeking to achieve its investment objective, the Fund may, among other things, make ABF Investments in the following formats: (i) purchasing on an unlevered basis loans or other contractual assets; (ii) purchasing on a levered basis loans or other contractual assets; (iii) senior lending against a pool of contractual assets; (iv) mezzanine lending opportunities against pools of contractual assets; (v) insuring or providing capital relief against contractual assets; and (vi) providing essential capital to origination platforms or “Originators” (as defined below). The Fund may change the 80% Policy without Shareholder approval upon at least 60 days’ prior written notice to Shareholders.

In addition, the Fund may invest up to 20% of its net assets (plus the amount of any borrowings for investment purposes) in investments other than ABF Investments as described in this Memorandum (together with the ABF Investments, the “Investments,” and each, an “Investment”), including cash or cash equivalents, liquid structured credit securities (which may include, for example, residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), and collateralized loan obligations (CLOs) (each, as defined below)), and liquid fixed-income securities, such as publicly traded corporate bonds, consistent with prudent liquidity management. The Fund may invest in securities and other obligations of any credit quality, duration or maturity. However, it is expected that the Fund normally will have a short average portfolio duration (i.e., within a 1½ to 3-year range), as calculated by the Adviser, although it may be shorter or longer at any time or from time to time depending on market conditions and other factors. The Fund will not invest more than 15% of its assets in entities that rely on Sections 3(c)(1) or 3(c)(7) of the 1940 Act, other than CLOs and other asset-backed issuers. For temporary defensive purposes, liquidity management or in connection with implementing changes in its asset allocation, the Fund may hold a substantially higher amount of liquid investments, including cash and cash equivalents.

The Fund considers the market for ABF Investments to feature the following three main segments:

●	Investment Grade: The investment grade segment of the ABF market (the “Investment Grade Segment”) includes senior financing investments with relatively lower risk, which are typically participated in by insurers and banks. ABF Investments in the Investment Grade Segment often rely on explicit or internal ratings for such insurer or bank participation at BBB- or a higher, equivalent rating.

●	Core: The core segment of the ABF market (the “Core Segment”) represents the space between the Investment Grade Segment and the Opportunistic Segment (as defined below). ABF Investments included in the Core Segment may not be suitable for a rating for various non-risk-based reasons such as the variable funding profile of the investment or other structural features of the investment. The credit quality of such investments may sometimes, but not always, be below investment grade. ABF Investments in the Core Segment are typically focused on income returns derived from contractual asset cashflows. It is anticipated that the Fund’s ABF Investments in the Core Segment have the potential to deliver yields consistent with, or slightly higher than, first lien, sponsor-backed direct loans.

●	Opportunistic: ABF Investments in the opportunistic segment of the ABF market (the “Opportunistic Segment”) typically have a higher risk profile and the potential to earn higher net returns, which may include providing “essential capital” to Originators in the form of equity capital, preferred equity or other junior debt or stock participation for potential long-term capital appreciation and total return.

The Fund will invest primarily in the Core Segment, and supplement that sleeve with a limited number of more opportunistic investments targeting higher net returns, with less return derived from contractual asset cashflows. A portion of the ABF Investments in the Core Segment may, and all of the ABF Investments in the Opportunistic Segment will, consist of instruments that are rated below investment grade by rating agencies (commonly known as “high-yield” or “junk” instruments) (e.g., rated lower than BBB by S&P Global Ratings or lower than Baa by Moody’s Investors Service, Inc.), or are unrated but are determined by the Adviser to be of equivalent credit quality. Consistent with the investment philosophy of the Adviser (as defined below), the Fund will prioritize risk control and downside protection by evaluating credit fundamentals such as contractual asset diversity and credit quality, monitoring appropriate credit metrics such as delinquency and prepayment rates, and pursuing effective structural protections. Structural protections may include, for example, holding assets in bankruptcy remote special purpose vehicles, loss coverage and overcollateralization, events of default and rapid amortization triggers and the ability to remove and replace asset servicers. Such protections are deemed effective when they provide downside protection sufficient to preserve underwritten returns and modeled relative value of the investment. Subject to certain limitations set forth in this Memorandum and under applicable law, the Fund intends, from time to time, to borrow at the Fund level or at a subsidiary of the Fund on a secured or unsecured basis. It is expected that this indebtedness, if incurred, will be secured primarily by the assets of the Fund. In addition, the Adviser intends to evaluate whether it is prudent and appropriate to incur this leverage and there can be no assurance that leverage will be incurred given that various factors may cause the Adviser, in its discretion, to elect not to incur such leverage.

The Fund intends to focus on opportunities with return profiles in line with traditional private credit (i.e., the origination of a bilateral loan without a traditional bank intermediary connecting the borrower directly to the private lender), but with diversification and structural benefits provided by the Adviser’s ABF strategy. In seeking to achieve its investment objective, the Fund’s 80% Policy is focused on acquiring and managing a diverse portfolio of ABF Investments, with a primary focus on leveraging the predictable cash flows generated by various types of assets, such as loans, leases, mortgages, receivables, and licensing agreements. The Fund employs a multi-faceted approach that involves the direct acquisition of portfolios of assets from banks, credit unions, specialty finance companies, and other specialty lenders or financial institutions (“Originators”). The Fund may acquire these assets unlevered, holding them directly to benefit from the ongoing cash flows without introducing debt. The Fund may also acquire a portfolio of assets from an Originator and subsequently apply secured asset-backed financing, thereby leveraging these assets to enhance returns while maintaining the security and stability provided by the underlying asset base.

ABF Investments are typically secured by a segregated portfolio of contractual assets usually held in a bankruptcy remote special purpose vehicle, creating an additional avenue for generating returns while minimizing risk. In some cases, the Fund may also take equity interests or warrants in the Originators, particularly when entering into agreements to acquire assets or provide financing. These equity stakes allow the Fund to participate in the upside potential of the Originators’ businesses while further aligning its interests with those of the asset Originators. The combination of different formats of ABF Investments described above positions the Fund to capitalize on the growing market for asset-backed financing across diverse sectors, including consumer, corporate, real estate, infrastructure, and transportation lending. The Adviser’s approach is flexible, enabling the Adviser to be innovative across market cycles by utilizing the most beneficial investment structures under the prevailing market conditions, in view of the particular circumstances of each transaction.

The SEC has granted exemptive relief that permits the Fund to, among other things, co-invest with certain other persons, including certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions (the “Co-Investment Exemptive Relief”).

Risk Factors [Table Text Block]

Principal Risks of Investing in the Fund

Investing in the Shares involves a number of significant risks. Before you invest in the Shares, you should be aware of various risks, including those described below. The risks set out below are not the only risks the Fund will face. Additional risks and uncertainties not presently known to the Fund or not presently deemed material may also impair the Fund’s operations and performance. If any of the following events occur, the Fund’s business, financial condition, results of operations and cash flows could be materially and adversely affected. In such case, the Fund’s NAV could decline, and you may lose all or part of your investment. The risk factors described below are the principal risk factors associated with an investment in the Fund as well as those factors generally associated with an investment company with investment objective, investment policies, capital structure or trading markets similar to the Fund.

General

The Fund will invest in a number of securities, obligations and other financial instruments and investments that entail substantial inherent risks, including risks arising from the volatility of the global equity, currency and fixed income markets; sovereign, political and macroeconomic risks; the risks of leverage; the potential illiquidity of derivative instruments and other portfolio investments; and the risk of loss from counterparty defaults. Although the Fund will attempt to manage these risks through careful research, ongoing monitoring of investments, active participation in the bankruptcy process and appropriate hedging techniques, there can be no assurance that the securities and other instruments and investments purchased by the Fund will increase in value or that the Fund will not incur significant losses. Investors should also consider that the Incentive Fee may cause the Adviser to make investments that are riskier or more speculative or to hold an investment longer than would be the case without the performance element of the current distribution arrangement. In addition, the right to earn a Management Fee can create an incentive for Oaktree or its affiliates to hold an investment longer than it would in the absence of the Management Fee. Furthermore, the nature of the Fund’s investments potentially may result in the Fund incurring significant fees and expenses, such as legal, financial advisory and consulting fees and expenses. Past performance of other funds or accounts managed by Oaktree does not predict future results that may be obtained by the Fund.

Oaktree has established a risk management function. Oaktree, overall, takes a comprehensive approach to risk management and such infrastructure comprises numerous committees and individual professionals. Oaktree’s industry focus and disciplined portfolio monitoring are critical to effective risk management.

Prospective investors should carefully consider the risks involved in an investment in the Fund, including those discussed below. The following is not intended to describe all possible risks of an investment in the Fund. In addition, different or new risks not addressed below may arise in the future. Any such risk could have a material adverse effect on investors. Prospective investors should consult their own legal, tax and financial advisers about the risks of an investment in the Fund.

Market, Legal and Regulatory Risks

Market Risk; Investment Environment. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among

Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Many factors affect the appeal and availability of investments in companies and the securities and obligations that are the focus of the Fund. The success of the Fund’s activities could be materially adversely affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers and currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations) in respect of the countries in which the Fund may invest, as well as by numerous other factors outside the control of the Adviser, Oaktree, or their respective affiliates. These factors may affect the level and volatility of securities prices and the liquidity of the Fund’s investments, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Fund’s investments. Any of the foregoing events could limit the Fund’s investment opportunities, limit the Fund’s ability to grow or negatively impact the Fund’s operating results.

Oaktree’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on Oaktree’s business and operations and thereby could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the European, U.S. or global economy (or any particular segment thereof) or weakening of credit markets will adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio companies to perform under or refinance their existing obligations, and impair the Fund’s ability to effectively exit investments on favorable terms. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a particular portfolio company’s capital structure.

In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Fund’s performance. The economies of particular individual emerging markets countries may differ favorably or unfavorably from one another in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Governments of many emerging markets countries have exercised and continue to exercise substantial influence over many aspects of the private sector, including owning or controlling such countries’ large companies.

Even before the 2020 outbreak of the form of coronavirus known as “COVID-19,” world financial markets were continuing to experience extraordinary market conditions, including, among other things, bank failures, extreme losses and volatility in securities markets and the failure of credit markets to function. In reaction to these events, regulators and monetary authorities in the European Union, United States and several other countries undertook unprecedented regulatory and monetary actions, and regulators in many European countries, in the United States and many other jurisdictions continue to consider and implement measures to stabilize European, U.S. and global financial markets. However, despite these efforts, European, U.S. and global financial markets remain volatile.

The Fund may be adversely affected by the foregoing events or by similar or other events in the future. In the longer term, there may be significant new regulations that could limit the Fund’s activities and investment opportunities or change the functioning of the capital markets, and there is the possibility of continued severe worldwide economic downturn. Consequently, the Fund may not be capable of, or successful at, preserving the value of its assets, generating positive investment returns or effectively managing risks.

Current and historic market turmoil has demonstrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by introducing monetary programs and considerably increasing or lowering interest rates. Further disruption and deterioration of the global debt markets (particularly the U.S. debt markets) or a significant rise in market perception of counterparty default risk would be likely to significantly reduce investor demand for, and liquidity of, all securities. Oaktree itself could also be affected by difficult conditions in the capital markets and any overall weakening of the financial services industry. Ongoing disruptions in the global credit markets may affect issuers’ ability to pay debts and obligations on a timely basis. If defaults occur, the Fund could lose both invested capital in, and anticipated profits from, any affected investments.

The current market environment is one of uncertainty for financial services companies. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions.

Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly. Past adverse events and conditions in the financial markets may have or continue to have, a material adverse effect on the availability of credit to businesses generally and may lead to further overall weakening of the U.S. and global economies. Any resulting economic downturn could adversely affect the financial resources of the Fund’s investments, which, in turn, may adversely affect or restrict the ability of the Fund to sell or liquidate investments at favorable times or at favorable prices or otherwise have an adverse impact on the activities and operations of the Fund, restrict the Fund’s investment activities and/or impede the Fund’s ability to effectively achieve its investment objective. In addition, new regulations may be issued in response to economic or political developments that could limit the Fund’s activities and investment opportunities.

Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, the number of non-performing assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.

An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.

The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.

Business and Regulatory Risks of Alternative Asset Funds and Managers. Legal, tax and regulatory changes could occur that may adversely affect the Fund. The legal, tax and regulatory environment for funds that invest in alternative investments is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by some politicians, regulators and market commentators, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing and the value of investments held by the Fund. In recent years, market disruptions and the dramatic increase in the capital allocated to alternative investment strategies have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general, and certain legislation proposing greater regulation of the industry periodically is considered by the governing bodies of both U.S. and non-U.S. jurisdictions (including Europe). It is impossible to predict what, if any, changes may be instituted with respect to the regulations applicable to the Fund, the Adviser, Oaktree, their respective affiliates, the markets in which they trade and invest, the investors in the Fund or the counterparties with which they do business, or what effect such legislation or regulations might have. There can be no assurance that the Fund, the Adviser, Oaktree or their respective affiliates will be able, for financial reasons or otherwise, to comply with future laws and regulations, and any regulations that restrict the ability of the Fund to implement its investment strategy could have a material adverse impact on the Fund’s portfolio. To the extent that the Fund or the Fund’s investments are or may become subject to regulation by various agencies in the United States, Europe or other countries, the costs of compliance will be borne by the Fund.

Furthermore, the securities, swaps and futures markets are subject to comprehensive statutes, regulations and margin requirements. The SEC, the CFTC, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies, and retain the right to suspend or limit trading in securities, which could expose the Fund to losses. The effect of any future regulatory change on the Fund could be substantial and adverse.

Finally, the SEC and other various U.S. federal, state and local agencies may conduct examinations and inquiries into, and bring enforcement and other proceedings against, the Fund, the Adviser, Oaktree or their respective affiliates. The Fund, the Adviser, Oaktree or their respective affiliates may receive requests for information or subpoenas from the SEC and other state, federal and non-U.S. regulators (as well as from self-regulatory organizations and exchanges) from time to time in connection with such inquiries and proceedings and otherwise in the ordinary course of business. These requests may relate to a broad range of matters, including specific practices of the Adviser, Oaktree, the securities in which Oaktree invests on behalf of its clients or industry wide practices. The costs of any such increased reporting, registration and compliance requirements may be borne by the Fund and may furthermore place the Fund at a competitive disadvantage to the extent that Oaktree or portfolio companies are required to disclose sensitive business information.

Recent Developments in the Banking Sector; Financial Institution Risk. Recent insolvency, closure, receivership or other financial distress or difficulty and related events experienced by certain U.S. and non-U.S. banks (each, a “Distress Event”) have caused uncertainty and fear of instability in the global financial system generally. In addition, eroding market sentiment and speculation of potential future Distress Events have caused other financial institutions – in particular smaller and/or regional banks – to experience volatile stock prices and significant losses in their equity value, and there is concern that depositors at these institutions have withdrawn, or may withdraw in the future, significant sums from their accounts at these institutions, potentially triggering the occurrence of additional Distress Events. Notwithstanding intervention by certain U.S. and non-U.S. governmental agencies to protect the uninsured depositors of banks that have recently experienced Distress Events, there is no guarantee that depositors (which depositors could include the Fund and/or its portfolio issuers) that have assets in excess of the amount insured by governmental agencies on deposit with a financial institution that experiences a Distress Event will be made whole or, even if made whole, that such deposits will become available for withdrawal or other usage on a timely basis.

There is a risk that other banks, other lenders, or other financial institutions (including such financial institutions in their respective capacities as brokers, hedging counterparties, custodians, loan servicers, administrators, intermediaries or other service providers (the foregoing, together with banks, each, a “Financial Institution”)), may be similarly impacted, and it is uncertain what steps (if any) government or other regulators may take in such circumstances. As a consequence, for example, Oaktree, the Adviser, the Fund and/or its portfolio issuers may be delayed or prevented from accessing funds or other assets, making any required payments under debt or other contractual obligations, or pursuing key strategic initiatives. In addition, such bank or other Financial Institution Distress Events and/or attendant instability could adversely affect, in certain circumstances, the ability of joint venture partners, co-lenders, syndicate lenders or other parties, to undertake and/or execute transactions with the Fund, which in turn may result in fewer investment opportunities being made available to the Fund or being consummated by the Fund, result in shortfalls or defaults under existing investments, or impact the Fund’s ability to provide additional follow-on support to portfolio companies. Distress Events could also impact the ability of Oaktree, the Adviser, the Fund and/or portfolio companies to access hedging, loan servicing, monitoring, compliance (including compliance with anti-money laundering and related laws and regulations), administration, intermediation or other services, either permanently or for an extended period of time.

In addition, in the event that a Financial Institution that provides credit facilities and/or other financing to the Fund, any affiliate thereof, and/or one or more of their respective portfolio companies closes or experiences any other Distress Event, there can be no assurance that such Financial Institution will honor its obligations to provide such financing or that the Fund or such portfolio company will be able to secure replacement financing or credit accommodations at all or on similar terms, or be able to do so without suffering delays or incurring losses or significant additional expenses. Similarly, if a Distress Event leads to a loss of access to a Financial Institution’s other services (in addition to financing and other credit accommodations), it is also possible that the Fund or its portfolio companies will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). The Fund and its portfolio companies are subject to similar risks if a Financial Institution utilized by suppliers, vendors, brokers, dealers, custodians, loan and portfolio servicers, hedging and other service providers or other counterparties of the Fund or its portfolio companies becomes subject to a Distress Event, which could have a material adverse effect on the Fund. The Fund, its affiliates, and their respective portfolio companies are expected to be subject to contractual obligations to maintain all or a portion of their respective assets with a particular Financial Institutions (including, without limitation, in connection with a credit facility or other financing transaction). Accordingly, although each of Oaktree, the Adviser and the Fund seeks to do business with Financial Institutions that they believe are creditworthy and capable of fulfilling their respective obligations, there can be no expectation that any of the foregoing, or any of their respective affiliates or portfolio companies will establish banking relationships or financial arrangements with multiple Financial Institutions or maintain account balances at or below the relevant insured amounts with respect to any Financial Institution.

Uncertainty caused by recent bank failures – and general concern regarding the financial health and outlook for other Financial Institutions – could have an overall negative effect on banking systems and financial markets generally. These recent developments may also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect the Fund, its portfolio companies or their respective financial performance.

Current Presidential Administration. The presidential administration that took office in January 2025 under President Donald J. Trump has sought and may continue to seek to enact changes to numerous areas of law and regulations. Any such changes could significantly impact the Fund or its portfolio investments. Specific legislative and regulatory proposals that might materially impact the Fund may include changes to trade agreements, immigration policy, import and export regulations, tariffs and customs duties, energy regulations, income tax regulations and the federal tax code, public company reporting requirements, and antitrust enforcement. Changes in federal policy, including tax policies, and at regulatory agencies occur over time through policy and personnel changes following elections, which lead to changes involving the level of oversight and focus on the financial services industry or the tax rates paid by corporate entities. The nature, timing and economic effects of potential changes to the current legal and regulatory framework affecting financial institutions remain highly uncertain. Future changes may adversely affect the Fund’s operating environment and therefore the Fund’s activities, financial condition and results of operations. Further, an extended federal government shutdown resulting from failing to pass budget appropriations, adopt continuing funding resolutions, or raise the debt ceiling, and other budgetary decisions limiting or delaying deferral government spending, may negatively impact U.S. or global economic conditions, including corporate and consumer spending, and liquidity of capital markets. There can be no assurance that any changes in laws, regulations or governmental policy will not have an adverse impact on the Fund and its investments, including the ability of the Fund to execute its investment objectives and to receive attractive returns.

Russian Invasion of Ukraine. In 2022, the Russian military commenced a full-scale invasion of Russia’s forces into Ukraine. In response, the United States, United Kingdom, the European Union and other countries have imposed significant sanctions targeting the Russian financial system, petroleum sector and extractive industries, heavy manufacturing, and other sectors. These and other jurisdictions have also imposed prohibitions on most new investment in Russia, prohibition on trade in many Russian securities, and prohibitions on the provision of a number of services to certain sectors of the Russian economy. Since the invasion, the sanctions and export controls landscape has been and is likely to continue to be dynamic. Russia’s invasion of Ukraine, the resulting displacement of persons both within Ukraine and to neighboring countries and the increasing international sanctions could have a negative impact on the economy and business activity globally (including in the countries in which the Fund could invest), and therefore could adversely affect the performance of the Fund’s investments. Furthermore, given the ongoing and evolving nature of the conflict between the two nations and its ongoing escalation (including with respect to the use of nuclear weapons and cyberwarfare against military and civilian targets globally), it is difficult to predict the conflict’s ultimate impact on global economic and market conditions, and, as a result, the situation presents material uncertainty and risk with respect to the Fund and the performance of its investments or operations, and the ability of the Fund to achieve its investment objectives.

October 7th Attacks on Israel and Aftermath. On October 7, 2023, Hamas (an organization which governs Gaza and which has been designated as a terrorist organization by the United States, the United Kingdom, the European Union, Australia and other nations) committed a terrorist attack within Israel (the “October 7 Attacks”). As of the date of this Memorandum , Israel and Hamas remain in active armed conflict. The ongoing conflict and rapidly evolving measures in response could have a negative impact on the economy and business activity globally (including in countries in which the Fund invests), and therefore could adversely affect the performance of Fund investments. The severity and duration of the conflict and its future impact on global economic and market conditions (including, for example, oil prices and/or the shipping industry) are impossible to predict and, as a result, present material uncertainty and risk with respect to the Fund and the performance of its investments and operations, and the ability of the Fund to achieve its investment objectives. For example, the armed conflict may expand and may ultimately more actively involve the United States, Lebanon (and/or Hezbollah), Syria, Iran and/or other countries or terrorist organizations, any of which may exacerbate the risks described above. Similar risks exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in the Middle East or the immediate surrounding areas. The United States has announced sanctions and other measures against Hamas-related persons and organizations in response to the October 7 Attacks, and the United States (and/or other countries) may announce further sanctions related to the ongoing conflict in the future.

Public Health Emergencies and Other Geopolitical Risks. An unstable geopolitical climate and continued threats of terrorism could have a material adverse effect on general economic conditions, market conditions and market liquidity. Additionally, a serious pandemic or a natural disaster could severely disrupt global, national and/or regional economies. No assurance can be given as to the effect of these events on the value of the Fund’s investments.

The extent of the impact of any public health emergency on the Fund’s and its portfolio companies’ operational and financial performance will depend on many factors, including the duration and scope of such public health emergency, the scale and efficacy of government stimulus measures, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. The effects of a public health emergency may materially and adversely impact (a) the value and performance of the Fund’s portfolio companies and other investments, (b) the ability of the Fund’s portfolio companies to continue to meet loan covenants, post margin or repay loans provided by the Fund on a timely basis or at all, or (c) the Fund’s ability to source, manage and divest investments and the Fund’s ability to achieve its investment objectives, all of which could result in significant losses to the Fund. With respect to any revolving or delayed draw loans made by the Fund to a portfolio company, a portfolio company may be incentivized for liquidity or other reasons to draw on most, if not all, of the unfunded portion of such loan and the Fund may not have the ability under the applicable credit agreement to refuse to fund such draw without the Fund being in default and suffering financial penalties. The foregoing market conditions may cause the Fund to write down assets materially as the fair market value of its investments may be reduced in light of a potential or actual economic decline or recession, decline in or lack of consumer confidence or uncertain and volatile market conditions that are difficult to assess or predict. In addition, the operations of the Fund, its portfolio companies, the Adviser and Oaktree may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

United Kingdom Exit from the European Union. On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (“Brexit”). Following a transition period that ended on December 31, 2020, EU rules ceased to apply in the UK. Although the terms of the UK’s future relationship with the EU were agreed in a trade and cooperation agreement signed on December 30, 2020, this did not include an agreement on financial services. In the absence of a formal agreement on this issue, UK firms in the financial sector have more limited access to the EU market than prior to Brexit and EU firms similarly have more limited access to the UK, owing to the loss of passporting rights under applicable EU and UK legislation. Alternative arrangements and structures may allow for the provision of cross-border marketing and services between the EU and UK, but these are subject to legal uncertainty and the risk that further legislative and regulatory restrictions could be imposed in the future.

As a result of the onshoring of EU legislation in the UK, UK firms are currently subject to substantially many of the same rules and regulations as prior to Brexit. However, the UK Government has begun the process of revising certain areas of onshored EU legislation as part of UK financial services legislation and regulation, which could result in substantive changes to regulatory requirements in the UK. It remains to be seen to what extent the UK may elect to diverge from the current EU-influenced regime over time, either through actively legislating to replace onshored EU rules or by passively not implementing or mirroring EU legislative changes. It is possible that the EU may respond to UK initiatives by restricting third country access to EU markets. If the regulatory regimes for EU and UK financial services change or diverge further, this could have an adverse impact on the Fund and its investments, including the ability of the Fund to achieve its investment objectives in whole or in part (for example, owing to increased costs and complexity and/or new restrictions in relation to cross-border access between the EU and non-EU jurisdictions).

The legal, political and economic uncertainty and disruption generally resulting from Brexit may adversely affect both EU- and UK-based businesses. Brexit has already led to disruptions in trade as businesses attempt to adapt cross-border procedures and rules applicable in the UK and in the EU to their activities, products, customers, and suppliers. Continuing uncertainty and the prospect of further disruption may result in an economic slowdown and/or a deteriorating business environment in the UK and in one or more EU Member States.

For the purposes of this Memorandum , and where the context so requires, any reference to the “European Union” or “EU” or the “European Economic Area” or “EEA,” shall be deemed to include the UK to the extent that the reference is made in the context of a reference to European Union law, for as long as such law, or materially similar law, continues to be applied in UK domestic law (and, where the context so requires, references to European Union law and provisions thereof shall be read as references to their equivalent under UK domestic law).

Eurozone Risks. There are significant and persistent concerns regarding the debt burden of certain Eurozone countries and their ability to meet future financial obligations, the overall stability of the Euro and the suitability of the Euro to function as a single currency given the diverse economic and political circumstances in individual Eurozone countries. The risks and prevalent concerns about a credit crisis in Europe could have a detrimental impact on global economic recovery as well as on sovereign and non-sovereign debt in the Eurozone countries. There can be no assurance that the market disruptions in Europe will not spread to other countries, nor can there be any assurance that future assistance packages will be available or, even if provided, will be sufficient to stabilize affected countries and markets in Europe or elsewhere. These and other concerns could lead to the re-introduction of individual currencies in one or more Eurozone countries, or, in more extreme circumstances, the possible dissolution of the Euro entirely. Should the Euro dissolve entirely, the legal and contractual consequences with respect to the Fund, Shareholders and/or the Fund’s investments in Europe could be determined by laws in effect at such time. These potential developments could negatively impact the ability of the Fund to make investments in Europe, the value of the Fund’s investments in Europe and the general availability and cost of financing permitted investments.

Dodd-Frank Act and Other Derivatives Regulations. Title VII of the Dodd-Frank Act establishes a general framework for systemic regulation that has imposed and will impose mandatory clearing, exchange trading and margin requirements on many over-the-counter (“OTC”) derivatives transactions. The Dodd-Frank Act also creates new categories of regulated market participants, such as “swap dealers” (“SDs”) and “security-based swap dealers” (“SBSDs”) that are subject to significant new capital, registration, recordkeeping, reporting, disclosure, business conduct and other regulatory requirements, a large number of which have been implemented. This regulatory framework has significantly increased the costs of entering into derivatives transactions for end-users of derivatives, such as the Fund. In particular, new margin requirements and capital charges, even when not directly applicable to the Fund, have increased the pricing of derivatives transacted by the Fund. New exchange trading, trade reporting requirements and position limits may lead to changes in the liquidity of derivative transactions, or higher pricing.

In addition, the regulatory and tax environment for derivative instruments and funds is evolving, and changes in the regulation or taxation of certain derivative instruments or funds may adversely affect the value of certain derivatives instruments or securities held, and certain derivatives contracts entered into by the Fund and the ability of the Fund to pursue its investment strategies. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have a material negative impact on the Fund’s investment performance.

Other similar regulations are developing throughout the globe and may increase the Fund’s cost of pursuing its activities even if not directly binding on the Fund.

Privacy, Data Protection and Information Security Compliance Risk. The Adviser, the Fund and its portfolio companies, and each of their affiliates, may be subject to laws and regulations related to privacy, data protection and information security in the jurisdictions in which they do business (collectively, the “Data Protection Legislation”). Compliance with the Data Protection Legislation may require adhering to stringent legal and operational obligations and therefore the dedication of substantial time and financial resources which may increase over time.

The United States operations of the Adviser, the Fund and its portfolio companies in particular will be impacted by a growing movement to adopt comprehensive privacy and data protection laws similar to the GDPR, where such laws focus on privacy as an individual right in general. For example, California has passed the California Consumer Privacy Act of 2018, as amended (the “CCPA”), which took effect on January 1, 2020. The CCPA generally applies to businesses that collect personal information about California consumers and meet certain thresholds with respect to revenue or buying and/or selling consumers’ personal information. The CCPA imposes stringent legal and operational obligations on such businesses as well as certain affiliated entities that share common branding. The CCPA is enforceable by the California Attorney General. Additionally, if unauthorized access, theft or disclosure of a consumer’s personal information occurs, and the business did not maintain reasonable security practices, consumers could file a civil action (including a class action) without having to prove actual damages. Statutory damages range from $100 to $750 per consumer per incident, or actual damages, whichever is greater. The Attorney General also may impose civil penalties ranging from $2,500 to $7,500 per violation. Further, California passed the California Privacy Rights Act of 2020 (the “CPRA”) to amend and extend the protections of the CCPA. Under the CPRA, which became effective on January 1, 2023, California established a new state agency focused on the enforcement of its privacy laws, likely leading to greater levels of enforcement and greater costs related to compliance with the CCPA and CPRA.

Other states in the United States, have either passed, proposed or are considering similar law and regulations to the CCPA, CPRA, and GDPR, which could impose similarly significant costs, potential liabilities and operational and legal obligations. Such laws and regulations are expected to vary from jurisdiction to jurisdiction, thus increasing costs, operational and legal burdens and the potential for significant liability on regulated entities.

Prospective investors should be aware that, in considering and/or making an investment in the Fund, and interacting with the Fund and its affiliates, agents, advisors and/or delegates by (i) communicating through telephone calls, written correspondence or emails (all of which may be recorded to the extent legally required) or accessing any relevant website, data room or portal, or (ii) providing personal data concerning natural individuals connected with the investor (e.g., directors, trustees, employees, representatives, shareholders, investors, clients, beneficial owners, advisors and agents), they may be providing personal data (as such, or similar, term is defined in the Data Protection Legislation (as defined herein)).

Regulatory Compliance. Certain investments made by the Fund may result in reporting and compliance obligations under the applicable regulations of the various jurisdictions in which the Fund makes investments. In addition, the making of certain investments may subject the Fund and certain of its portfolio companies to a varied and complex body of energy and environmental regulations that both public officials and private individuals may seek to enforce and for which there may be ambiguous judicial or regulatory interpretive guidance. The costs of compliance may be borne by the Fund. In addition, investments by the Fund are or may become subject to regulation by various agencies within or outside the United States. New and existing regulations, changing regulatory schemes and the burdens of regulatory compliance all may have a material negative impact on the performance of the Fund. Oaktree cannot predict whether new legislation or regulation will be enacted by legislative bodies or governmental agencies, nor can it predict what effect such legislation or regulation might have. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have a material negative impact on the Fund’s investment performance.

Economic and Trade Sanctions and Anti-Bribery Considerations. Economic and trade sanctions laws in the United States and other jurisdictions may prohibit Oaktree, Oaktree’s professionals and the Fund from transacting with or in certain countries and with certain individuals, companies and industry sectors. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) administers and enforces laws, Executive Orders and regulations establishing U.S. sanctions. Such sanctions prohibit, among other things, transactions with, and the provision of services to, certain foreign countries, territories, entities and individuals. These entities and individuals include specially designated nationals, specially designated narcotics traffickers and other parties subject to OFAC sanctions and embargo programs. The lists of OFAC prohibited countries, territories, persons and entities, including the List of Specially Designated Nationals and Blocked Persons, as such list may be amended from time to time, can be found on the OFAC website at http://www.treas.gov/ofac. In addition, certain sanctions programs prohibit dealing with individuals or entities in certain countries, certain securities, and certain industry sectors, regardless of whether relevant individuals or entities appear on the lists maintained by OFAC, which may make it more difficult for the Fund to comply with applicable sanctions. These types of sanctions may significantly restrict or limit the Fund’s investment activities in certain countries (in particular, certain emerging market countries). Oaktree, Oaktree’s professionals and the Fund may from time to time be subject to trade sanctions laws and regulations of other jurisdictions, which may be inconsistent with or even seek to prohibit compliance with certain sanctions programs administered by OFAC. The legal uncertainties arising from those conflicts may make it more difficult or costly for the Fund to navigate investment activities that are subject to sanctions administered by OFAC or the laws and regulations of other jurisdictions. Some jurisdictions where Oaktree or its portfolio companies do business from time to time have adopted measures prohibiting compliance with certain U.S. sanctions programs, which may make compliance with all applicable sanctions impossible.

At the same time, Oaktree may be obligated to comply with certain anti-boycott laws and regulations that prevent Oaktree and the Fund from engaging in certain discriminatory practices that may be allowed or required in certain jurisdictions. Oaktree’s refusal to discriminate in this manner could make it more difficult for the Fund to pursue certain investments and engage in certain business activities, and any compliance with such practices could subject Oaktree, the Fund, or the Adviser to fines, penalties, and adverse legal and reputational consequences.

In some countries, there is a greater acceptance than in the United States and the United Kingdom of government involvement in commercial activities and of activities constituting corruption in the United States and the United Kingdom. Certain countries, including the United States and the United Kingdom, have laws prohibiting governmental and private, or “commercial,” bribery. Oaktree, the Adviser and the Fund are committed to complying with the U.S. Foreign Corrupt Practices Act (“FCPA”), the U.K. Bribery Act and other anti-corruption laws, anti-bribery laws and regulations to which they are subject. As a result, the Fund may be adversely affected because of its unwillingness to participate in transactions that violate such laws or regulations. Such laws and regulations may make it difficult in certain circumstances for the Fund to act successfully on investment opportunities and for portfolio companies to obtain or retain business.

In recent years, the U.S. Department of Justice and the SEC have devoted greater resources to enforcement of the FCPA and have devoted greater scrutiny to investments by private equity sponsors. In addition, the United Kingdom, with enactment of the U.K. Bribery Act, has expanded the reach of its anti-bribery laws significantly. While Oaktree has developed and implemented policies and procedures designed to ensure strict compliance by Oaktree and its personnel with the FCPA and the U.K. Bribery Act and the sanctions regimes that apply to Oaktree, such policies and procedures may not be effective in all instances to prevent violations or offenses. In addition, in spite of Oaktree’s policies and procedures, affiliates of portfolio companies, particularly in cases in which the Fund or another fund advised by the Adviser or Oaktree (each an “Other Oaktree Fund” and collectively, the “Other Oaktree Funds”) does not control such portfolio company, may engage in activities that could result in FCPA, U.K. Bribery Act or other violations of law. Any determination that Oaktree has violated or committed an offense under the FCPA, U.K. Bribery Act or other applicable anti-corruption laws or anti-bribery laws or sanctions requirements outlined above could subject Oaktree to, among other things, civil and criminal penalties, reputational damage, material fines, profit disgorgement, injunctions on future conduct, securities litigation, disclosure obligations and a general loss of investor confidence, any one of which could adversely affect Oaktree’s business prospects and/or financial position, as well as the Fund’s ability to achieve its investment objective and/or conduct its operations.

Accounting and Regulatory Changes Could Make Certain Strategies Obsolete. In response to highly publicized losses resulting at least in part from improper accounting methods, a number of accounting pronouncements have been established by the accounting professional standards board. Certain of these pronouncements could render obsolete investment strategies which have been used routinely for many years. Changes affecting consolidation and valuations and other matters could adversely affect the viability of certain aspects of the Fund’s strategies. In addition, there have recently been certain well-publicized incidents of regulators unexpectedly taking positions which prohibit strategies which had been implemented in a variety of formats for many years. In the current unsettled regulatory environment, it is impossible to predict if future regulatory developments might adversely affect the Fund.

Public Disclosure Obligations. The Fund may be required to disclose confidential information relating to its investments and its financial results to third parties that may request such information if and to the extent required by any law, rule or regulation applicable to the Fund or Oaktree, and Shareholders that are public agencies or governmental bodies may have their own disclosure obligations under applicable law, rule or regulation in respect of the Fund’s confidential information. Such disclosure obligations may adversely affect certain Shareholders, particularly Shareholders who are not otherwise subject to public disclosure of information relating to the private holdings of funds in which they invest.

Inflation. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

High rates of inflation and rapid increases in the rate of inflation generally have a negative impact on financial markets and the broader economy. In an attempt to stabilize inflation, governments may impose wage and price controls or otherwise intervene in a country’s economy. Governmental efforts to curb inflation, including by increasing interest rates or reducing fiscal or monetary stimuli, often have negative effects on the level of economic activity. Certain countries, including the United States, have recently seen increased levels of inflation, and persistently high levels of inflation could have a material and adverse impact on the Fund’s investments and its aggregated returns. For example, if a portfolio issuer were unable to increase its revenue while the cost of relevant inputs were increasing, the issuer’s profitability would likely suffer. Likewise, to the extent a portfolio issuer has revenue streams that are slow or unable to adjust to changes in inflation, including by contractual arrangements or otherwise, the portfolio issuer could increase revenue by less than its expenses increase. Conversely, as inflation declines, a portfolio issuer may see its competitors’ costs stabilize sooner or more rapidly than its own. Moreover, increasing inflation will also impact currencies and can lead to significant currency fluctuations. This has recently resulted in a strengthening of the U.S. currency vis-à-vis many other currencies but there can be no assurances that such trends will continue and/or that this trend will not reverse such that the U.S. currency is weakened vis-à-vis other currencies. Additionally, because the preferred return is not linked to the rate of inflation, as the rate of inflation increases the proportion of real returns (i.e., the nominal rate of return less the rate of inflation) treated as preferred return decreases and the proportion of real returns subject to performance-based compensation increases. There can be no assurance that high rates of inflation will not have a material adverse effect on the investments of the Fund.

The Federal Reserve raised interest rates in 2022 and 2023 to address inflation, and although the Federal Reserve began to lower interest rates starting in September 2024, it has signaled an intention to maintain relatively higher interest rates until inflation levels realign with its long-term inflation target. However, there is no guarantee that such monetary policy measures will be effective at lowering inflation. Unanticipated or persistent inflation may have a material and adverse impact on the financial conditions or operating results of issuers in which the Fund may invest, which may cause the value of the Fund’s investments to decline. In addition, higher interest rates that often accompany or follow periods of high inflation may cause investors to favor asset classes other than common stocks, which may lead to broader market declines not necessarily related to the performance of any specific investments or specific issuers.

Risks Related to an Investment in the Fund

No Operating History. The Fund is a new entity that has not yet commenced operations, and the ABF strategy is a new strategy for Oaktree. The Fund is subject to all of the business risks and uncertainties associated with any new fund or strategy, including the risk that it will not achieve its investment objectives and that the value of the Shares could decline substantially. In addition, there can be no assurance that the Fund will be able to implement its investment strategy and investment approach or achieve its investment objective or that a Shareholder will receive a return of its capital. Any prior investment performance described herein, as with all performance data, can provide no assurance of future results. Past performance of Other Oaktree Funds and other investment entities associated with Oaktree is not necessarily indicative of future results and there can be no assurance that the Fund will achieve comparable results or that targeted returns will be met. Accordingly, investors should draw no conclusions from the performance of any other Oaktree investments and should not expect to achieve similar returns.

Private Offering Exemption. This offering has not been registered under the Securities Act, in reliance, in part, on the exemptive provisions of Section 4(a)(2) of the Securities Act and Rule 506(b) of Regulation D promulgated thereunder.

Unlisted Closed-End Interval Fund Structure; Limited Liquidity Risks. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

The Fund may, but is not obligated to, pursue a liquidity event for Shareholders. A liquidity event could include a merger or another transaction approved by the Fund's Board of Directors in which the Shareholders will receive cash or shares of a publicly offered company, or a sale of all or substantially all of the Fund's assets either on a complete portfolio basis or individually followed by a liquidation. A liquidity event also may include a sale, merger or other transaction with one or more affiliated investment companies managed by the Adviser or an affiliate thereof. The completion of a liquidity event is in the sole discretion of the Board of Directors, and depending upon the event, may require Shareholder approval, and there can be no assurance that a suitable transaction will be available or that market conditions will permit a liquidity event. As a result, there can be no assurance that the Fund will complete a liquidity event. In making a determination of what type of liquidity event is in the best interest of Shareholders, the Board of Directors may consider a variety of criteria, including, but not limited to, portfolio diversification, portfolio performance, the Fund’s financial condition, market conditions for the sale of the Fund’s assets, internal management considerations and the potential for Shareholder liquidity.

Leverage Risk. The Fund may use leverage to seek to achieve its investment objective or for liquidity (i.e., to finance the repurchase of Shares and/or bridge the financing of investments). The borrowing of money or issuance of debt securities and preferred stock represents the leveraging of the Shares. In addition, the Fund may also leverage its Shares through investment techniques, such as reverse repurchase agreements, writing credit default swaps, or futures. Leverage creates risks which may adversely affect the return for Shareholders, including:

●	the likelihood of greater volatility of NAV and market price of and distributions in the Shares;

●	fluctuations in the dividend rates on any preferred stock or in interest rates on borrowings and short-term debt;

●	increased operating costs, which are effectively borne by Shareholders, may reduce the Fund’s total return; and

●	the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund’s obligations under such borrowing or preferred stock remain fixed.

In addition, the rights of lenders and the holders of preferred stock and debt securities issued by the Fund will be senior to the rights of Shareholders with respect to the payment of dividends or to the distribution of assets upon liquidation. Holders of preferred stock have voting rights in addition to and separate from the voting rights of Shareholders. The holders of preferred stock, on the one hand, and the holders of the Shares, on the other hand, may have interests that conflict in certain situations.

Leverage is a speculative technique that could adversely affect the returns to Shareholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced or potentially eliminated (or, in the case of distributions, will consist of return of capital).

The Fund will pay (and the Shareholders will bear) all costs and expenses relating to the Fund’s use of leverage, which will result in the reduction of the NAV of the Shares. The Fund’s leverage strategy may not work as planned or achieve its goals.

Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund’s ability to pay dividends and distributions on Shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies which may issue ratings for any preferred shares or short-term debt instruments issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

Broad Discretionary Power to Choose Investments. The Adviser has broad discretionary power to decide what investments the Fund will make. While the Adviser currently intends to use the strategies described herein with respect to the Fund, the Adviser may employ other investment techniques and invest in other instruments that the Adviser believes will help achieve the Fund’s investment objective or hedge unforeseen risks. Consistent with its investment objectives, the Fund may invest in financial instruments of any and all types, which exist now or are hereafter created. Such investments may entail risks not described herein, any of which may adversely affect the Fund.

Non-Diversified Company Risk. As the Fund may invest more than 5% of its total assets in the securities of one or more issuers, it would not qualify as a “diversified company” within the meaning of the 1940 Act. The Fund may therefore be more susceptible than such a diversified company would be to being adversely affected by events impacting a single investment, geographic location, security or investment type. This lack of diversification will expose the Fund to losses disproportionate to market declines in general if there are disproportionately greater adverse price movements in the particular investments, and the Fund’s investment portfolio may be subject to more rapid changes in value than would be the case if the Fund were required to maintain a wide diversification among companies, industries and types of securities. To the extent the Fund holds investments concentrated in a particular issuer, security, asset class or geographic region, the Fund will be more susceptible than a more widely diversified fund to the negative consequences of a single corporate, economic, political or regulatory event. Unfavorable performance by any number of investments could substantially adversely affect the aggregate returns realized by Shareholders.

Market for Investment Opportunities. The activity of identifying and completing investments is highly competitive and involves a high degree of uncertainty and risk. In addition, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to the Other Oaktree Funds. The Fund will be competing for investments with various other investors, such as other public and private funds, commercial and investment banks, commercial finance companies and, to the extent they provide an alternative form of financing, private equity funds. Other funds may have investment objectives that overlap with the Fund, which may create competition for investment opportunities. Many competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund, and may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships.

The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding, and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products, specialty finance companies, real estate investment trusts). As a result of these other entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors may be substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

The competitive pressures could impair the Fund’s activities, financial condition and results of operations. As a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities. To the extent that the Fund encounters competition for investments, returns to the Shareholders may decrease, including as a result of higher pricing, foregoing opportunities or negotiating fewer transactional protections in order to remain competitive. Additionally, the Fund may incur bid, due diligence, negotiating, consulting or other costs on investments that may not be successful. There can be no assurance that the Fund will be able to identify, complete and exit investments which satisfy the Fund’s rate of return objectives, or realize upon their values.

“Best-Efforts” Offering Risk. This offering is being made on a best efforts basis, whereby the Placement Agent is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Network of Broker-Dealers Risk. The success of the Fund’s private placement, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon establishing, operating and maintaining a network of selected broker-dealers to sell the Shares. If such networks are unable to be established, operated and maintained, the Fund may not be able to raise adequate proceeds through the Fund’s private placement to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Repurchase Offers Risk. In order to provide liquidity to Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board of Directors. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Notwithstanding the foregoing, the Fund may, in its sole discretion and for administrative convenience, accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined.

Risk Relating to Due Diligence. Before the Fund makes an investment, the Adviser or Oaktree will conduct such due diligence as it deems reasonable and appropriate based on the facts and circumstances applicable to the investment. Due diligence may entail marketing studies, business plan development, evaluation of important and complex business, financial, tax, accounting, ESG and legal issues as well as background investigations of individuals. Outside professionals, consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment. The involvement of such third parties may present a number of risks primarily relating to reduced control of the functions that are outsourced and may entail significant third-party expenses. In addition, if the Fund is unable to timely engage third-party providers, its ability to evaluate and acquire more complex assets could be adversely affected. Due diligence investigations with respect to any investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating the investment opportunity. Moreover, there can be no assurance that attempts to identify risks associated with an investment will achieve their desired effect. Potential investors should regard an investment in the Fund as being speculative and having a high degree of risk.

In the event of fraud, any material misrepresentation or omission or any professional negligence by any seller or originator of assets or such seller’s or originator’s representatives, or by any other party, the Fund may suffer a material loss of capital and the value of the Fund’s investments may be adversely impacted. The Fund will rely upon the accuracy and completeness of representations made by various persons in the due diligence process and cannot guarantee such accuracy or completeness.

Income and Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. If the distribution rates or yields of the Fund’s investments decrease, Shareholders’ income from the Fund could decline. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. There can be no assurance that distributions paid by the Fund to the Shareholders will be maintained at initial levels or increase over time.

In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Deployment of Capital; Impact on Investment Returns. In light of the need to be able to deploy capital quickly to capitalize on potential investment opportunities or to establish reserves for anticipated debts, liabilities or obligations, including liquidity needs, cash may be held by the Fund in money market investments pending deployment into other investments, the amount of which may at times be significant. While the duration of any such holding period is expected to be relatively short, in the event the Fund is unable to find suitable investments, such money market investments may be held for longer periods, which would be dilutive to overall investment returns. It is not anticipated that the temporary investment of such cash into money market investments will generate significant interest, and Shareholders should understand that such low interest payments on the temporarily invested cash may adversely affect the overall returns of the Fund.

Dependence on Investment Team; No Right to Control the Fund’s Operations. The success of the Fund depends in substantial part on the management, skill and acumen of the investment team and other professionals. The Shares are passive investments, and investors will have no opportunity to control the day-to-day operations of the Fund, including investment and disposition decisions. Subjective decisions made by Oaktree or its affiliates may cause the Fund to incur losses or to miss profit opportunities on which it would otherwise have capitalized. In order to safeguard their limited liability for the liabilities and obligations of the Fund, investors must rely entirely on the Adviser to conduct and manage the affairs of the Fund. Investors will have no direct rights against third parties engaged by the Adviser or Oaktree in respect of the Fund. There can be no assurance that the investment team and such other professionals will continue to be employed by the Adviser or Oaktree throughout the life of the Fund. The loss of members of the investment team and such other professionals could have a material adverse effect on the Fund.

Risks of Third-Party Service Providers. Certain of the Fund’s and Oaktree’s operations may interface with and/or depend on third-party service providers, and the Fund, the Adviser or Oaktree may not be in a position to verify the risks or reliability of such third parties. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them. The costs, fees and expenses associated with the provision of such services by third-party service providers will generally be borne by the Fund instead of the Adviser or Oaktree, thereby increasing the expenses borne by the Shareholders.

Artificial Intelligence and Machine Learning Developments. Recent technological advances in artificial intelligence and machine learning technology (collectively, “Machine Learning Technology”), including OpenAI’s release of its ChatGPT application, pose risks to Oaktree, the Fund and the Fund’s portfolio investments. While Oaktree may utilize Machine Learning Technology in connection with its business activities, including investment activities, Oaktree intends to periodically evaluate and/or adjust internal policies governing use of Machine Learning Technology by its personnel. Notwithstanding any such policies, Oaktree personnel, portfolio managers, senior executives, external advisors and other associated persons of Oaktree or any affiliates of Oaktree could, unbeknownst to Oaktree, utilize Machine Learning Technology in contravention of such policies. Oaktree, the Fund and the Fund’s portfolio investments could be further exposed to the risks of Machine Learning Technology if third-party service providers or any counterparties, whether or not known to Oaktree, also use Machine Learning Technology in their business activities. Oaktree will not be in a position to control the use of Machine Learning Technology in third-party products or services, including those provided by Oaktree’s and its affiliates’ service providers.

Use of Machine Learning Technology by any of the parties described in the previous paragraph could include the input of confidential information (including material non-public information) and such input may result in the contravention of non-disclosure agreements, and/or breach of applicable policies, laws or regulations relating to treatment of confidential and/or personally identifiable information (including material non-public information). By inputting data into Machine Learning Technology applications, such information becomes part of a dataset that is accessible by other third-party Machine Learning Technology applications and users. For more information on risks relating to information security see also “Privacy, Data Protection and Information Security Compliance Risk” above.

Independent of its context of use, Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Machine Learning Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Machine Learning Technology. To the extent that Oaktree, the Fund or the Fund’s portfolio investments are exposed to the risks of Machine Learning Technology, any such inaccuracies or errors could have adverse impacts on Oaktree, the Fund or the Fund’s portfolio investments. Conversely, to the extent competitors of Oaktree and its portfolio companies utilize Machine Learning Technology more extensively than Oaktree and its portfolio companies, there is a possibility that such competitors will gain a competitive advantage.

Machine Learning Technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

Cyber Security Breaches. Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and are expected to continue to increase in frequency and severity in the future. The information and technology systems of Oaktree, its affiliates, portfolio companies, issuers and service providers may be vulnerable to damage or interruption from cyber security breaches, computer viruses or other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and other security breaches, usage errors or malfeasance by their respective professionals or service providers, power, communications or other service outages, and catastrophic events such as fires, tornadoes, floods, hurricanes, earthquakes or terrorist incidents. If unauthorized parties gain access to such information and technology systems, or if personnel abuse or misuse their access privileges, they may be able to steal, publish, delete or modify private and sensitive information, including personal information related to Shareholders (and their beneficial owners) and material information. Although Oaktree has implemented, and portfolio companies, issuers and service providers may implement, various measures to manage risks relating to these types of events, such systems could prove to be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Oaktree does not control the cyber security plans and systems put in place by third party service providers, and such third party service providers may have limited indemnification obligations to Oaktree, its affiliates, the Fund, the Shareholders and/or a portfolio company or issuer, each of whom could be negatively impacted as a result. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified in a timely manner or at all, even with sophisticated prevention and detection systems. This could potentially result in further harm and prevent such breaches from being addressed appropriately. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in Oaktree’s, its affiliates’, the Fund’s and/or a portfolio company’s or issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to Shareholders (and their beneficial owners), material non-public information and the intellectual property and trade secrets and other sensitive information of Oaktree and/or portfolio companies or issuers. Oaktree, the Fund and/or a portfolio company or issuer could be required to make a significant investment to remedy the effects of any such failures, harm to their reputations, legal claims that they and their respective affiliates may be subjected to, regulatory action or enforcement arising out of applicable privacy and other laws, adverse publicity, and other events that may affect their business and financial performance.

Uncertainty of Financial Projections. The Fund may make investments based upon projections concerning an investment’s future performance and cash flow. Projections are inherently subject to uncertainty and factors beyond the control of the Adviser. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. Different assumptions may produce different results. The inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of other unforeseen events could impair projected values and cash flow. In addition, projected performance does not predict future results and there can be no assurance that the projected results or expected returns will be achieved or that the Fund will be able to effectively implement its investment objective.

In addition, Oaktree may determine the suitability of investments based in part on the basis of financial projections for portfolio issuers. Events or conditions, including changes in general market conditions, which may not have been anticipated or which are otherwise not foreseeable, may occur and have a significant impact on the actual rate of return received with respect to the Fund’s investments.

Forward-Looking Statements; Opinions. Statements contained in this Memorandum (including those relating to forecasts, estimates, current and future market conditions and trends in respect thereof) that are not historical facts are based on current expectations, estimates, projections, opinions and/or beliefs of Oaktree. Such statements involve known and unknown risks, uncertainties and other factors, and undue reliance should not be placed thereon. Moreover, certain information contained in this Memorandum constitutes “forward-looking” statements, which can be identified by the use of forward-looking terminology such as “may,” “can,” “will,” “would,” “seek,” “should,” “expect,” “anticipate,” “project,” “estimate,” “intend,” “forecast,” “continue,” “target” or “believe” or the negatives thereof, or other variations thereon or comparable terminology. Due to various risks and uncertainties, including those set forth herein, actual events or results or the actual performance of the Fund may differ materially from those reflected or contemplated in such forward-looking statements.

Projections, Forecasts and Estimates. Any projections, forecasts and estimates contained herein are forward-looking statements and are based upon certain assumptions that Oaktree considers reasonable. Projections are necessarily speculative in nature, and it can be expected that some or all of the assumptions underlying the projections will not materialize or will vary significantly from actual results. Projected operating results will often be based on management judgments. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. Actual results are expected to vary from the projections, and the variations may be material. The inclusion of projections herein should not be regarded as a representation by the Fund, the Adviser, Oaktree or any of their respective affiliates or any other person or entity of the results that will actually be achieved by the Fund. None of the Fund, the Adviser, Oaktree or any of their respective affiliates and any other person has any obligation to update or otherwise revise any projections, including any revisions to reflect changes in economic conditions or other circumstances arising after the date hereof or to reflect the occurrence of unanticipated events, even if the underlying assumptions do not come to fruition.

Valuation Risk. Valuations of the Fund’s portfolio, which will affect the Fund’s performance results, may involve uncertainties and judgmental determinations. The Adviser, in its role as “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, may use an independent pricing service or prices provided by dealers to value certain securities at their market value. Because the secondary markets for certain investments may be limited, they may be difficult to value. When market quotations are not readily available or are deemed to be unreliable, the Fund’s investments are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Directors. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

The process of valuing securities for which reliable market quotations are not available is based on inherent uncertainties and the resulting values may differ from values that would have been determined had a ready market existed for such securities and may differ from the prices at which such securities may ultimately be sold. Further, third-party pricing information may at times not be available regarding certain of the Fund’s securities, derivatives and other assets. If the Adviser’s valuation of the Fund’s securities should prove to be incorrect, the net asset value of the Fund’s investments could be adversely affected. In addition, due to the substantial volatility experienced by many valuation inputs in recent periods, the subjective decisions of the Adviser regarding which inputs to select, the measurement dates and the relative weights to assign to such inputs all have a disproportionate impact on valuations. In addition, because the Management Fee is calculated based on the Fund’s NAV, the Adviser will have an incentive to make determinations that result in the continued payment of, or a higher, Management Fee. Moreover, because the Adviser will determine in its discretion the value of any such assets, the Adviser will have an apparent conflict of interest in making that determination, given the potential impact of such valuations on the Fund’s performance results.

Accounting Standards; Limited Availability of Information; Due Diligence. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) will generally be followed in preparing the Fund’s financial statements. Accounting standards in certain countries generally do not correspond to international accounting standards, and in some countries, national accounting, auditing and financial reporting standards may not yet be in place. The information appearing on the financial statements of the companies in those countries may not reflect financial positions or results of operations in the way they would be reflected if the financial statements had been prepared in accordance with U.S. GAAP. Investors in such companies generally have access to less reliable information than investors in more economically sophisticated countries. The timeliness of financial statement preparation in certain countries may also differ from that of the United States. In addition, the scope and nature of the Fund’s due diligence activities in connection with portfolio investments in certain non-U.S. countries will be more limited than due diligence reviews conducted in more developed economies because reliable information is often unavailable or prohibitively costly to obtain. The lower standards of due diligence and financial controls in investments in certain non-U.S. countries increase the likelihood of material losses on such investments.

Illiquidity. Participation in the Fund will generally be an illiquid investment. Investors generally will not be permitted to voluntarily withdraw from the Fund prior to its termination, except through periodic repurchases made by the Fund pursuant to Rule 23c-3 under the 1940 Act. In addition, Shares may be assigned or otherwise transferred only under limited circumstances. Consequently, Shareholders may not be able to liquidate their investments prior to the end of the Fund’s term and should therefore be prepared to bear the economic risk of an investment for an indefinite period. Furthermore, the Fund may invest in relatively illiquid investments. A significant portion of the Fund’s assets may consist of investments that are thinly traded, investments for which no market exists or investments that are restricted as to their transferability under applicable securities laws or documents governing particular transactions of the Fund. Some securities or instruments that were liquid at the time they were acquired may, for a variety of reasons which may not be in the Fund’s control, later become illiquid. This factor may have the effect of limiting the availability of these securities or instruments for purchase by the Fund and may also limit the ability of the Fund to sell such investments at their fair market value prior to the winding up and subsequent dissolution of the Fund or in response to changes in the economy or the financial markets. Due to securities regulations governing certain publicly traded equity securities, the Fund’s ability to sell securities could also be diminished with respect to equity holdings that represent a significant portion of the issuer’s securities (particularly if the Fund has designated one or more directors of the issuer).

Mandatory Withdrawals. The Fund may repurchase Shares without consent or other action by a Shareholder or other person if the Fund determines that:

●	the Shares have vested in any other person other than by operation of law as a result of the death, divorce, dissolution, bankruptcy, insolvency or adjudicated incompetence of the stockholder;

●	ownership of the Shares by a Shareholder or other person is likely to cause the Fund to be in violation of, or require registration of the Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities, or other laws of the U.S. or any other relevant jurisdiction;

●	continued ownership of the Shares by a Shareholder may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by a Shareholder or other person in connection with the acquisition of Shares were not true when made or has ceased to be true; or

●	with respect to a Shareholder subject to special laws or compliance requirements, such as those imposed by ERISA, the Bank Holding Company Act or certain Federal Communication Commission regulations (collectively, “Special Laws or Regulations”), the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold any Shares.

Shares will be repurchased at the NAV per Share of the class of Shares being repurchased. Shareholders whose Shares are repurchased by the Fund will not be entitled to a return of any amount of sales load (if applicable) that was charged in connection with the Shareholder’s purchase of such Shares.

Contingent Liabilities on Disposition of Investments. In connection with the disposition of an investment in a portfolio company, the Fund may be required to make representations about the business and financial affairs of such company typical of those made in connection with the sale of any business. The Fund also may be required to indemnify the purchasers of such investment with respect to certain matters, including the accuracy of such representations. These arrangements may result in contingent liabilities for which the Adviser may establish reserves or escrows.

Third Party Involvement. The Fund may co-invest with third parties through funds, joint ventures or other entities. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that a co-venturer or partner of the Fund may at any time have other business interests and investments other than the joint venture with the Fund, or may have economic or business goals different from those of the Fund. In addition, the Fund may be liable for actions of its co-venturers or partners. The Fund’s ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement. In addition, such arrangements are likely to involve restrictions on the resale of the Fund’s interest in the company.

Electronic Delivery of Certain Documents. Subject to applicable law, certain documents may be delivered to investors via one or more designated websites. There are certain costs (e.g., internet access) and possible risks (e.g., slow downloading time and system outages) associated with electronic delivery. Moreover, neither the Adviser nor Oaktree can provide any assurance that these communication methods are secure, and there could be problems or malfunctions resulting from any computer viruses or related problems that may be associated with the use of an internet-based system.

Institutional Risk. Oaktree is responsible for choosing the brokers, dealers and transaction agents and counterparties used for each of the Fund’s securities transactions. Although various legal protections are intended to preserve the net claims that a customer, such as the Fund, may have in relation to such parties, a failure in the creditworthiness of a broker-dealer or other party, or the default, delay or inability or refusal of a broker-dealer or other party to perform could result in a loss of all or a portion of the Fund’s investments with or through such broker-dealer or other party.

Counterparty, Settlement and Local Intermediary Risk. From time to time, certain securities markets have experienced operational clearance and settlement problems that have resulted in failed trades. These problems could cause the Fund to miss attractive investment opportunities or result in the Fund’s liability to third parties by virtue of an inability to perform the Fund’s contractual obligation to deliver securities. In addition, delays and inefficiencies of the local postal, transport and banking systems could result in the loss of investment opportunities, the loss of funds (including dividends) and exposure to currency fluctuations.

Because certain purchases, sales, securities lending, derivatives, repurchase/reverse repurchase transactions and other transactions in which the Fund will engage involve instruments that are not traded on an exchange, but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts, as well as risks of transfer, clearance or settlement default. Such risks may be exacerbated with respect to non-U.S. securities or transactions with non-U.S. counterparties. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. Such risks may differ materially from those entailed in exchange-traded transactions that generally are backed by clearing organization guarantees, daily marking-to-market and settlement of positions and segregation and minimum capital requirements applicable to intermediaries. There can be no assurance that Oaktree’s monitoring activities will be sufficient to adequately control counterparty risk.

In situations where the Fund places assets in the care of a custodian or is required to post margin or other collateral with a counterparty, the custodian or counterparty may fail to segregate such assets or collateral, as applicable, or may commingle the assets or collateral with the relevant custodian’s or counterparty’s own assets or collateral, as applicable. As a result, in the event of the bankruptcy or insolvency of any custodian or counterparty, the Fund’s excess assets and collateral may be subject to the conflicting claims of the creditors of the relevant custodian or counterparty, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of such custodian or counterparty, rather than as the owner of such assets or collateral, as the case may be.

Certain of the Fund’s transactions may be undertaken through local brokers, banks or other organizations in the countries in which the Fund makes investments, and the Fund will be subject to the risk of default, insolvency or fraud of such organizations. The collection, transfer and deposit of bearer securities and cash expose the Fund to a variety of risks, including theft, loss and destruction. Finally, the Fund will be dependent upon the general soundness of the banking systems of countries in which investments will be made.

Service Providers and Investors’ Rights. Investors in the Fund generally have no direct rights against the Fund’s service providers, including without limitation an auditor and a depositary (if appointed). Where wrongdoing is alleged to have been committed against the Fund, such wrongdoing would generally only be actionable by the Adviser and the Fund. In the absence of any direct contractual relationship between the investors and the Fund’s service providers, there are only very limited circumstances in which an investor may bring a direct claim against any such service provider.

Changes in Interest Rates. General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s net asset value. The majority of the Fund’s debt investments are expected to have variable interest rates that reset periodically based on benchmarks such as the Euro Interbank Offered Rate (“EURIBOR”), the Canadian Dollar Offered Rate (“CDOR”), the Secured Overnight Financing Rate (“SOFR”), Sterling Overnight Index Average Rate (“SONIA”), or any other reference rate, benchmark or index, including in each case, any permutations thereof and any credit spread adjustments thereto (collectively, the “Reference Rates”). An increase in interest rates may make it more difficult for the Fund’s portfolio companies to service their obligations under the debt investments that the Fund will hold and increase defaults even where the Fund’s investment income increases. Rising interest rates could also cause borrowers to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Additionally, as interest rates increase and the corresponding risk of a default by borrowers increases, the liquidity of higher interest rate loans may decrease as fewer investors may be willing to purchase such loans in the secondary market in light of the increased risk of a default by the borrower and the heightened risk of a loss of an investment in such loans. Decreases in credit spreads on debt that pays a floating rate of return would have an impact on the income generation of the Fund’s floating rate assets. Trading prices for debt that pays a fixed rate of return tend to fall as interest rates rise. Trading prices tend to fluctuate more for fixed rate securities that have longer maturities.

Conversely, if interest rates decline, borrowers may refinance their loans at lower interest rates, which could shorten the average life of the loans and reduce the associated returns on the investment, as well as require Oaktree and the investment team to incur management time and expense to re-deploy such proceeds, including on terms that may not be as favorable as the Fund’s existing loans. Additionally, as interest rates increase and the corresponding risk of a default by borrowers increases, the liquidity of higher interest rate loans may decrease as fewer investors may be willing to purchase such loans in the secondary market in light of the increased risk of a default by the borrower and the heightened risk of a loss of an investment in such loans.

LIBOR and Other Reference Rates. Certain of the Fund’s investments may provide exposure to coupon rates that were based on the London Interbank Offered Rate (“LIBOR”), or are based on SOFR, EURIBOR and other similar types of Reference Rates. These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets. LIBOR was phased out at the end of June 2023. SOFR was selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States, and U.S. law requires that contracts without a practicable LIBOR alternative, default to SOFR plus a set spread beginning in mid-2023. SOFR is a secured, nearly risk-free rate, while LIBOR was an unsecured rate that included an element of bank credit risk. In addition, SOFR is strictly an overnight rate, while LIBOR historically was published for various maturities, ranging from overnight to one year. Certain contracts provided for a spread adjustment when transitioning to SOFR from LIBOR, but there is no assurance that it provided adequate compensation. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, certain issuers may have encountered obstacles to converting their investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. Market participants may have transitioned Reference Rates through contractual amendments, legislation, market wide protocols, fallback contractual provisions, bespoke negotiations or otherwise.

The termination of certain Reference Rates presents risk to the Fund. The failure of issuers to transition could lead to increased volatility and illiquidity in markets for instruments that have yet to rely on a substitute to determine their next coupon rates and a reduction in the values of those investments, all of which would impact the Fund. Various complexities brought about by significant changes to operational processes and IT systems may not be complete, and coordination with other market participants may be severely impacted, which may negatively impact the Fund.

In addition, the alternative reference or benchmark rate may be an ineffective substitute, potentially resulting in prolonged adverse market conditions for the Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial conditions or results of operations. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere.

Suitability of an Investment in the Fund. An investment in the Fund is not suitable for all investors. Investors must have a willingness to accept the risks associated with an investment in the Fund and the limited liquidity inherent in an investment in the Fund. Investors should consult their professional advisers to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition. An investment in the Fund requires a long-term commitment, and there can be no assurance that the Fund’s investment objectives will be achieved or that there will be any return of capital. Therefore, investors should only invest in the Fund if they can withstand a total loss of their investment.

Incentive Fee Risk. The Incentive Fee payable to the Adviser may create an incentive for the Adviser to make investments that are risky or more speculative than would be the case in the absence of such a compensation arrangement and also to incur leverage, which will tend to enhance returns where the portfolio has positive returns. The way in which the Incentive Fee is determined may encourage the Adviser to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities or other instruments than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Systemic Risk. Credit risk may arise through a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution causes a series of defaults by the other institutions. This is sometimes referred to as a “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, securities firms and exchanges, with which the Fund interacts on a daily basis.

Anti-Takeover Provisions. Certain provisions of the Fund’s Charter and Bylaws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. These provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Risks Upon Disposition of Investments. In connection with the disposition of certain types of portfolio investments, the Fund may be required to make representations about the business and financial affairs of the applicable portfolio company typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such portfolio company or underwriters to the extent that any such representations or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which might ultimately have to be funded by Shareholders.

Recourse to Assets. The Fund’s assets, including any portfolio investments made by the Fund and any funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and may not be limited to any particular asset, such as the asset representing the portfolio investment giving rise to the liability.

Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Asset Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser may make less than optimal or poor asset allocation decisions. The Adviser employs an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Issuer Risk. The value of securities may decline for a number of reasons that directly relate to a security’s issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. These risks can apply to the Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

The value of securities may decline for a number of reasons that directly relate to a security’s issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Shareholder Risk. To the extent a large proportion of Shares are held by a small number of Shareholders (or a single Shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these Shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders (or a single Shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, Shareholders unaffiliated with the Adviser will not be given priority over Shareholders that are affiliates of the Adviser, whose holdings in the Fund may be significant and may have the effect of diluting third-party Shareholders with respect to any repurchase offer.

Temporary Defensive Strategies Risk. From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the Adviser anticipates unusual market or other conditions. When a temporary defensive posture is believed by the Adviser to be warranted (“temporary defensive periods”), the Fund may, without limitation, hold cash or invest its managed assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. To the extent that the Fund invests defensively, it may not achieve its investment objective.

Risk of Regulatory Changes. Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU (and some other countries) are implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically have been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts.

Investment-Related Risks

Investment Risk. An investment in the Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Shares represents an indirect investment in the investments and other financial assets owned by the Fund. The value of the Fund’s investments will generally fluctuate with, among other things, changes in prevailing interest rates, federal tax rates, counterparty risk, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. The Fund anticipates using leverage, which would magnify the Fund’s investment, market and certain other risks.

While some of the loans in which the Fund will invest may be secured, the Fund may also invest in debt or other securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. In such instances, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency is likely to be substantially less than that of senior creditors. For example, under terms of subordination agreements, senior creditors are typically able to block the acceleration of the debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the debt securities in which the Fund will invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency.

Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance,” (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a “preference,” (iii) equitable subordination claims by other creditors, (iv) so called “lender liability” claims by the issuer of the obligations and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any issuer, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investment in any such company. The Fund’s investments may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Accordingly, there can be no assurance that the Fund’s investment objective will be realized.

Asset-Backed Securities. The Fund expects to invest in asset-backed securities (“ABS”), which are securities backed by assets such as mortgages (including residential or commercial mortgages), trade claims, installment sale contracts, credit card and/or other receivables, collateralized debt obligations or other assets. ABS are “pass-through” securities, meaning that principal and interest payments, net of expenses, made by the borrower on the underlying assets are passed through to the Fund.

The investment characteristics of ABS differ from traditional debt securities in several ways. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time. That being said, the collateral supporting ABS is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS can be affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

Holders of ABS bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks, as further described below. In addition, ABS are subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.

Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.

Market risk arises from the cash flow characteristics of the ABS, which for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.

Interest rate risk arises for the issuer from (x) the pricing terms on the underlying collateral, (y) the terms of the interest rate paid to holders of the ABS and (z) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.

Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows. In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans.

Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.

Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.

Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Private Credit Risk. The Fund may invest in “private credit,” which refers to the origination of a bilateral loan without a traditional bank intermediary connecting the borrower directly to the private lender. The Fund intends to obtain exposure to select less liquid or illiquid private credit investments, generally involving corporate borrowers, including through investments in pooled investment vehicles. However, the Fund will not invest more than 15% of its assets in entities that rely on Sections 3(c)(1) or 3(c)(7) of the 1940 Act, other than CLOs and other asset-backed issuers.

Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund or an underlying fund may not be able to resell some of its holdings for extended periods, which may be several years, or at the price at which the underlying fund is valuing its investments. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of an underlying fund or the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund’s or underlying fund’s private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies.

Investments in Real Estate and Mortgage-Backed Securities Generally. The Fund may invest in a variety of real estate-related investments. The value of real estate and real estate-related securities and other investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, bank liquidity, the availability of financing and by regulatory or governmentally imposed factors such as a zoning change, an increase in property taxes, the imposition of height or density limitations, the requirement that buildings be accessible to disabled persons, the requirement for environmental impact studies, the potential costs of remediation of environmental contamination or damage and the imposition of special fines to reduce traffic congestion or to provide for housing. Income from income-producing real estate may be adversely affected by general economic conditions, local conditions such as oversupply or reduction in demand for space in the area, competition from other available properties, and the owner provision of adequate maintenance and coverage by adequate insurance. Certain significant expenditures associated with real estate (such as mortgage payments (to the extent leveraged), real estate taxes and maintenance costs) have no relationship with, and thus do not diminish in proportion to, a reduction in income from the property. Reductions in value or cash flow could impair the Fund’s ability to make distributions to Shareholders, adversely impact its investment policy and reduce overall returns on investments.

If a borrower of loan secured by real estate defaults on such loan, it is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing such loan. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions, which often prolongs and complicates an already difficult and time-consuming process. In some states or other jurisdictions, foreclosure actions can take up to several years or more to conclude. During the foreclosure proceedings, a borrower may have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.

Risks Relating to Investments in CMBS. The Fund may invest in mortgage-backed securities, including residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The collateral underlying CMBS generally consists of commercial mortgages or real property that have a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels. CMBS have been issued in a variety of issuances, with varying structures including senior and subordinated classes. The commercial mortgages underlying CMBS generally have shorter maturities than residential mortgages, allow a substantial portion of the loan balance to be paid at maturity, commonly known as a “balloon payment,” and are usually non-recourse against the commercial borrower.

The prospect of full repayment of the commercial mortgage loans underlying CMBS depends on the ability of the commercial borrower to generate current income from its commercial property. The ability to generate current income from a commercial property is affected by a variety of factors. Such factors include differences in the management ability and track record of the commercial borrower, and geographic and/or industry concentration. Commercial borrowers may also lack the incentive to invest the funds necessary to maintain and attract tenants in the properties underlying the commercial mortgage loans to the extent the value of the mortgage exceeds the property value. Also, the likelihood of the commercial borrower repaying the commercial mortgage loan at maturity is heavily influenced by the commercial borrower’s ability to secure subsequent financing, which can be negatively impacted by a difficult credit environment.

Commercial borrowers have a variety of management and industry track records. There are many differences between commercial borrowers’ capital structures, prior and/or current debt obligations and management abilities. The successful generation of current income from a commercial borrower’s property will be heavily influenced by a commercial borrower’s ability to handle the relevant issues that are part of the commercial property management industry. A variety of ability levels will affect the successful generation of current income and, ultimately, the risk of default on a commercial borrower’s commercial mortgage loan. Differences in the management ability among commercial borrowers may have an impact on the capacity of a commercial borrower to repay fully its commercial mortgage underlying CMBS.

The value of CMBS is subject to risk from possible geographic and/or industry concentration. Certain geographic regions and/or industries may be more adversely affected from economic pressures when compared to other geographic regions and/or industries. A pool of CMBS backed by commercial mortgage loans with a substantial geographic and/or industry concentration will be more susceptible to the economic environment of such concentrated geographic regions and/or industries, and therefore could incur an increased loss in value.

Unlike residential mortgage loans, most commercial mortgage loans are not amortized over the loan term. Instead, with most commercial mortgage loans the bulk of the loan balance is payable at maturity with a one-time payment, commonly known as a “balloon payment.” Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing. Usually, a commercial borrower will seek out another loan to satisfy the balloon payment on a commercial mortgage loan. Therefore, full satisfaction of a commercial mortgage loan will be affected by a commercial borrower’s access to credit. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower.

Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial mortgage loan underlying CMBS, then the options for financial recovery are limited in nature. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial mortgage loan are the only options before an ultimate foreclosure on the commercial property. Foreclosure is costly and often protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial mortgage loan. While real estate fundamentals are improving, the level of commercial mortgage loan defaults remains significant and market values of the underlying commercial real estate remain distressed in many cases. It has also become increasingly difficult for lenders to dispose of foreclosed commercial real estate without incurring substantial investment losses, and ultimately leading to a decline in the value of CMBS. There can be no guarantee that the Fund’s investments in CMBS will not be adversely affected by such risks.

Investments in CMBS are also subject to various risks and uncertainties, including credit, market, interest rate, structural and legal risks. These risks may be magnified by the continued volatility in the credit and commercial real estate markets. The investment characteristics of CMBS differ from traditional debt securities in a number of respects, and are similar to the characteristics of structured credit products in which investors participate through a trust or other similar conduit arrangement. As noted above, commercial mortgage loans are obligations of the borrowers thereunder and are not typically insured or guaranteed by any other person or entity. While the Fund intends to vigorously analyze and underwrite its CMBS investments from a fundamental real estate perspective, defaults by the underlying borrowers may require a substantial amount of workout negotiations and/or restructurings and may trigger foreclosure actions, which can be lengthy and time-consuming process. There can be no assurance that underwriting practices will yield their desired results, and there can be no assurance that the Fund will be able to effectively achieve its investment objective or that projected returns will be achieved. Furthermore, each investor should be prepared to bear the economic risk of the investment for an indefinite period of time.

In addition to investing in pools or tranches of CMBS, the Fund may in certain circumstances invest in CMBS relating to a single issuer or a handful of issuers, which involves a high degree of concentrated risk with no certainty of any return of capital. These risks may be further pronounced in cases where the CMBS is secured by a relatively small or less diverse pool of underlying loans or real estate assets. Certain geographic regions and/or industries may be more adversely affected from economic pressures when compared to other geographic regions and/or industries. A pool of CMBS backed by commercial mortgage loans with a substantial geographic and/or industry concentration will be more susceptible to the economic environment of such concentrated geographic regions and/or industries, and therefore could incur an increased loss in value.

The Fund may invest in a wide range of mezzanine loans and pools or tranches of CMBS comprised of securities that are subordinated or otherwise junior in an issuer’s capital structure. Investments in subordinated CMBS and real estate-related obligations may be characterized by greater credit risks than those associated with the senior obligations of such issuance or series. Subordinated or junior tranches in an issuer’s capital structure absorb losses from default before other more senior tranches to which such junior tranches are subordinate. Adverse changes in the financial condition of an issuer, general economic conditions, or both may impair the ability of such issuer to make payments on the subordinated securities and result in defaults on such securities more quickly than in the case of the senior obligations of such issuer. In addition, subordinated or junior tranches in an issuer’s capital structure absorb losses from default before other more senior tranches to which such junior tranches are subordinate. As a result, to the extent the Fund invests in subordinate pools or tranches of CMBS, the Fund would potentially receive payments or interest distributions after, and must bear the effects of losses or defaults on the underlying mortgage loans before, the holders of other more senior tranches of CMBS. In addition, the ability of the Fund to influence an issuer’s affairs is likely to be substantially less than that of senior creditors.

Risks Relating to Investments in RMBS. The Fund expects to invest certain of its assets in RMBS and become holders of RMBS. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans can be securitized and the securities issued in such securitization could be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan can be a lengthy and difficult process, and often involves significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties could be very limited.

At any one time, a portfolio of RMBS could be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans tend to be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations. In addition, the residential mortgage loans could include so-called “Jumbo” mortgage loans, having original principal balances that are higher than is generally the case for residential mortgage loans. As a result, such portfolio of RMBS could experience increased losses.

Each underlying residential mortgage loan in an issue of RMBS could have a balloon payment due on its maturity date. Balloon residential mortgage loans involve a greater risk to a lender than self-amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including the strength of the residential real estate markets, tax laws, the financial situation and operating history of the underlying property, interest rates and general economic conditions. If the borrower is unable to make such balloon payment, the related issue of RMBS could experience losses.

Prepayments on the underlying residential mortgage loans in an issue of RMBS will be influenced by the prepayment provisions of the related mortgage notes and will also be affected by a variety of economic, geographic and other factors, including the difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. In general, if prevailing interest rates fall significantly below the interest rates on the related residential mortgage loans, the rate of prepayment on the underlying residential mortgage loans would be expected to increase. Conversely, if prevailing interest rates rise to a level significantly above the interest rates on the related mortgages, the rate of prepayment would be expected to decrease. Prepayments could reduce the yield received on the related issue of RMBS.

Residential mortgage loans in an issue of RMBS can be subject to various federal and state laws, public policies and principles of equity that protect consumers, which among other things can regulate interest rates and other charges, require certain disclosures, require licensing of originators, prohibit discriminatory lending practices, regulate the use of consumer credit information and regulate debt collection practices. Violation of certain provisions of these laws, public policies and principles can limit the servicer’s ability to collect all or part of the principal of or interest on a residential mortgage loan, entitle the borrower to a refund of amounts previously paid by it, and/or subject the servicer to damages and sanctions. Any such violation could result also in cash flow delays and losses on the related issue of RMBS.

RMBS sometimes have structural characteristics that distinguish them from other ABS. The rate of interest payable on RMBS could be set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves. As a result of this cap, the return to investors is dependent on the relative timing and rate of delinquencies and prepayments of mortgage loans bearing a higher rate of interest. In general, early prepayments will have a greater impact on the yield to investors. Federal and state law can also affect the return to investors by capping the interest rates payable by certain mortgagors. In addition, certain RMBS could provide for the payment of only interest for a stated period of time.

In addition, structural and legal risks of RMBS include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), the assets of the issuer could be treated as never having been truly sold by the originator to the issuer and could be substantively consolidated with those of the originator, or the transfer of such assets to the issuer could be voided as a fraudulent transfer. Challenges based on such doctrines could result also in cash flow delays and losses on the related issue of RMBS.

It is not expected that RMBS will be guaranteed or insured by any governmental agency or instrumentality or by any other person, although the Fund will be permitted to invest in direct obligations of, or obligations that are fully guaranteed as to principal and interest by, the United States or certain instrumentalities thereof. Distributions on RMBS will depend solely upon the amount and timing of payments and other collections on the related underlying mortgage loans.

Structured Products. The Fund may invest in structured products, including pools of mortgages, loans and other real estate-related interests. These investments may include debt securities issued by a private investment fund that invests, on a leveraged basis, in bank loans, high-yield debt or other asset groups, as well as certificates issued by a structured investment vehicle that holds pools of commercial mortgage loans, as well as synthetic mortgage-backed securities (“MBS”) in the form of credit default swaps (e.g., CMBX). MBS may include swaps for which the reference obligation is an MBS or related index, such as the CMBX Index (a tradeable index referencing a basket of CMBS), the TRX Index (a tradeable index referencing total return swaps based on CMBS) or the ABX Index (a tradeable index referencing a basket of sub-prime MBS). The Fund’s investments in structured products will be subject to a number of risks, including risks related to the fact that the structured products will be leveraged. Utilization of leverage is a speculative investment technique and will generally magnify the opportunities for gain and risk of loss borne by an investor in the subordinated debt securities issued by a structured product. Many structured products contain covenants designed to protect the providers of debt financing to such structured products. A failure to satisfy those covenants could result in the untimely liquidation of the structured product and a complete loss of the Fund’s investment therein. In addition, if the particular structured product is invested in a security in which the Fund is also invested, this would tend to increase the Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis.

The performance of a particular structured product will be affected by a variety of factors, including its priority in the capital structure of the issuer, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.

The risks associated with structured products involve the risk of loss of principal due to market movement. In addition, investments in structured products can be illiquid in nature, with no readily available secondary market. Because they are linked to their underlying markets or instruments, investments in structured products generally are subject to all of the risks associated with an investment in those underlying markets or instruments and subject to greater volatility than an investment directly in the underlying market or instrument. These risks include the possibility of a default by, or bankruptcy of, the issuers of such assets or a claim that the pledging of collateral to secure any such asset constituted a fraudulent conveyance or preferential transfer that can be subordinated to the rights of other creditors of the issuer of such asset or nullified under applicable law. Any such structured products may include one or more underlying issuers that are portfolio companies of one or more of Other Oaktree Funds, which may give rise to certain conflicts of interest. (See also “Potential Conflicts of Interest” below). Total return on a structured product is derived by linking the return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which the Fund will potentially invest might involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. The Fund could invest in a class or tranche of structured products that is either subordinated or unsubordinated to the right of payment of another class or tranche. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products.

Certain issuers of structured products could be deemed to be “investment companies” as defined in the Investment Company Act. As a result, the Fund’s investments in these structured products could be limited by the restrictions contained in the Investment Company Act. Structured products are typically sold in private placement transactions, and there is no guarantee that there will be an active trading market for structured products.

Collateralized Loan Obligations. The Fund may invest in pools and/or tranches of Collateralized Loan Obligation (“CLO”) products (including “equity” or residual tranches) and other securitizations, which are generally limited recourse obligations of the issuer payable solely from the underlying assets of the issuer or proceeds thereof. Consequently, holders of equity or other securities issued by these issuers must rely solely on distributions on its underlying assets or proceeds thereof for payment in respect thereof. CLOs may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The underlying assets of issuers of CLOs may include, without limitation, broadly-syndicated leverage loans, middle-market bank loans, collateralized debt obligation (“CDO”) debt tranches, trust preferred securities, insurance surplus notes, asset-backed securities, mortgages, REITs, high-yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks. The aggregate return on CLO equity securities will depend in part upon the ability of each investment manager to actively manage the related portfolio of the assets of such issuers of CLOs.

The Fund’s investment strategy with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through a CLO) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired or realized at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of Oaktree. In addition, there can be no assurance that current market conditions may not deteriorate, which could have a materially adverse effect on the assets of the Fund. Actual or perceived trends in real estate or debt markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.

Investments in Real Estate Debt; Structural Considerations. The Fund may invest in a variety of real estate-related debt investments. In addition to the risks of borrower default (including loss of principal and nonpayment of interest) and the risks associated with real property investments, the Fund will be subject to a variety of risks in connection with such debt investments, including the risks of illiquidity, lack of control, mismanagement or decline in value of collateral, contested foreclosures, bankruptcy of the debtor, claims for lender liability, violations of usury laws and the imposition of common law or statutory restrictions on the Fund’s exercise of contractual remedies for defaults of such investments.

The debt securities and instruments in which the Fund is permitted to invest include secured or unsecured debt at various levels of an issuer’s capital structure. As part of the Fund’s investment strategy, the Fund can invest in a range of mezzanine, junior tranches of debt securities in an issuer’s capital structure and pools or tranches of CMBS comprised of securities that are subordinated or otherwise junior in an issuer’s capital structure. To the extent the Fund invests in unsecured or relatively junior debt securities in an issuer’s capital structure, such investments may be subordinated to substantial amounts of senior indebtedness. Investments in subordinated debt securities involve greater credit risk of default than the more senior classes of such issuance or series. Subordinated or junior tranches in an issuer’s capital structure absorb losses from default before other more senior tranches to which such junior tranches are subordinate. As a result, to the extent the Fund invests in such debt, the Fund would potentially receive payments or interest distributions after, and must bear the effects of losses or defaults on the underlying mortgage loans before, the holders of other more senior tranches of debt.

In addition, the ability of the Fund to influence an issuer’s affairs is likely to be substantially less than that of senior creditors. Mezzanine and B-note loans are typically subject to intercreditor arrangements, the provisions of which may prohibit or restrict the ability of the holder of a mezzanine or B-note loan to (i) exercise remedies against the collateral with respect to their loans, (ii) challenge any exercise of remedies against the collateral by the first-lien lenders with respect to their first liens, (iii) challenge the enforceability or priority of the first liens on the collateral, and (iv) exercise certain other secured creditor rights, both before and during a bankruptcy of the borrower. Accordingly, the ability of the Fund to influence an obligor’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of a senior creditor. For example, under terms of intercreditor agreements, senior creditors will typically be able to restrict the exercise by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all.

Further, unlike mortgage financings in which a lender makes a loan to a property owner in exchange for a security interest in the underlying real property, real estate mezzanine financing is generally made to a direct or indirect parent of the property owner in exchange for a direct or indirect pledge of the equity interest in the property owner. The parent of the property owner is commonly set up as a single purpose entity intended to be a “bankruptcy remote” entity which owns only the equity interest in the property owner. In such a circumstance, the Fund’s remedies in the event of non-performance would include foreclosure on the equity interests pledged by the parent of such property. While the foreclosure process on such equity interests is generally faster and less cumbersome than foreclosure on real property, such foreclosure process may nevertheless involve the risks discussed in the preceding paragraph. Furthermore, such mezzanine financing may involve multiple levels of mezzanine loans to multiple levels of mezzanine borrowers (each pledging its equity interest in the borrower under the more senior financing as collateral), and therefore the Fund’s investments may be negatively affected by separate levels of mezzanine financing. There can also be no guarantee that in such circumstances the Fund will be able to negotiate favorable intercreditor rights between itself as mezzanine lender and the senior lenders. In order to realize on its collateral, a mezzanine lender may need to repay the mezzanine borrower’s indebtedness to more senior lenders to which the assets of such borrower or its subsidiaries are pledged. In addition, in the event of a foreclosure, a mezzanine lender risks becoming the equity owner of a company or other legal entity with substantial liabilities which could exceed the value of its assets.

The debt securities and instruments in which the Fund may invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency. Debt investments are also subject to other creditor risks, including (a) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (b) so-called lender liability claims by the issuer of the obligations and (c) environmental liabilities that may arise with respect to collateral securing the obligations. The Fund’s investments may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected and thereby limiting the amount of income earned by the Fund from such investments. In addition, depending on fluctuations of the equity markets and other factors, warrants and other equity securities received by the Fund may become worthless.

Mortgage and Mezzanine Investments. The Fund may originate, participate in and/or acquire real estate loans that are non-recourse to the borrower. Mortgage investments have special inherent risks relative to collateral value. To the extent the Fund makes or acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral as the Fund will be dependent upon third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. In certain circumstances, the Fund’s loans may not be secured by a mortgage, but instead by partnership interests or other collateral that may provide weaker rights than a mortgage. In any case, in the event of default, the Fund’s source of repayment will be limited to the value of the collateral and may be subordinate to other lienholders. The collateral value of the property may be less than the outstanding amount of the Fund’s investment. In cases in which the Fund’s collateral consists of partnership or similar interests, the Fund’s rights and level of security may be less than if it held a mortgage loan. Returns on an investment of this type depend on the borrower’s ability to make required payments and, in the event of default, the ability of the loan’s servicer to foreclose and liquidate the mortgage loan.

Loan Investment Activities. The Fund may invest in debt or equity financing, which involves originating and making loans to, and making debt and equity investments in, a portfolio of ABF Investments sourced through the networks of the Adviser. The Fund is expected to invest in debt or equity financing. If the Fund engages in such activities, the Fund will be subject to applicable laws in each jurisdiction in which such activities take place. Such laws are frequently highly complex and may include licensing requirements. The licensing processes can be lengthy and can be expected to subject a loan investor to increased regulatory oversight. In some instances the process for obtaining a required license or exception certificate may require disclosure to regulators or to the public of information about the Fund, its direct or indirect investors, its loans, its business activities, its management or controlling persons or other matters. Such disclosures may provide competitors with information that allows them to benefit at the expense of the Fund, which could have a material adverse effect on the Fund. Failure, even if unintentional, to comply fully with applicable laws may result in sanctions, fines, or limitations on the ability of the Fund, Oaktree or affiliates of the foregoing to do business in the relevant jurisdiction or to procure required licenses in other jurisdictions, all of which could have a material adverse effect on the Fund.

The market for investing in debt at initial issuance and equity financing is highly competitive, and the Fund may be unable to compete effectively with other market participants for such opportunities. The Fund may compete for opportunities with public and private investment funds, commercial and investment banks and commercial finance companies. In general, the corporate, non-mortgage debt and equity origination markets present relatively low barriers to entry, and significant competition is likely.

Many current and potential competitors in the debt and equity origination business are much larger than the Fund’s expected size and, accordingly, have far greater financial, technical, marketing and other resources. The Fund will be subject to various elements of competition, including interest rates and financing costs; origination standards; convenience; customer service; the size, term and seniority of financing arrangements; and marketing and distribution channels. Price pressure from competitors may cause the Fund to lower the interest rates that it charges borrowers, which consequently may lower the value of the Fund’s loans. Further, if competitors adopt less stringent loan investment standards in order to maintain their loan investment volume, the Fund may elect to do so as well. If the Fund adopts less stringent loan investment standards, the Fund will bear increased risk for each loan invested in under such less stringent standards, which may not be compensated by an increase in price. Alternatively, the Fund may determine not to adopt less stringent standards in this competitive environment, which decision may result in a loss of market share. Increased pressure on pricing and loan investment opportunities likely would reduce the volume and quality of the Fund’s loan investment activity and materially adversely affect the Fund. In particular, from time to time there may be influxes of capital directed at lending to smaller borrowers, which may result in a tendency by the highest quality borrowers to borrow from sources other than the Fund such that the Fund’s loan investment opportunities and its eventual portfolio include a disproportionate number of lower quality borrowers or issuers, exacerbating some of the risks outlined here.

Some competitors may have higher risk tolerances or different risk assessments than the Fund, thereby allowing such competitors to achieve a broad diversification of investments and to establish more relationships than the Fund. Some competitors may have a lower cost of funds and access to more stable funding sources that are not available to the Fund. These competitive pressures could have a material adverse effect on the Fund.

When it invests in a loan at initial issuance, the Fund expects to rely significantly upon representations made by the borrower. There can be no assurance that such representations are accurate or complete, or that any due diligence would identify any misrepresentation or omission. Any misrepresentation or omission by a borrower may adversely affect the valuation of the collateral underlying the loan, or may adversely affect the ability of the Fund to perfect or foreclose on a lien on the collateral securing the loan, or may result in liability of the Fund to a subsequent purchaser of the loan.

Additionally, under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Risks of Loans and Other Debt Instruments. The Fund’s investment program may include investments in significant amounts of loans or other debt instruments (which may include mortgages and loans secured by real estate) and participations in loans by way of syndication or otherwise. These obligations are subject to unique risks, including (a) the possible invalidation of investment transactions as fraudulent conveyances or preferential payments under relevant creditors’ rights and bankruptcy laws or the subordination of claims under so-called “equitable subordination” common law principles, (b) so-called lender liability claims by the issuer of the obligations, (c) environmental liabilities that may arise with respect to collateral securing the obligations and (d) limitations on the ability of the Fund to directly enforce its rights with respect to participations. In analyzing each bank loan or other debt instrument, the Portfolio Manager(s) compares the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks, absent certain conduct by the Adviser, Oaktree, their respective affiliates and certain other individuals, will be borne by the Fund. In addition, the settlement process for the purchase of bank loans can take significantly longer than the timeframes established by the Loan Syndications & Trading Association and comparable non-U.S. bodies. The longer a trade is outstanding between the counterparties, the greater the risk of additional operational and settlement issues and the potential for the Fund’s counterparty to fail to perform.

If the Fund purchases a participation, the Fund will not have established any direct contractual relationship with the borrower. The Fund will be required to rely on the lender or the participant that sold the participation not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of payments due to the Fund under the participation. The Fund will thus be subject to the credit risk of both the borrower and the selling lender or participant. Because it may be necessary to assert through the selling lender or participant such rights as may exist against the borrower, in the event the borrower fails to pay principal and interest when due, such assertion of rights against the borrower may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights against the borrower directly.

Non-Performing Loans and Foreclosure Proceedings. Debt investments (including real estate loans) by the Fund may be at the time of their acquisition, or may become after origination, participation or acquisition, non-performing for a wide variety of reasons, many of which are outside the control of the Adviser, the Fund or their affiliates. Non-performing real estate loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loans. To the extent that the Fund purchases partial interests in non-performing loans, the Fund may not have control over the workout process or the management of the real estate assets after such a workout.

The Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased or originated by the Fund. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. In some states, foreclosure actions can take up to several years or more to conclude. At any time during the foreclosure proceedings, the borrower may file for bankruptcy, staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.

Prepayment Rates. Early repayment of loans originated or acquired by the Fund may adversely affect the value of the Fund’s investment portfolio.

Prepayment on the Fund’s investments, where contractually permitted, will be influenced by changes in the performance of underlying real estate assets and a variety of economic, geographic and other factors beyond the Fund’s control. The Fund is permitted to invest in loans and other assets secured or, in the case of certain assets (including mezzanine loans and preferred equity), supported by transitional real estate assets. Significant improvement in the performance of such assets may result in prepayments as other, less expensive or restrictive financing alternatives become available to the borrower. Consequently, prepayment rates cannot be predicted with certainty, and no strategy can completely insulate the Fund from increases in such rates. Furthermore, the Fund is permitted to acquire debt at a discount or premium, and the Fund’s anticipated yield on such assets would be impacted if such debt is prepaid more quickly than anticipated. Under certain prepayment scenarios, the Fund may fail to recoup fully the cost of its investment. While the Fund may be entitled to fees upon prepayment, such fees may not adequately compensate the Fund as the functional equivalent of a “make whole” payment. Furthermore, the Fund may not be able to structure future investments to impose a make whole obligation upon a borrower in the case of an early prepayment.

Underlying Default Risks. To the extent underlying default rates with respect to the debt securities or instruments in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected and the risk of loss and foreclosure would be expected to increase. The rate of defaults and losses on real estate-related debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the underlying properties are located, the commercial real estate market in general, the borrower’s equity and the financial circumstances of the borrower. A decline in the global or U.S. real estate markets (or any particular sub-market thereof) may result in higher delinquencies, defaults or foreclosures as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments and give rise to potential conflicts of interest.

Unsecured Loans and Collateral Impairment. In the event of a default by a borrower, the Fund might not receive payments to which it is entitled and thereby could experience a decline in the value of its investments in the borrower. If the Fund invests in debt that is not secured by collateral, in the event of such default, the Fund will have only an unsecured claim against the borrower. In the case of second lien loans that are secured by collateral, while Oaktree generally expects the value of the collateral to be greater than the value of such secured second lien loans, the value of the collateral may actually be equal to or less than the value of such second lien loans or may decline below the outstanding amount of such second lien loans subsequent to the Fund’s investment. The ability of the Fund to have access to the collateral may be limited by bankruptcy and other insolvency laws. Under certain circumstances, the collateral may be released with the consent of the lenders or pursuant to the terms of the underlying loan agreement with the borrower. There is no assurance that the liquidation of the collateral securing a loan would occur in a timely fashion or would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, the Fund might not receive full payment on a secured loan investment to which it is entitled and thereby may experience a decline in the value of, or a loss on, the investment.

Nature of Loan Priority and Security. The Fund’s assets may include loans that are secured by a fixed or floating lien on some or substantially all of a borrower’s assets. Although secured loans are generally senior in priority, there are many factors that may impact the security, placement and priority of secured loans in the overall capital structure of the borrower.

Unsecured creditors may, in certain cases, have priority over the claims of secured creditors. Additionally, the Fund’s investments in secured loans may be unperfected for a variety of reasons, including the failure to make required filings or renew required filings prior to expiration thereof and, as a result, the Fund may not have priority over other creditors as anticipated. To the extent that the Fund’s debt investments are only secured by specific assets, the Fund’s claim will not have priority over the claims of unsecured creditors on the borrower’s other assets. Furthermore, in the event of non-payment of interest or principal of a loan, or other default resulting in an exercise of lender rights, there is no guarantee that the collateral can be readily liquidated or that the liquidation of such collateral would satisfy all of the borrower’s obligations under the loan documents.

The Fund may not hold all or even a majority of a secured credit facility. Loan documentation typically requires a majority consent or, in certain cases, unanimous approval for certain actions in respect of the loans, including waivers, amendments or the exercise of remedies. Further, in a bankruptcy, voting to accept or reject the terms of a restructuring of a credit pursuant to a chapter 11 plan of reorganization is done on a class basis. As a result of the voting systems in place both before and during a bankruptcy, the Fund may not have the ability to control decisions in respect of certain amendment, waiver, consent, asset sale, debt incurrence, lien release, exercise of remedies, subordination of payment or lien priority, restructuring or reorganization of debts owed to the Fund.

Many secured credit loan documents contain provisions allowing the borrower to increase borrowing capacity under such credit facilities and/or incur additional debt outside of such credit facilities, which could dilute the value of the collateral securing such borrowing and increase the risk that the Fund’s loans would be undersecured. The loan documents may also allow the borrower to sell or otherwise transfer assets outside of the collateral package (and cause the release of liens thereon), which could result in reduction of enterprise value of the borrower and/or increase the risk that the Fund’s loans would be undersecured.

In certain cases, the borrower and a majority (or other requisite subset of lenders) may also agree to amend the loan documents to permit certain actions that may be adverse to the interests of the Fund, in each case, without the Fund’s consent. These actions may include, without limitation, (i) the sale or other transfer of material assets outside of the collateral package securing the Fund’s loans, (ii) the release of liens on such material assets, (iii) an increase to debt incurrence capacity, (iv) the incurrence of superpriority debt, or (v) the subordination of payment and/or lien priority of any existing loans, including the Fund’s loans. Furthermore, in the event of a filing by an issuer under chapter 11 of the Bankruptcy Code, the borrower is authorized to obtain additional financing by granting creditors a superpriority lien on its assets, senior even to liens that were first in priority prior to the filing, as long as the borrower provides “adequate protection” (as determined by the presiding bankruptcy judge) that may consist of the grant of replacement or additional liens or the making of cash payments to the affected secured creditor (the foregoing and other similar actions, collectively, the “Specified Actions”). The transfer of material assets outside of the collateral package, incurrence of additional indebtedness, subordination of payment and/or lien priority on the Fund’s collateral, both before or in a bankruptcy would adversely affect the priority of the liens and claims held by the Fund and could adversely affect the Fund’s recovery on its debt investments.

In other circumstances, the Fund may lead and/or participate in the subset of lenders taking one or more Specified Actions, which may adversely affect the priority of liens and claims held by the non-participating lenders or claimholders, adversely affect the recovery of their investments, or otherwise have an adverse effect on their interests or claims. The Fund may be subject to litigation in connection with its participation in Specified Actions. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and allocation of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

Non-North American Investments. Certain non-North American investments involve risks and special considerations not typically associated with U.S. and other North American investments. Such risks include (a) the risk of nationalization or expropriation of assets or confiscatory taxation, (b) social, economic and political uncertainty, including war and revolution, (c) dependence on exports and the corresponding importance of international trade, (d) differences between U.S. and non-U.S. markets, including price fluctuations, market volatility, less liquidity and smaller capitalization of securities markets, (e) currency exchange rate fluctuations, (f) rates of inflation, (g) controls on, and changes in controls on, non-U.S. investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars, (h) governmental involvement in and control over the economies, (i) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies, (j) differences in auditing and financial reporting standards that may result in the unavailability of material information about issuers, (k) less extensive regulation of the securities markets, (l) longer settlement periods for securities transactions, (m) less developed corporate laws regarding fiduciary duties and the protection of investors, (n) less reliable judicial systems to enforce contracts and applicable law, (o) certain considerations regarding the maintenance of the Fund’s portfolio securities and cash with non-U.S. sub-custodians and securities depositories, (p) the possible imposition of non-U.S. taxes on income and gains recognized, or gross proceeds received, with respect to such non-U.S. investments, (q) restrictions and prohibitions on ownership of property by non-U.S. entities and changes in laws relating thereto, (r) additional administrative burdens as a result of local legal requirements and (s) crime, corruption, terrorism, political unrest and war. The Fund may be adversely affected by the foregoing events, or by future adverse developments in global or regional economic conditions or in the financial or credit markets.

Investments in Emerging Markets. While such investments will not be the focus of the Fund, the Fund may potentially make investments in emerging markets, which would involve additional risks and special considerations not typically associated with investing in more established economies or markets. In addition to the considerations set forth above in “Non-North American Investments,” in emerging markets, there may be less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers and issuers than in other more established countries. Whatever supervision is in place may be subject to manipulation or control. While some emerging market countries have mature legal systems comparable to those of more developed countries, many do not, including in relation to bankruptcy laws, and such systems may be subject to corruption. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments that could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary application or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund could also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

In addition, emerging market economies have been and may continue to be adversely affected by economic conditions in the developed countries with which they trade. The interrelatedness of the global economy, particularly with respect to emerging market countries, has deepened in recent decades, with the effect that economic difficulties in one country often spread throughout a region. The Fund could potentially not be capable of, or successful at, effectively managing the risks presented by such developments and therefore may be unable to preserve the value of its assets or generate positive investment returns. In addition, the economies of individual emerging market countries may differ favorably or unfavorably from those of developed countries in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Interest rates and general levels of economic activity may affect the value and number of investments made by the Fund or considered for prospective investment.

Restrictions on Non-U.S. Investments and Repatriation. Non-U.S. investment in the securities of issuers in certain nations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude non-U.S. investment in issuers in such nations and increase the costs and expenses of the Fund. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by non-U.S. investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on, or altogether change its restrictions on, non-U.S. capital remittances abroad. In response to sovereign debt or currency crises, for example, certain governments have enacted legislation that imposes restrictions on the inflow and outflow of non-U.S. currency into and from the country. These restrictions may adversely affect the ability of the Fund to source investments or repatriate investment proceeds. Repatriation of capital was particularly a problem during the sovereign debt and currency crises of the 1990s and continues to be a problem today in certain countries. Even where capital controls do not prohibit remittances abroad, the repatriation of proceeds from investment dispositions may require the procurement of a substantial number of regulatory consents, certificates and approvals, including licenses for the Fund and clearance certificates from tax or monetary authorities. Obtaining such approvals or licenses may be difficult, expensive and time-consuming and may depend on political or other factors outside the Fund’s control. Finally, repatriation of income from and investments in entities that are organized or domiciled in non-U.S. countries may be affected adversely by local withholding and other non-U.S. tax requirements. The foregoing requirements and restrictions may adversely affect the ability of the Fund to source investments or repatriate investment proceeds, and there can be no assurance that the Fund will be permitted to repatriate capital or profits, if any, from the non-U.S. jurisdictions in which it invests.

Below Investment Grade (High-Yield or “Junk Bond”) Securities. Selection and supervision of high-yield securities, by the Adviser, involves continuous analysis of individual issuers, general business conditions and other factors which may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The Adviser’s analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical costs, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities and the economic outlook for specific industries.

The ratings of Moody’s, S&P and the other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations.

While the Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Adviser performs its own independent credit analysis of issuers and, consequently, the Fund may invest, without limit, in unrated securities. As a result, the Fund’s ability to achieve its investment objective may depend to a greater extent on the Adviser’s own credit analysis than investment companies which invest in investment grade securities. The Fund may continue to hold securities that are downgraded after the Fund purchases them and will sell such securities only if, in the Adviser’s judgment, it is advantageous to sell such securities. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in investment grade fixed income securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. High-yield securities are regarded as being predominantly speculative as to the issuer’s ability to make repayments of principal and payments of interest. Investment in such securities involves substantial risk. Issuers of high-yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the high-yield market. If an issuer of high-yield securities defaults, in addition to risking non-payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. The market prices of high-yield securities structured as zero-coupon, step-up or payment-in-kind securities will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than the prices of securities that pay interest currently and in cash. The high-yield securities in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

High-yield securities tend to be more volatile than investment grade fixed income securities, so that adverse events may have a greater impact on the prices of high-yield securities than on investment grade fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund’s net asset value.

Like investment grade fixed income securities, high-yield securities are generally purchased and sold through dealers who make a market in such securities for their own accounts. There are fewer dealers, however, in the high-yield market, and thus the market may be less liquid than the market for investment grade fixed income securities, even under normal economic conditions. In addition, there may be significant disparities in the prices quoted for high-yield securities by various dealers and the spread between the bid and asked price is generally much larger than for investment grade securities. As a result, the Fund may experience difficulty acquiring appropriate high-yield securities for investment.

Adverse conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair liquidity in the high-yield market and may cause the prices the Fund receives for its high-yield securities to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund’s portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses if it is forced to seek recovery upon a default of a portfolio holding or if it participates in the restructuring of the obligation.

The risk of loss due to default by an issuer is significantly greater for the holders of junk bonds because such securities are often unsecured and subordinated to other creditors of the issuer. In addition, junk bonds may have call or redemption features that permit an issuer to repurchase the securities from the Fund. If a call were to be exercised by an issuer during a period of declining interest rates, the Fund would likely have to replace such called securities with lower yielding securities, thereby decreasing the net investment income to the Fund and dividends to Shareholders.

The high-yield securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles or trusts that hold interests in high-yield securities. Structured notes and other related instruments are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may be issued by corporations, including banks, and by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upward or downward (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Structured instruments may be less liquid than other fixed income securities and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Structured instruments may also be illiquid. Like other sophisticated strategies, the Fund’s use of structured instruments may not work as intended.

The Fund may receive warrants or other non-income producing equity securities in connection with its investments in high-yield securities, including in unit offerings, in an exchange offer, upon the conversion of a convertible security or upon the restructuring or bankruptcy of investments owned by the Fund.

Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Bank Loan Risk. Bank loans (including senior loans) are usually rated below investment grade. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in bank loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that bank loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields.

To the extent the Fund invests in senior loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk than funds that do not invest in such securities. Senior loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale because, among other reasons, they may not be listed on any exchange, or a secondary market for such loans may not exist or if a secondary market exists, it may be comparatively illiquid relative to markets for other more liquid fixed income securities. As a result, in some cases, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Furthermore, restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans more difficult to sell at what the Adviser believes to be a fair price for such security. These factors may result in the Fund being unable to realize full value for the senior loans and/or may result in the Fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the Fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the Fund. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. The Adviser will determine the liquidity of the Fund’s investments by reference to market conditions and contractual provisions. Senior loans may not be securities and therefore an investor in senior loans may not receive the protection of the federal securities laws.

The Fund may also invest in second-lien loans, which entail risks including (a) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery of the collateral and (b) the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The level of risk associated with investments in second-lien loans increases to the extent such investments are loans of distressed or below investment grade companies.

Covenant-Lite Loans. The Fund may invest in, or obtain exposure to, loans that may be “covenant-lite.” The Fund uses the term “covenant-lite” to refer generally to loans that do not have financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition or operating results. Accordingly, when the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Currency and Market Risks. Oaktree anticipates that a portion of the Fund’s investments could be made in countries other than the United States and, consequently, the Fund is expected to make certain investments denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund, amounts available for distribution by the Fund and the value of investments distributed by the Fund. Additionally, a particular non-U.S. country may impose exchange controls, devalue its currency or take other measures relating to its currency which could adversely affect the Fund. Finally, the Fund will incur costs in connection with conversions between various currencies.

The Fund will not be obligated to hedge currency risks. Oaktree may not be able to put a hedge in place on commercially reasonable terms given the credit terms offered by the Fund’s counterparties or the volatility of the currency. There can be no guarantee that instruments suitable for hedging market shifts will be available at the time when the Fund wishes to use them or that any hedge would reduce applicable risks. More specifically, if the Fund hedges currency risk, it does not expect that the full risk of currency fluctuations can be eliminated due to the complexity of the investment characteristics of the Fund’s investment portfolio and limitations in the non-U.S. currency market. The Fund will conduct its non-U.S. currency exchange transactions in anticipation of funding investment commitments or receiving proceeds upon dispositions. In addition, to hedge against adverse stock market shifts, the Fund may purchase put and call options on stocks and write covered call options on stocks.

Non-U.S. Exchange Transactions. The Fund may engage in off-exchange non-U.S. currency trading. Such trading is not conducted in the interbank market. The funds that the Fund uses for off-exchange non-U.S. currency trading will not receive the same protections as funds used to margin or guarantee exchange traded futures and option contracts. If the Fund deposits such funds with a counterparty and that counterparty becomes insolvent, the Fund’s claim for amounts deposited or profits earned on transactions with the counterparty may not be treated as a commodity customer claim for purposes of Subchapter IV of Chapter 7 of the Bankruptcy Code and the regulations thereunder. The Fund may be a general creditor and its claim may be paid, along with the claims of other general creditors, from any funds still available after priority claims are paid. Even funds that the counterparty keeps separate from its own funds may not be safe from the claims of priority and other general creditors.

Weather and Climate Risks. Global climate change is widely considered to be a significant threat to the global economy. Real estate and similar assets in particular may face risks associated with climate change, including risks related to the impact of climate-related legislation and regulation (both domestically and internationally), risks related to climate-related business trends, and risks stemming from the physical impacts of climate change, such as the increasing frequency or severity of extreme weather events and rising sea levels and temperatures.

Additionally, the Paris Agreement and other regulatory and voluntary initiatives launched by international, federal, state, and regional policymakers and regulatory authorities as well as private actors seeking to reduce greenhouse gas (“GHG”) emissions may expose real estate and similar assets (and their service providers) to so-called “transition risks” in addition to physical risks, such as: (i) political and policy risks (e.g., changing regulatory incentives and legal requirements, including with respect to GHG emissions, that could result in increased costs or changes in business operations), (ii) regulatory and litigation risks (e.g., changing legal requirements that could result in increased permitting, tax and compliance costs, changes in business operations, or the discontinuance of certain operations, and litigation seeking monetary or injunctive relief related to impacts related to climate change), (iii) technology and market risks (e.g., declining market for assets, products and services seen as GHG intensive or less effective than alternatives in reducing GHG emissions); and (iv) reputational risks (e.g., risks tied to changing investor, customer or community perceptions of an asset’s relative contribution to GHG emissions). Furthermore, climate change may cause more extreme weather conditions and increased volatility in seasonal temperatures. Extreme weather conditions can interfere with operations and increase operating costs, and damage resulting from extreme weather may not be fully insured. Further, certain energy companies and assets are particularly sensitive to weather and climate conditions, which could impact customer demand for the portfolio companies in which the Fund invests. There can be no assurance that weather and climate patterns will remain constant or be predictable. Oaktree cannot rule out the possibility that climate risks, including changes in weather and climate patterns, could result in unanticipated delays or expenses and, under certain circumstances, could prevent completion of investment activities or the effective management of real estate and similar assets once undertaken, any of which could have a material adverse effect on an investment or the Fund.

Environmental Risks. The Fund may face significant environmental liability in connection with its investments.

When compared to the United States, the historical lack or inadequacy of environmental regulation in certain non-U.S. countries has led to widespread pollution of air, ground and water resources. The legislative framework for environmental liability in these countries has not been fully established or implemented. The extent of the responsibility, if any, for the costs of abating environmental hazards may be unclear when the Fund is considering an investment. The Fund may engage the services of qualified environmental consultants as necessary to assess the environmental condition of property which may be or is an investment. Nevertheless, the Fund or a company in which the Fund invests may be considered an owner or operator of properties on or in which asbestos or other hazardous or toxic substances exist and, therefore, potentially liable for removal or remediation costs, as well as certain other related costs, including governmental fines and costs of injuries to persons and property. These costs can be substantially in excess of the value of the property. The presence of environmental contamination, pollutants or other hazardous or toxic substances on or emanating from a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on or in the vicinity of the property and persons removing such materials, future or continuing property damage (which may adversely affect property value) or claims by third parties, including as a result of exposure to or damage from such materials through the spread of contaminants.

Environmental laws, regulations and regulatory initiatives play a significant role in the energy and utility industries and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The energy and utility industries will continue to face considerable oversight from environmental regulatory authorities. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or to people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. Moreover, failure to comply with any such requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims, which could have an adverse effect on the performance of the Fund.

No or Limited Availability of Insurance against Certain Catastrophic Losses. Certain losses of a catastrophic nature, such as wars, earthquakes, typhoons, terrorist attacks or other similar events, may be either uninsurable or insurable at such high rates that to maintain such coverage would cause an adverse impact on the related investments. In general, losses related to terrorism are becoming harder and more expensive to insure against. Some insurers are excluding terrorism coverage from their all-risk policies. In some cases, the insurers are offering significantly limited coverage against terrorist acts for additional premiums, which can greatly increase the total cost of casualty insurance for a property. As a result, all investments may not be insured against terrorism. If a major uninsured loss occurs, the Fund could lose both invested capital in and anticipated profits from the affected investments.

Risks in Effecting Operating Improvements. In some cases, the success of the Fund’s investment strategy will depend, in part, on the ability of Oaktree to provide institutional management experience and financial insights to portfolio company management, restructure, and effect improvements in the operations of a portfolio company. The activity of identifying and implementing restructuring programs (and operating improvements at portfolio companies) entails a high degree of uncertainty. There can be no assurance that the Fund will be able to successfully identify and implement such restructuring programs and improvements or that such insights and experience will be utilized and implemented by portfolio companies and, even if implemented, that they will result in operating improvements.

Derivatives Generally. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the amount invested and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Shareholders.

While not anticipated to be a meaningful aspect of the Fund’s investment strategy, the Fund may invest in over-the-counter (“OTC”) derivative instruments from time to time. While Oaktree expects the Fund to invest in OTC contracts on a bilateral basis with banks or other dealers, the Fund may invest in certain derivatives that are traded on swap execution facilities (“SEFs”), security-based swap execution facilities or other similar multi-lateral trading platforms. Certain of such derivatives may be cleared through central counterparties, either pursuant to regulatory requirement or on a voluntary basis.

Investing in derivative instruments, particularly uncleared OTC derivatives, presents various risks, including market, counterparty, operational and liquidity risks. The prices of derivative instruments, including swaps, forwards and options, may be highly volatile. The value of derivatives also depends upon the price of the underlying security or other asset or index. Typically, investing in a derivative instrument requires the deposit or payment of an initial amount much smaller than the notional exposure amount from such derivative instrument. Therefore, if the relevant cash market moves against the Fund, the Fund may suffer a larger loss than it would have by directly investing in the underlying security or other asset or index. Uncleared OTC derivatives are also subject to the default and credit risk of the counterparty if they are not cleared through central counterparties. Centrally cleared derivatives may be subject to the credit risk of the central counterparty and the relevant futures commission merchant or other clearing broker. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are traded on an uncleared basis and not on an exchange. Such OTC derivatives are also typically not subject to the same type of investor protections or governmental regulation as futures and other exchange-traded instruments. In addition, compared with such exchange-traded instruments, the market for uncleared OTC derivatives is less liquid. Although uncleared OTC derivative instruments are designed to be tailored to meet particular financing and other needs and, therefore, typically provide more flexibility than exchange-traded products, the risk of illiquidity is also greater as these instruments can generally be closed out only by negotiation with the counterparty. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

As noted above, the Dodd-Frank Act and regulations promulgated thereunder introduced uniform requirements in respect of OTC derivatives transactions, including the requirement to execute certain of such derivatives on U.S. swap execution facilities or security-based swap execution facilities and clear and settle certain of such derivatives through U.S. or non-U.S. central counterparties (each, a “CCP,” and collectively, “CCPs”). At present, many interest rate derivatives and index credit derivatives are subject to this clearing mandate, although other classes of derivatives may be required to be cleared in the future. Additional regulatory requirements relevant to uncleared OTC derivatives include requirements for appropriate procedures and arrangements to measure, monitor and mitigate operational and counterparty credit risk in respect of OTC derivatives contracts which are not subject to mandatory clearing. These requirements include the exchange of margin and, where initial margin is required to be exchanged, its segregation by the parties, including by the Fund. The impact of the Dodd-Frank Act on the Fund may include an increase in the overall costs of entering into and maintaining OTC derivative contracts. Prospective investors should be aware that the regulatory changes arising from the Dodd-Frank Act and other similar laws and regulations may in due course adversely affect the Fund’s ability to adhere to its derivatives/hedging policies and achieve its objective.

It may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. In such case, the Fund may lose money.

Risks Relating to Cleared Derivatives. The risks arising from non-cleared derivatives transactions differ materially from those entailed in transactions that are cleared through CCPs such as U.S.-registered derivatives clearing organizations. The CFTC requires that certain interest rate swaps and index credit default swaps be cleared through a CCP (unless an exception or exemption applies), and the CFTC may expand the types of swaps subject to mandatory clearing to include certain foreign currency and commodity swaps. While the SEC has adopted rules establishing a framework for determining which security-based swaps will be subject to mandatory clearing, no such clearing determination has been issued.

While the Fund’s use of derivatives will predominantly be limited to foreign exchange swaps (which are not currently subject to mandatory clearing), in the event the Fund enters into any swaps that are subject to mandatory clearing, it may be required to clear such swaps at a CCP through an FCM acting as clearing broker. The Fund will have to post initial margins to CCPs through FCMs or broker-dealers (in the U.S.) or other clearing brokers (outside the U.S.), and for swaps cleared at CCPs that are U.S.-registered derivatives clearing organizations, such initial margins will be held by such CCP and futures commission merchants (“FCM”) in segregated accounts. Furthermore, the CFTC rules implement the so-called “legally segregated, operationally commingled” (“LSOC”) model for the segregation of swap clearing customer collateral on a customer-by-customer basis, which is intended to protect each customer from the default of other customers of the FCM. Such segregation, however, will not protect clearing customers like the Fund from any operational or fraud risk of a CCP or FCM with respect to the initial margin posted to the CCP or FCM. In addition, the initial margins posted to a non-US CCP through a non-US clearing broker may not be segregated from the property of such CCP and/or clearing broker. The SEC has no final rules for the treatment and protection of customer property, including initial margins, held by CCPs and broker-dealers.

In addition, in the event the Fund enters into certain swaps that are subject to mandatory clearing, it may be required to execute such swaps on a registered designated contract market or SEF. The CFTC currently requires that certain interest rate swaps and index credit default swaps be executed on a SEF, and SEFs may self-certify additional types of interest rate and index credit default swaps as subject to this requirement. The SEC has not yet adopted registration rules for security-based SEFs or a mandatory trade execution requirement for security-based swaps. In addition, certain foreign jurisdictions may impose clearing and trade execution requirements that could apply to the Fund’s transactions with non-U.S. entities. While the Fund will benefit from reduced counterparty credit and operations risk and pricing transparency resulting from these requirements, it will incur additional costs in trading these swaps. While the Fund will attempt to execute, clear and settle these swaps through entities Oaktree believes to be sound, there can be no assurance that a failure by such an entity will not cause a loss to the Fund.

Swaps Generally. While the Fund’s use of derivatives will largely be limited to hedging certain foreign currency exposures, the Fund may enter into certain other types of swaps, including total return swaps, rate of return swaps, credit default swaps (including index-related credit default swaps), interest rate swaps and credit-linked securities. Swap transactions may be used for a variety of purposes, including to hedge or mitigate risk and to incur leverage or express an investment thesis synthetically.

Swaps transactions, like other financial transactions, involve a variety of significant risks. The specific risks presented by a particular swap transaction necessarily depend upon the terms of the transaction and the Fund’s circumstances. In general, however, all swaps transactions involve some combination of market risk, credit risk, counterparty credit risk, funding risk, liquidity risk and operational risk. Highly customized swaps transactions in particular may increase liquidity risk. Highly leveraged transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying asset or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction generally may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for the Fund to modify, terminate or offset the Fund’s obligations under a swap or the Fund’s exposure to the risks associated with a swap prior to its scheduled termination date.

Total Return Swaps and Credit Default Swaps.

Total Return Swaps. While rare, it is possible that under certain circumstances the Adviser and Oaktree may seek to invest some of the assets of the Fund by entering into one or more total return swaps, the returns from which are based on the performance of a portfolio of such assets selected by the Adviser and Oaktree (the “Reference Assets”), with bank or broker-dealer counterparties. The Fund may invest in the Reference Assets through total return swaps on a leveraged basis. Returns to the Fund under a total return swap are related to the performance of the underlying Reference Assets of such swap. Similarly, the value of any total return swap depends largely upon changes in market value of the Reference Asset(s). The terms of individual total return swaps will differ by total return swap counterparty and may change from time to time. The Fund may be required to post collateral in respect of the total return swap. Depending on the terms of a particular swap, the Fund may also be permitted or required to add (or receive return of) collateral from time to time based on changes in the market value of the Reference Asset. In certain circumstances, including if the Fund does not have sufficient assets or is unable to provide the requisite amount of collateral, the total return swap counterparty may terminate the total return swap in whole or in part.

Credit Default Swaps. Similarly, in certain circumstances, the Adviser and Oaktree may also seek to invest and/or hedge through one or more credit default swaps. Credit default swaps are transactions pursuant to which one party transfers the credit risk of a given asset, portfolio of assets or index to another party. The Fund may purchase or sell credit default swaps. Where the Fund purchases credit default swaps, it is expressing a short position in the relevant credit (e.g., in order to hedge). Where the Fund sells credit default swaps, it is expressing a long position in the relevant credit. Returns to the Fund under a credit default swap are related therefore to the performance of the underlying credit and the instruments it issues. Similarly, the value of any credit default swap depends largely upon changes in the perceived creditworthiness of the relevant credit. The terms of individual credit default swaps will differ by credit default swap counterparty and may change from time to time. The Fund may be required to post collateral in respect of the credit default swaps. Depending on the terms of a particular swap, the Fund may also be permitted or required to add (or receive return of) collateral from time to time based on changes in the perceived creditworthiness of the relevant credit. In certain circumstances, including if the Fund does not have sufficient assets or is unable to provide the requisite amount of collateral, the credit default swap counterparty may terminate the credit default swaps in whole or in part. Credit default swaps on single assets, portfolios and credits are not yet required to be centrally cleared but may be optionally cleared. As noted herein, certain index credit default swaps are subject to mandatory central clearing.

Liquidity Risk. Credit default swaps and total return swaps may also expose the Fund to liquidity risk. The Fund may not be able to convince its counterparty to consent to an early termination of a credit default swap or total return swap, or the Fund may not be able to enter into an off-setting transaction to effectively unwind a credit default swap or total return swap. OTC credit default swaps and total return swaps generally are not assignable except by agreement between the parties concerned, and the counterparty typically has no obligation to permit such assignments. Even if the counterparty of the Fund agrees to early terminate a credit default swap or total return swap at any time, doing so may subject the Fund to certain early termination charges.

Counterparty Credit Risk. Typically, the markets in which the Fund may effect credit default swaps and total return swaps are uncleared OTC markets. Accordingly, the Fund takes credit risk with regard to the swap counterparties with whom it will trade and will also bear the risk of settlement default by such swap counterparties. These risks may differ materially from those entailed in exchange-traded transactions which generally are backed by clearing organization guarantees, daily marking-to-market and settlement and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” may be accentuated by the fact that the Fund may concentrate its transactions with a single or small group of counterparties. In addition, in the case of a default, the Fund could become subject to adverse market movements while replacement transactions are executed. The Fund is not restricted from dealing with any particular total return swap counterparty or credit default swap counterparty or from concentrating any or all of its transactions with one counterparty. Although certain of the swap counterparties may be entities that are rated by recognized rating agencies, the Fund has no formal internal credit function that evaluates the creditworthiness of its swap counterparties. The ability of the Fund to transact with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. In situations where the Fund places assets in the care of a custodian or is required to post margin or other collateral with a counterparty, the custodian or counterparty may fail to segregate such assets or collateral, or may commingle such assets or collateral with the relevant custodian’s or counterparty’s own assets or collateral. As a result, in the event of the bankruptcy or insolvency of any custodian or counterparty, the Fund’s assets and collateral may be subject to the conflicting claims of the creditors of the relevant custodian or counterparty, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of such custodian or counterparty, rather than as the owner of such assets or collateral. (See “Counterparty, Settlement and Local Intermediary Risk” above.)

Credit-Linked Securities. Credit-linked securities are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. The Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security. Credit-linked securities are also subject to credit risk of the corporate or other credits underlying the instrument. If one of the underlying credits defaults, the Fund may receive the security that has defaulted, and the Fund’s principal investment would be reduced by the corresponding face value of the defaulted security.

The market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the transaction to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available.

Debt Securities. Investments in debt instruments entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that certain market factors will cause the value of the instrument to decline). A default on a loan or a sudden and extreme increase in prevailing interest rates may cause a decline in a portfolio holding such investments.

Fixed income securities may be subject to redemption at the option of the issuer. If a fixed income security is called for redemption, the holder may be required to permit the issuer to redeem the security, which could have an adverse effect on the holder’s ability to achieve its investment objectives.

Floating rate instruments such as bank loans pay interest based on SOFR, EURIBOR or other similar reference rates. As a result, a significant decline in SOFR, EURIBOR or other similar reference rates could negatively impact the expected return on such loans. While loans with SOFR or EURIBOR interest rates are available at lower prices

(ignoring those with EURIBOR floors), there can be no guarantee that such prices will offset losses in current income. Although the prices of floating rate instruments may be less sensitive to interest rate changes than the prices of fixed-rate obligations, interest rates on bank loans only reset periodically and may not perfectly correlate with prevailing interest rates, potentially subjecting floating-rate loans to the same fluctuations as fixed-rate obligations during the period in which their interest rates are fixed.

Hedging Transactions. The Adviser may, but is not required to, engage in currency or interest rate hedging or other hedging strategies in order to manage risk and return trade-offs. While these transactions may reduce certain risks, the transactions themselves entail certain other risks, including counterparty credit risk. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of those positions decline, but instead establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions value. These types of hedging transactions also limit the opportunity for gain if the value of the portfolio position increases. Moreover, it may not be possible to hedge against currency exchange rate, interest rate or public security price fluctuations at a price sufficient to provide protection from the decline in the value of the portfolio position. Certain hedges may be traded uncleared on the OTC market, and certain hedges may be centrally cleared.

Options and Warrants. The Fund may receive or purchase options on securities as part of an investment or may purchase options to hedge securities or other positions obtained in the course of its investment activities. In addition, the Fund may purchase or sell options on securities, indices, foreign currencies, interest rates or other reference assets or rates. The successful use of options depends principally on the price movements of the underlying securities, indices or other reference assets or rates. Investing in options can result in a greater potential for profit or loss than investing in the underlying assets. The value of an option may change because of a change in the value of the underlying assets, the passage of time, changes in the market’s perception as to the future price behavior of the underlying assets or rates, or any combination of the foregoing.

The successful use of options and warrants depends principally on the price movements of the underlying securities. In addition, when the Fund purchases an option or warrant, it runs the risk that it will lose its entire investment in a relatively short period of time if the option or warrant turns out to be worthless at the time of its exercise. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at any acceptable price. In the event of the bankruptcy of a broker through which the Fund engages in transactions in options or warrants, the Fund could experience delays or losses in liquidating open positions purchased or sold through the broker. Option transactions may be executed on a cleared or uncleared basis.

In the case of the purchase of an option, the risk of loss of an option buyer’s entire investment in the option (i.e., the premium paid and transaction charges) reflects the nature of an option as a wasting asset that may become worthless at its expiration. Where an option is written (or sold) uncovered, the option seller may be liable to pay substantial additional margin, and the risk of loss is theoretically unlimited, as the option seller will be obligated to deliver, or take delivery of, an asset at a predetermined price, which may, upon the exercise of the option, be significantly different from its market value at the time the option was initially written (or sold).

The Fund may also trade options contracts. Transactions on markets located outside the United States, including markets formally linked to a U.S. market, may be subject to regulations that offer different or diminished protection to the Fund and its investors. Further, U.S. regulatory authorities may be unable to compel the enforcement of the rules of regulatory authorities or markets in non-U.S. jurisdictions where transactions for the Fund may be effected.

Risks Relating to Futures. The Fund may transact in futures contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Futures contracts are subject to many of the risks generally applicable to derivatives transactions, including leverage risks, liquidity risks and volatility risks. (See “—Derivatives Generally” above.) Where futures contracts are used to track a specific asset or index, risks can arise due to an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market, even if such closing transaction is an important part of the Fund’s futures strategy. In addition to any position limits that may otherwise apply, exchanges can limit the number of positions that can be held or controlled by the Fund, thus limiting the ability to implement the Fund’s strategies that may rely on the use of futures contracts. Unlike cleared OTC derivatives, the CFTC’s “LSOC” model of FCM customer asset protection does not apply to futures contracts. This increases the Fund’s potential exposure to the default risk of other customers of an FCM used by the Fund. (See “—Risks Relating to Cleared Derivatives” above.)

Forward Contracts. Forward contracts, unlike futures contracts, are generally not traded on exchanges and are generally not standardized (with the exception of certain interest rate forwards, which are subject to mandatory central clearing in certain jurisdictions). Banks and dealers generally act as principals in these markets, negotiating each transaction on an individual basis. Cash-settled forward contracts are regulated by the CFTC and banking agencies as “swaps,” but many physically-settled forward contracts are less regulated; there is no limitation on daily price movements and speculative position limits are generally not applicable. The principals who deal in the forward markets are not required to continue to enter into forward transactions. There have been periods during which certain participants in these markets have refused to quote prices for certain commodities or currencies transactions, or they have quoted prices with an unusually wide spread between the price at which they were prepared to take opposite positions in forward transactions. Disruptions can occur in forward markets due to unusually high trading volume, political intervention, or other factors. Market illiquidity or disruption could result in significant losses to the Fund.

Central Counterparty and Other Institutional Risk. Certain derivatives which the Fund enter into may be executed on U.S. SEFs or security-based swap execution facilities, and may be cleared and settled through U.S. or non-U.S. CCPs. Although the Fund will attempt to execute, clear and settle the transactions through entities that Oaktree believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to the Fund. In addition, the Fund will clear swaps through FCMs, broker-dealers or other swap clearing brokers in non-U.S. jurisdictions. The Fund will have to post initial margins to CCPs through FCMs, broker-dealers or other clearing brokers. While there are certain CFTC rules to protect initial margin posted to CCPs through FCMs for swaps entered into by the Fund (such as LSOC) such rules however, will not protect a clearing customer like the Fund from any operational or fraud risk of a CCP or FCM with respect to the initial margin posted to the CCP or FCM. In addition, the initial margin posted to a non-U.S. CCP through a non-U.S. clearing broker may not be segregated from the property of such CCP and/or clearing broker.

When-Issued; When, As and If Issued; and Delayed Delivery of Securities and Forward Commitments. Securities purchased or sold by the Fund on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. In the case of “when, as and if issued” securities, the Fund could lose an investment opportunity if the securities are not issued. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis may increase the volatility of the Fund’s assets.

Repurchase and Reverse Repurchase Agreements. The Fund may enter into repurchase and reverse repurchase agreements. Repurchase agreements are a type of financing arrangement in which the borrower sells (rather than pledges) assets to a lender with the right to repurchase those assets at a higher, negotiated price on a later date. These agreements can be entered into by the Fund to generate yield or obtain leverage.

When the Fund enters into a repurchase agreement, it will purchase an asset and concurrently agree to resell such asset (or an equivalent asset) at a date in the future at a price roughly equal to the original purchase price plus a negotiated interest rate. When the Fund enters into a reverse repurchase agreement, it will sell an asset and concurrently agree to repurchase such asset (or an equivalent asset) at a date in the future at a price roughly equal to the original purchase price plus a negotiated interest rate. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the assets sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement may adversely affect the Fund’s returns.

The lender (i.e., buyer) in a repurchase transaction typically buys the assets being financed at a significant discount to market value as protection against adverse price movements. The size of the discount varies based on the particular assets being sold in the repurchase transaction, with less liquid assets generally requiring a greater discount. The borrower (i.e., seller) in a repurchase transaction is typically required to post margin to the extent the market value of the assets declines in order to maintain the loan-to-market value ratio established at the time the assets were sold to the lender. If the borrower misses a margin call, the lender can terminate the repurchase transaction and sell the assets to repay the loan and any accrued interest. The borrower may be required to fund a margin call on the same day it receives notice of the margin obligation from the lender, creating a risk of default unless the borrower either maintains sufficient cash on hand or has other funding sources (such as a subscription line) that can be accessed on short notice. The amount of a margin call may be calculated by the lender based on the lender’s own valuation of the financed assets, which could differ materially from actual market values. The Fund may have no means of disputing a lender’s valuation in the event that Oaktree disagrees with such valuation.

If the Fund enters into a reverse repurchase transaction and cannot satisfy a margin call, it may lose its right to buy back the financed assets, which could adversely affect the Fund’s ability to achieve its investment objectives and the return on invested capital. The Fund could miss a margin call even if it has sufficient assets to satisfy its margin obligation due to the timing of the margin call or the illiquidity of its other assets. A lender under a repurchase agreement may have the right to sell any foreclosed assets for a price lower than what Oaktree believes to be such securities’ fair market value, including in a sale by the lender to itself or to an affiliate. The Fund may not have a contractual right to dispute such a sale price. In addition, a repurchase lender may have recourse to other Fund assets to the extent that the proceeds from a sale of financed assets are insufficient to cover the Fund’s obligations to the lender.

High Yield and Preferred Securities and Distressed Debt. The Fund may invest in “high yield” bonds, preferred securities and distressed debt that are rated in the lower rating categories by the various credit rating agencies or comparable non-rated securities. Securities in the lower-rated categories and comparable non-rated securities are subject to greater risk of loss of principal and interest than higher-rated and comparable non-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Such issuers typically are highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities of other issuers. Because investors generally perceive that there are greater risks associated with the lower-rated and comparable non-rated securities, the yields and prices of such securities may be more volatile than those for higher-rated and comparable non-rated securities. The market for lower-rated and comparable non-rated securities is thinner, often less liquid and less active than that for higher-rated or comparable non-rated securities, and the market prices of such securities are subject to erratic and abrupt movements. The spread between bid and asked prices for such securities may be greater than normally expected. Such factors can adversely affect the prices at which these securities can be sold and may even make it difficult to sell such securities.

Investment in the securities of financially troubled issuers and operationally troubled issuers involves a high degree of credit and market risk. These financial difficulties may never be overcome and may cause issuers to become subject to bankruptcy proceedings. (See “—Nature of Bankruptcy Proceedings” below.)

Short Sales. The Fund may engage in short sale transactions for hedging purposes. Short sales can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund’s portfolio. A short sale of a security involves the risk of a theoretically unlimited loss from a theoretically unlimited increase in the market price of the security that could result in an inability to cover the short position. In addition, there can be no assurance that securities necessary to cover a short position will be available for purchase. Short sales may be executed in many ways, including without limitation through derivative instruments, repurchase/reverse repurchase agreements and securities lending arrangements.

Subordinated Loans. The Fund may acquire and/or invest in subordinated loans (as part of a unitranche loan or otherwise). If a borrower defaults on a subordinated loan or on debt senior to the Fund’s loan, or in the event of the bankruptcy of a borrower, the loan held by the Fund will be satisfied only after the senior loans are repaid in full. Under the terms of typical subordination agreements, senior creditors may be able to block the acceleration of the subordinated debt or the exercise by holders of subordinated debt of other rights they may have as creditors.

Accordingly, the Fund may not be able to take the steps necessary or sufficient to protect its investments in a timely manner or at all. In addition, subordinated loans may not always be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency. If a borrower declares bankruptcy, the Fund may not have full or any recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. Further the Adviser’s ability to amend the terms of the Fund’s loans, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings may be limited by intercreditor arrangements if debt senior to the Fund’s loan exists. The level of risk associated with investments in subordinated loans increases if such investments are loans of distressed or below investment grade issuers.

Banking Requirements. Certain federal and local banking and other regulatory bodies or agencies inside or outside the United States may require the Fund and/or the Adviser to obtain licenses or similar authorizations to engage in various types of lending activities, including investment in senior loans. Such licenses or authorizations may take a significant amount of time to obtain, and may require the disclosure of confidential information regarding the Fund, an investor in the Fund or their respective affiliates, including financial information and/or information regarding officers and directors of such investor, and the Fund may or may not be willing or able to comply with these requirements. In addition, there can be no assurance that any such licenses or authorizations would be granted or, if so, would not impose restrictions on the Fund. Alternatively, the Adviser may be able to structure potential investments of the Fund in a manner which would not require such licenses and authorizations, but which would be inefficient or otherwise disadvantageous for the Fund and/or the borrower. The inability of the Fund or the Adviser to obtain such licenses or authorizations, or the structuring of an investment in an inefficient or otherwise disadvantageous manner, could adversely affect the Adviser’s ability to implement the strategy for the Fund and the Fund’s results.

Bridge Financings. The Fund may provide bridge financing on a short-term, unsecured basis in connection with one or more of its equity investments. The Fund will bear the risk of any changes in capital markets, which may adversely affect the ability of a portfolio company to refinance any bridge investments. If the portfolio company were unable to complete a refinancing, the Fund could have a long-term investment in a junior security or that junior security might be converted to equity.

Control Person Liability; Indemnification. In certain circumstances, including if the Fund invests in a different part of the capital structure as Other Oaktree Funds, the holdings of the Fund may be aggregated with those of such Other Oaktree Funds, which collectively may be deemed to give these funds and accounts controlling interests in or the ability to significantly influence a portfolio company. The exercise of control of, or significant influence over, a portfolio company may impose additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. In addition, a greater level of involvement by Oaktree in a portfolio company may subject the Fund to a greater risk of litigation by third parties. If these liabilities were to arise, the Fund might suffer a significant loss.

Nature of Bankruptcy Proceedings. The Fund may make investments that could require substantial workout negotiations or restructuring in the event of a default or bankruptcy. There are a number of significant risks when investing in companies involved in bankruptcy proceedings, including the following: First, many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors. Second, a bankruptcy filing may have adverse and permanent effects on a company. For instance, the company may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. Third, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Fourth, certain claims, such as claims for taxes, wages, employee and worker pensions and certain trade claims, may have priority by law over the claims of certain creditors. Fifth, the administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors. Sixth, creditors can lose their ranking and priority in a variety of circumstances, including if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions. Seventh, the Fund may seek representation on creditors’ committees and as a member of a creditors’ committee it may owe certain obligations generally to all creditors similarly situated that the committee represents and it may be subject to various trading or confidentiality restrictions. If the Adviser concludes that the Fund’s membership on a creditors’ committee entails obligations or restrictions that conflict with the duties it owes to Shareholders, or that otherwise outweigh the advantages of such membership, the Fund will not seek membership in, or will resign from, that committee. Because the Fund will indemnify the Adviser, Oaktree, any portfolio principal or any other person serving on a committee on behalf of the Fund for claims arising from breaches of those obligations, indemnification payments could adversely affect the return on the Fund’s investment in an asset or company undergoing a reorganization.

There is a possibility that the Fund may incur substantial or total losses on its investments and, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions to the Shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, bankruptcy laws may delay the ability of the Fund to realize on collateral for loan positions held by it or may adversely affect the priority of such loans through doctrines such as equitable subordination or may result in a restructure of the debt through principles such as the “cramdown” provisions of the bankruptcy laws. In addition, the bankruptcy laws and regimes of certain jurisdictions outside the United States may be untested, subject to manipulation or change and not provide a proven venue to resolve a company’s bankruptcy estate.

Failure of Servicers to Effectively Service Loans. The failure of servicers to effectively service the loans and/or pools thereof in which the Fund has an investment would materially and adversely affect the Fund. Most loans and securitizations thereof require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. The servicer quality is of significant importance in the management of mortgage loans (or pools thereof) and default issues related thereto. In the case of pools of securitized loans, servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest payments may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan.

Risks Related to Rating Agencies. The Fund may invest in debt securities that have been rated by nationally recognized rating organizations. In general, the ratings of these organizations represent the opinions of such agencies as to the quality of investments that they rate. Such ratings are relative and subjective and are not statements of fact; they are not absolute standards of quality and do not evaluate the market value risk of the investments that are rated. Therefore, there can be no assurance that any such rating will accurately quantify risk. Such agencies may change their method of valuation of, and the ratings of, securities held by the Fund at any time. The sale price of mortgage-backed securities is highly correlated with the rating such mortgage-backed securities receive from the rating agencies. If an existing investment of the Fund is downgraded, the value of such investment may be adversely affected which in turn may adversely affect the returns to Shareholders.

Expedited Transactions. Investment analyses and decisions by Oaktree may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to Oaktree at the time of making an investment decision may be limited, and Oaktree may not have access to detailed information regarding the underlying asset, such as, with respect to underlying real estate assets, the physical and structural condition and characteristics, environmental matters, zoning regulations, or other local conditions affecting such underlying real estate-related asset. Therefore, no assurance can be given that Oaktree will have knowledge of all circumstances that may adversely affect an investment. In addition, Oaktree expects to rely upon certain independent consultants in connection with its evaluation of proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants, and the Fund may incur liability as a result of such consultants’ actions.

Lack of Liquidity in Investments. The Fund may invest in companies whose securities are not publicly traded, and whose securities are subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities. In fact, all of the Fund’s assets may be invested in illiquid securities. The illiquidity of these investments may make it difficult for the Fund to sell these investments when desired. In addition, if the Fund is required to liquidate all or a portion of the Fund’s portfolio quickly, the Fund may realize significantly less than the value at which the Fund had previously recorded these investments and suffer losses. The Fund’s investments may be subject to contractual or legal restrictions on resale or may otherwise be illiquid because there is usually no established trading market for such investments. In addition, the Fund may also face restrictions on its ability to liquidate investments if the Adviser or any of its affiliates have material nonpublic information regarding the portfolio company.

The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund enters into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s portfolio.

Difficulty of Bringing Suit or Foreclosure in Non-U.S. Countries. Because the effectiveness of the judicial systems in the countries in which the Fund may invest varies, the Fund (or any portfolio company) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to the United States or other countries. Further, to the extent the Fund or a portfolio company may obtain a judgment but is required to seek its enforcement in the courts of one of the countries in which the Fund invests, there can be no assurance that such courts will enforce such judgment. The laws of many nations often lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.

Third Party Litigation; Indemnification Obligations; Absence of Recourse. The Fund’s investment activities subject it to the risks of becoming involved in litigation by third parties. This risk is somewhat greater where the Fund exercises control of, or significant influence in, a company’s direction. In connection therewith, the Fund will be required to indemnify the Adviser and its affiliates, and each of their respective members, officers, directors, employees, shareholders, partners, and certain other persons who serve at the request of the Adviser or its affiliates on behalf of the Fund for liabilities incurred in connection with the affairs of the Fund. Such liabilities may be material and have an adverse effect on the returns to the Shareholders. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would, absent certain conduct by the Adviser or Oaktree, be payable from the assets of the Fund. It should also be noted that the Adviser may, but shall not be required to, purchase insurance for the Fund, the Adviser and their affiliates, employees, agents and representatives. Additionally, the investment advisory agreement, to the extent permitted by law, will limit the circumstances under which the Adviser can be held liable to the Fund. As a result, Shareholders may have a more limited right of action in certain cases than they would in the absence of this provision.

Obligation of Good Faith to the Borrower. A number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors. The Fund may be subject to potential allegations of lender liability. In addition, courts have in some cases applied the doctrine of equitable subordination to subordinate the claim of a lending institution against a borrower to claims of other creditors of the borrower when the lending institution is found to have engaged in unfair, inequitable or fraudulent conduct. Such claims may be brought even if the Fund acquired the loan on a secondary basis.

Future Investment Techniques and Instruments. The Fund may employ investment techniques and invest in other instruments that the Adviser believes will help achieve the Fund’s investment objective, whether or not such investment techniques or instruments are specifically described herein. Consistent with its investment objective, the Fund may invest in financial instruments of any and all types, which exist now or are hereafter created. Such investments may entail risks not described herein, any of which may adversely affect the Fund.

Risks Relating to Conflicts of Interest

Potential Conflicts of Interest. The Adviser and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Adviser and its affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Adviser and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Adviser nor its affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Adviser and its affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of other accounts managed by the Adviser and its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Adviser or its affiliates achieve profits. The Adviser has informed the Fund’s Board of Directors that the investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The Adviser and its affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Adviser and its affiliates in a fair and equitable manner.

Business Activities of Portfolio Companies of Other Oaktree Funds. Portfolio companies of Other Oaktree Funds have engaged in, or may in the future engage in, a broad range of business activities and may invest in, or transact with, companies whose operations may be substantially similar to and/or competitive with the portfolio companies in which the Fund has invested or may invest. The performance and operation of such other businesses and investments could conflict with and adversely affect the performance and operation of portfolio companies of the Fund, and may adversely affect the prices and availability of business opportunities or transactions available to such portfolio companies and the Fund.

In addition, the activities of portfolio companies of Other Oaktree Funds may have an effect on the existing investments of and/or investment opportunities available to the Fund. For example, any such investment could result in antitrust complexities for the Fund, or any such investment in a particular industry could limit the ability of the Fund to pursue other opportunities within the same or related industries. Furthermore, the activities of such portfolio companies of Other Oaktree Funds may subject the Fund and/or its portfolio companies and/or issuers to laws, rules and/or regulations of U.S., European and/or any other jurisdictions, in each case, that would not otherwise be applicable to the Fund or its portfolio companies or issuers. Compliance with such laws, rules and regulations may place material burdens and/or limitations on, and may give rise to material costs borne by, the Fund and/or its portfolio companies and/or issuers (including payment of back-taxes and penalties and compliance with additional reporting obligations), any or all of which may have a material adverse effect on the activities and operations of the Fund.

Transactions with Portfolio Companies of Other Oaktree Funds. Certain portfolio companies of Other Oaktree Funds may be counterparties to or participants in agreements, transactions or other arrangements with other portfolio companies or other entities of portfolio investments of Other Oaktree Funds (for example, one of our portfolio entities may retain a company in which an Other Oaktree Fund invests to provide services or may acquire an asset from such company or vice versa). Certain of these agreements, transactions and arrangements involve fees, servicing payments, rebates and/or other benefits to the Adviser or its affiliates. For example, portfolio entities may, including at the encouragement of the Adviser, enter into agreements regarding group procurement and/or vendor discounts. The Adviser and its affiliates may also participate in these agreements and may realize better pricing or discounts as a result of the participation of portfolio entities. To the extent permitted by applicable law, certain of these agreements may provide for commissions or similar payments and/or discounts or rebates to be paid to a portfolio entity of an Other Oaktree Fund, and such payments or discounts or rebates may also be made directly to the Adviser or its affiliates. Under these arrangements, a particular portfolio company or other entity may benefit to a greater degree than the other participants, and the Other Oaktree Funds, including the Fund, if applicable, that own an interest in such entity will receive a greater relative benefit from the arrangements than the Other Oaktree Funds, including the Fund, if applicable, investment vehicles or accounts that do not own an interest therein. Fees and compensation received by portfolio companies of Other Oaktree Funds in relation to the foregoing will not be shared with the Fund or offset against the Management Fee payable by the Fund.

Possibility of Differing Returns. The Fund and Other Oaktree Funds have the potential to make investments at different times and/or on different terms or exit any of such investments at different times and/or on different terms compared to such investment made on behalf of the Fund. In addition, the Fund likely will not invest through the same investment vehicles, have the same access to credit or employ the same hedging or investment strategies as such Other Oaktree Funds. This likely will result in differences in price, investment terms, leverage and associated costs between the Fund and any Other Oaktree Funds. Therefore, the Fund may realize different investment returns than such Other Oaktree Funds, with respect to any investment made alongside some or all of such entities. Oaktree shall have sole discretion in determining what investments the Fund will be offered to pursue. As a result, there is no guarantee that the Fund will be offered the opportunity to invest in any particular investments or type of investments alongside any Other Oaktree Funds. The terms, conditions and the time of investment and disposition of investments held by the Fund may be materially different from those of any such Other Oaktree Funds.

Existing Relationships. Oaktree has long-term relationships with a significant number of companies and their respective senior management. Oaktree also has relationships with numerous investors, including institutional investors and their senior management. The existence and development of these relationships has the potential to influence whether or not the Adviser undertakes a particular investment on behalf of the Fund and, if so, the form and level of such investment. Similarly, the Adviser may take the existence and development of such relationships into consideration in its management of the Fund and its investments. Without limiting the generality of the foregoing, there may, for example, be certain strategies involving the management or realization of particular investments that the Adviser will not employ on behalf of the Fund in light of these relationships.

Execution with Broker-Dealers and Financing Sources. Conflicts of interest will potentially exist with respect to the Adviser’s selection of brokers, dealers and transaction agents and counterparties (collectively “Broker-Dealers”) and financing sources for the execution of transactions by the Fund. When engaging the services of Broker-Dealers and financing sources, the Adviser may, subject to best execution, take into consideration a variety of factors, including, to the extent applicable, the ability to achieve prompt and reliable execution, competitive pricing, transaction costs, operational efficiency with which transactions are effected, access to deal flow and precedent transactions, and the financial stability and reputation of the particular Broker-Dealer, as well as other factors that the Adviser deems appropriate to consider under the circumstances. Broker-Dealers and financing sources may provide other services that are beneficial to the Adviser, Oaktree and their affiliates, but that are not necessarily beneficial to the Fund, including capital introductions, other marketing assistance, client and personnel referrals, consulting services, and research-related services. These other services and items may influence the Adviser’s selection of Broker-Dealers and financing sources.

Tax-Related Risks

Tax Matters. There can be no assurance that the structure of the Fund or any of its investments will be tax efficient for any particular Shareholder or that any particular tax result will be achieved. The tax position of the Shareholders in the Fund may differ according to the Shareholder’s particular financial and tax situations. Shareholders may have additional tax liabilities in their country of citizenship or residence or may be entitled to additional tax relief in that country. This could have the effect of increasing or decreasing the post-tax return on their investment in the Fund. In particular, the risk of the Shareholders being subject to tax inefficiencies, including (but not limited to) taxation under controlled foreign corporation rules in their jurisdiction, dividend withholding or other taxation that may arise if certain requirements are not met, or tax timing disadvantages as a result of their participation in the Fund may occur and will depend on the individual tax circumstances of each Shareholder.

The countries in which the Fund may invest impose taxes on certain types of income, such as dividends, interest and in some instances capital gains. Although such taxes may be subject to reduction to the extent that Shareholders are entitled to the benefits of an income tax treaty between their home jurisdiction and the other jurisdictions in which the Fund invests, there can be no assurance that treaty benefits will be available in any particular case, as this will be dependent on the terms of the treaty and the timely provision of certifications and other documentation. Furthermore, even if Shareholders are entitled to treaty benefits, withholding taxes may still be deducted by the payers of income, with a material time delay before refunds of such withholding taxes can be obtained from the relevant taxing authority. In addition, changes in the tax laws or tax treaties (or their interpretation) of the countries in which the Fund invests may severely and adversely affect the Fund’s ability to efficiently realize income or capital gains and may subject the Fund or the Shareholders to tax and return filing obligations in such countries.

Changes in U.S. Federal Income Tax Law. All statements contained in this Memorandum concerning the U.S. federal income tax (or other tax) consequences of an investment in the Fund are based on existing law and interpretations thereof. Significant U.S. federal tax reform legislation was enacted in 2017 that, among other things, permanently reduces the maximum federal corporate income tax rate, reduces the maximum individual income tax rate (effective for taxable years 2019 through 2025), restricts the deductibility of business interest expense, changes the rules regarding the calculation of net operating loss deductions that may be used to offset taxable income, and, under certain circumstances, requires accrual method taxpayers to recognize income for U.S. federal income tax purposes no later than the income is taken into account as revenue in an applicable financial statement. Moreover, the Inflation Reduction Act of 2022, among other things, introduced a 15% book minimum tax on larger corporations, a 1% excise tax on stock buybacks and increased investment in the IRS to aid in the enforcement of tax laws. The impact of all such legislation, as well as federal tax legislation proposed but not yet enacted, on us, our shareholders and entities in which we may invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of the new legislation on an investment in the Fund. In addition, no assurance can be given that the currently anticipated tax treatment of an investment in the Fund, or of investments made by the Fund, will not be modified by legislative, judicial or administrative changes, possibly with retroactive effect, to the detriment of the Shareholders.

While some of these changes may be beneficial, others could negatively affect the after-tax returns of the Fund and the Shareholders. Future changes in U.S. tax laws may materially and adversely affect the Fund, the tax treatment of the Fund’s investments or holding structures and/or the Shareholders. For example, the tax treatment of non-U.S. entities and transactions with non-U.S. entities have been the subject of discussion and legislative proposals in the U.S. Congress. Changes in tax law may adversely affect the Fund and its investors or limit the Fund’s ability to execute its investment strategy.

Tax Liability Considerations. The Fund may take positions with respect to certain tax issues that depend on legal and other interpretive conclusions. Should any such positions be successfully challenged by a tax authority, a Shareholder might be found to have a different tax liability for that year than that reported on its income tax return. In addition, an audit of the Fund may result in an audit of the returns of some or all of the Shareholders, which examination could result in adjustments to the tax consequences initially reported by the Fund and affect items not related to a Shareholder’s investment in the Fund. If such adjustments result in an increase in taxable income for any year, the Fund or one or more of the Shareholders may also be liable for interest and penalties with respect to the amount of underpayment. The legal and accounting costs incurred in connection with any audit of the Fund’s tax return will be borne by the Fund. The cost of any audit of a Shareholder’s tax return will be borne solely by the Shareholder.

Risks Associated With Status as a Regulated Investment Company. The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Code. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the Shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements. Qualification also requires the Fund to diversify its investments in the manner prescribed by the RIC rules. Satisfying such diversification requirements may limit or otherwise adversely affect the implementation and execution of the Fund’s investment strategy.

Taxation in Non-U.S. Jurisdictions. If the Fund makes investments in a jurisdiction outside the United States, the Fund may be subject to income or other tax in that jurisdiction. Additionally, withholding taxes or branch profits taxes may be imposed on earnings of the Fund from investments in such jurisdictions including, but not limited to, where payments (for example interest payments) are made to ‘non-cooperative’ or ‘blacklist’ jurisdictions. The Fund and/or any vehicle in which the Fund has a direct or indirect interest may be subject to filing obligations and/or tax, including transfer taxes, in jurisdictions in which any such vehicles are incorporated, organized, controlled, managed, have a permanent establishment (for example, in connection with the activities of Oaktree personnel undertaking investment advisory or management services) or are otherwise located and/or in which investments are made and/or with which investments have a connection. Local tax incurred in non-U.S. jurisdictions by the Fund or vehicles through which it invests also may not be creditable to or deductible by a Shareholder under the tax laws of the jurisdiction where such Shareholder resides.

There are a series of complex tax issues related to an investment in the Fund. Prospective investors are urged to consult their own tax advisers with specific reference to their own situations concerning an investment in the Shares.

The foregoing risks and potential conflicts of interest do not purport to be a complete explanation of all the risks and potential conflicts of interest involved in acquiring Shares. Potential investors are urged to read this entire Memorandum, the accompanying SAI, and the governing documents of the Fund, and consult with their own advisers before making a determination whether to invest in the Fund. In addition, as the Fund’s investment program develops and changes over time, an investment in the Fund may be subject to additional and different risk factors and potential conflicts of interest.

Annual Interest Rate [Percent]	7.17%
No Public Trading [Text Block]	No public market for the Shares exists, and none is expected to develop in the future.
No Trading History [Text Block]	The Shares have no trading market and no market is expected to develop.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Securities

The information contained under this heading is only a summary and is subject to the provisions contained in the Fund’s Charter and Bylaws and the laws of the State of Maryland.

Common Stock

General. The Charter authorizes the Fund to issue up to 1,000,000,000 shares of common stock, $0.001 par value per share. The common stock consists of 1,000,000,000 shares classified and designated as follows: (i) 250,000,000 of which have been classified and designated as Class A Shares, (ii) 250,000,000 of which have been classified and designated as Class F Shares, (iii) 250,000,000 of which have been classified and designated as Class I Shares, and (iv) 250,000,000 of which have been classified and designated as Class U Shares (collectively “Shares” and respectively, “Class A Shares,” “Class F Shares,” “Class I Shares,” and “Class U Shares”). The Board of Directors may, without any action by the Shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue under the Charter and the 1940 Act. In addition, the Charter authorizes the Board of Directors, without any action by the Shareholders, to classify and reclassify any unissued common stock and preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series. Although the Fund has no present intention of doing so, the Fund could issue a class or series of stock that could delay, defer or prevent a transaction or a change in control of the Fund that might otherwise be in the Shareholders’ best interests. Under Maryland law, shareholders generally are not liable for the Fund’s debts or obligations.

The Shares offered pursuant to this Memorandum will be, upon issuance, duly authorized, fully paid and nonassessable. Holders of shares of common stock are entitled to receive distributions when authorized by the Board of Directors and declared by the Fund out of assets legally available for the payment of distributions. Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities. All shares of common stock have equal distribution, liquidation and other rights. The Fund intends to offer multiple classes of common stock, which may be subject to differing fees and expenses. Distributions may vary among the classes as a result of the different fee structure of the classes.

Limitations on Distributions. If any shares of preferred stock are outstanding, holders of shares of common stock will not be entitled to receive any distributions from the Fund unless it has paid all accumulated distributions on preferred stock and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”

If any senior securities representing indebtedness are outstanding, holders of shares of common stock will not be entitled to receive any distributions from the Fund unless it has paid all accrued interest on such senior indebtedness and unless asset coverage (as defined in the 1940 Act) with respect to any outstanding senior indebtedness would be at least 300% after giving effect to such distributions.

Liquidation Rights. Shareholders are entitled to share ratably in the assets legally available for distribution to Shareholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of stock, including any preferred stock. The rights of Shareholders upon liquidation, dissolution or winding up would be subordinated to the rights of holders of any preferred stock or senior securities representing indebtedness.

Voting Rights. Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of Shareholders, including the election of Directors. The Charter provides that, in the event that the Board of Directors determines that any matter affects only one or more classes of common stock, only the holders of the affected classes will be entitled to vote on the matter. The presence of the holders of shares of stock entitled to cast one-third of the votes entitled to be cast (without regard to class) will constitute a quorum at a meeting of shareholders. The Bylaws provide that directors are elected by a plurality of all the votes cast at a meeting of shareholders duly called and at which a quorum is present. There is no cumulative voting in the election of Directors. Consequently, at each annual meeting of shareholders, the holders of a majority of the outstanding shares of stock entitled to vote will be able to elect all of the successors of the directors whose terms expire at that meeting. Pursuant to the 1940 Act, holders of preferred stock will have the right to elect two directors at all times. Pursuant to the Charter and Bylaws, the Board of Directors may amend the Bylaws to alter the vote required to elect directors.

Preferred Stock

General. The Charter authorizes the issuance of up to 1,000,000,000 shares of preferred stock, $0.001 par value per share, with the preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption as determined by the Board of Directors.

Our Board of Directors may, without any action by the Shareholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the Fund has authority to issue under the Charter and under the 1940 Act. In addition, the Charter authorizes the Board of Directors, without any action by the Shareholders, to classify and reclassify any unissued preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to distributions, qualifications and terms and conditions of redemption for each class or series.

Distributions. Holders of any preferred stock will be entitled to receive cash distributions, when, as and if authorized by the Board of Directors and declared by us, out of funds legally available therefor. The Memorandum for any preferred stock will describe the distribution payment provisions for those shares. Distributions so declared and payable will be paid to the extent permitted under Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the common stock.

Limitations on Distributions. If the Fund has senior securities representing indebtedness outstanding, holders of preferred stock will not be entitled to receive any distributions from the Fund unless asset coverage (as defined in the 1940 Act) with respect to outstanding debt securities and preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”

Liquidation Rights. In the event of any voluntary or involuntary liquidation, dissolution or winding up, the holders of preferred stock would be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share plus accumulated and unpaid distributions, whether or not declared, before any distribution of assets is made to holders of common stock. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred stock will not be entitled to any further participation in any distribution of the Fund’s assets. Preferred stock ranks junior to the Fund’s debt securities upon liquidation, dissolution or winding up.

Voting Rights. Except as otherwise indicated in the Charter or Bylaws, or as otherwise required by applicable law, holders of any preferred stock will have one vote per share and vote together with holders of common stock as a single class.

The 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two Directors at all times. The remaining Directors will be elected by holders of common stock and preferred stock, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any shares of preferred stock have the right to elect a majority of the Directors at any time two years’ accumulated distributions on any preferred stock are unpaid. The 1940 Act also requires that, in addition to any approval by Shareholders that might otherwise be required, the approval of the holders of a majority of shares of any outstanding preferred stock, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred stock, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company or changes in the Fund’s fundamental investment restrictions. See “Certain Provisions in the Charter and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that any shares of the Fund’s preferred stock are outstanding.

The affirmative vote of the holders of a majority of any outstanding preferred stock, voting as a separate class, generally will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred stock so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.

General Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General

The Fund will invest in a number of securities, obligations and other financial instruments and investments that entail substantial inherent risks, including risks arising from the volatility of the global equity, currency and fixed income markets; sovereign, political and macroeconomic risks; the risks of leverage; the potential illiquidity of derivative instruments and other portfolio investments; and the risk of loss from counterparty defaults. Although the Fund will attempt to manage these risks through careful research, ongoing monitoring of investments, active participation in the bankruptcy process and appropriate hedging techniques, there can be no assurance that the securities and other instruments and investments purchased by the Fund will increase in value or that the Fund will not incur significant losses. Investors should also consider that the Incentive Fee may cause the Adviser to make investments that are riskier or more speculative or to hold an investment longer than would be the case without the performance element of the current distribution arrangement. In addition, the right to earn a Management Fee can create an incentive for Oaktree or its affiliates to hold an investment longer than it would in the absence of the Management Fee. Furthermore, the nature of the Fund’s investments potentially may result in the Fund incurring significant fees and expenses, such as legal, financial advisory and consulting fees and expenses. Past performance of other funds or accounts managed by Oaktree does not predict future results that may be obtained by the Fund.

Oaktree has established a risk management function. Oaktree, overall, takes a comprehensive approach to risk management and such infrastructure comprises numerous committees and individual professionals. Oaktree’s industry focus and disciplined portfolio monitoring are critical to effective risk management.

Prospective investors should carefully consider the risks involved in an investment in the Fund, including those discussed below. The following is not intended to describe all possible risks of an investment in the Fund. In addition, different or new risks not addressed below may arise in the future. Any such risk could have a material adverse effect on investors. Prospective investors should consult their own legal, tax and financial advisers about the risks of an investment in the Fund.

Market Risk Investment Environment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk; Investment Environment. Global economies and financial markets are increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market, or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. For example, the U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The current political climate, including political and diplomatic events within the U.S. and abroad, may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the ongoing armed conflicts between Russia and Ukraine in Europe and among

Israel, Hamas and other militant groups in the Middle East have caused and may continue to cause significant market disruptions. As a result, there is significant uncertainty around how these conflicts will evolve, which may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets.

Many factors affect the appeal and availability of investments in companies and the securities and obligations that are the focus of the Fund. The success of the Fund’s activities could be materially adversely affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), trade barriers and currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations) in respect of the countries in which the Fund may invest, as well as by numerous other factors outside the control of the Adviser, Oaktree, or their respective affiliates. These factors may affect the level and volatility of securities prices and the liquidity of the Fund’s investments, which could impair the Fund’s profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect the Fund’s investment opportunities and the value of the Fund’s investments. Any of the foregoing events could limit the Fund’s investment opportunities, limit the Fund’s ability to grow or negatively impact the Fund’s operating results.

Oaktree’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on Oaktree’s business and operations and thereby could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the European, U.S. or global economy (or any particular segment thereof) or weakening of credit markets will adversely affect the Fund’s profitability, impede the ability of the Fund’s portfolio companies to perform under or refinance their existing obligations, and impair the Fund’s ability to effectively exit investments on favorable terms. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain investments, which losses will likely be exacerbated by the presence of leverage in a particular portfolio company’s capital structure.

In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect the Fund’s performance. The economies of particular individual emerging markets countries may differ favorably or unfavorably from one another in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Governments of many emerging markets countries have exercised and continue to exercise substantial influence over many aspects of the private sector, including owning or controlling such countries’ large companies.

Even before the 2020 outbreak of the form of coronavirus known as “COVID-19,” world financial markets were continuing to experience extraordinary market conditions, including, among other things, bank failures, extreme losses and volatility in securities markets and the failure of credit markets to function. In reaction to these events, regulators and monetary authorities in the European Union, United States and several other countries undertook unprecedented regulatory and monetary actions, and regulators in many European countries, in the United States and many other jurisdictions continue to consider and implement measures to stabilize European, U.S. and global financial markets. However, despite these efforts, European, U.S. and global financial markets remain volatile.

The Fund may be adversely affected by the foregoing events or by similar or other events in the future. In the longer term, there may be significant new regulations that could limit the Fund’s activities and investment opportunities or change the functioning of the capital markets, and there is the possibility of continued severe worldwide economic downturn. Consequently, the Fund may not be capable of, or successful at, preserving the value of its assets, generating positive investment returns or effectively managing risks.

Current and historic market turmoil has demonstrated that market environments may, at any time, be characterized by uncertainty, volatility and instability. Serious economic disruptions may result in governmental authorities and regulators enacting significant fiscal and monetary policy changes, including by introducing monetary programs and considerably increasing or lowering interest rates. Further disruption and deterioration of the global debt markets (particularly the U.S. debt markets) or a significant rise in market perception of counterparty default risk would be likely to significantly reduce investor demand for, and liquidity of, all securities. Oaktree itself could also be affected by difficult conditions in the capital markets and any overall weakening of the financial services industry. Ongoing disruptions in the global credit markets may affect issuers’ ability to pay debts and obligations on a timely basis. If defaults occur, the Fund could lose both invested capital in, and anticipated profits from, any affected investments.

The current market environment is one of uncertainty for financial services companies. The Fund’s investment strategy and the availability of opportunities satisfying the Fund’s risk-adjusted return parameters relies in part on observable trends and conditions in the financial markets and in some cases the improvement of such conditions.

Trends and historical events do not imply, forecast or predict future events and, in any event, past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct and actual events and circumstances may vary significantly. Past adverse events and conditions in the financial markets may have or continue to have, a material adverse effect on the availability of credit to businesses generally and may lead to further overall weakening of the U.S. and global economies. Any resulting economic downturn could adversely affect the financial resources of the Fund’s investments, which, in turn, may adversely affect or restrict the ability of the Fund to sell or liquidate investments at favorable times or at favorable prices or otherwise have an adverse impact on the activities and operations of the Fund, restrict the Fund’s investment activities and/or impede the Fund’s ability to effectively achieve its investment objective. In addition, new regulations may be issued in response to economic or political developments that could limit the Fund’s activities and investment opportunities.

Many of the issuers in which the Fund will make investments may be susceptible to economic slowdowns or recessions and may be unable to repay the loans made to them during these periods. Therefore, the number of non-performing assets may increase and the value of the Fund’s portfolio may decrease during these periods as the Fund is required to record the investments at their current fair value. Adverse economic conditions also may decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. Economic slowdowns or recessions could lead to financial losses in the Fund’s portfolio and a decrease in revenues, net income and assets. Unfavorable economic conditions also could increase the Fund’s and the issuers’ funding costs, limit the Fund’s and the issuers’ access to the capital markets or result in a decision by lenders not to extend credit to the Fund or the issuers. These events could prevent the Fund from increasing investments and harm its operating results.

An issuer’s failure to satisfy financial or operating covenants imposed by the Fund or other lenders could lead to defaults and, potentially, acceleration of the time when the loans are due and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize the issuer’s ability to meet its obligations under the debt that the Fund holds. The Fund may incur additional expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In addition, if one of the issuers were to go bankrupt, depending on the facts and circumstances, including the extent to which the Fund will actually provide significant managerial assistance to that issuer, a bankruptcy court might subordinate all or a portion of the Fund’s claim to that of other creditors.

The prices of financial instruments in which the Fund may invest can be highly volatile. General fluctuations in the market prices of securities may affect the value of the investments held by the Fund. Instability in the securities markets may also increase the risks inherent in the Fund’s investments.

Business And Regulatory Alternative Asset Funds And Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business and Regulatory Risks of Alternative Asset Funds and Managers. Legal, tax and regulatory changes could occur that may adversely affect the Fund. The legal, tax and regulatory environment for funds that invest in alternative investments is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and increased criticism of the private equity and alternative asset industry by some politicians, regulators and market commentators, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing and the value of investments held by the Fund. In recent years, market disruptions and the dramatic increase in the capital allocated to alternative investment strategies have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general, and certain legislation proposing greater regulation of the industry periodically is considered by the governing bodies of both U.S. and non-U.S. jurisdictions (including Europe). It is impossible to predict what, if any, changes may be instituted with respect to the regulations applicable to the Fund, the Adviser, Oaktree, their respective affiliates, the markets in which they trade and invest, the investors in the Fund or the counterparties with which they do business, or what effect such legislation or regulations might have. There can be no assurance that the Fund, the Adviser, Oaktree or their respective affiliates will be able, for financial reasons or otherwise, to comply with future laws and regulations, and any regulations that restrict the ability of the Fund to implement its investment strategy could have a material adverse impact on the Fund’s portfolio. To the extent that the Fund or the Fund’s investments are or may become subject to regulation by various agencies in the United States, Europe or other countries, the costs of compliance will be borne by the Fund.

Furthermore, the securities, swaps and futures markets are subject to comprehensive statutes, regulations and margin requirements. The SEC, the CFTC, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies, and retain the right to suspend or limit trading in securities, which could expose the Fund to losses. The effect of any future regulatory change on the Fund could be substantial and adverse.

Finally, the SEC and other various U.S. federal, state and local agencies may conduct examinations and inquiries into, and bring enforcement and other proceedings against, the Fund, the Adviser, Oaktree or their respective affiliates. The Fund, the Adviser, Oaktree or their respective affiliates may receive requests for information or subpoenas from the SEC and other state, federal and non-U.S. regulators (as well as from self-regulatory organizations and exchanges) from time to time in connection with such inquiries and proceedings and otherwise in the ordinary course of business. These requests may relate to a broad range of matters, including specific practices of the Adviser, Oaktree, the securities in which Oaktree invests on behalf of its clients or industry wide practices. The costs of any such increased reporting, registration and compliance requirements may be borne by the Fund and may furthermore place the Fund at a competitive disadvantage to the extent that Oaktree or portfolio companies are required to disclose sensitive business information.

Recent Developments In Banking Sector Financial Institution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Developments in the Banking Sector; Financial Institution Risk. Recent insolvency, closure, receivership or other financial distress or difficulty and related events experienced by certain U.S. and non-U.S. banks (each, a “Distress Event”) have caused uncertainty and fear of instability in the global financial system generally. In addition, eroding market sentiment and speculation of potential future Distress Events have caused other financial institutions – in particular smaller and/or regional banks – to experience volatile stock prices and significant losses in their equity value, and there is concern that depositors at these institutions have withdrawn, or may withdraw in the future, significant sums from their accounts at these institutions, potentially triggering the occurrence of additional Distress Events. Notwithstanding intervention by certain U.S. and non-U.S. governmental agencies to protect the uninsured depositors of banks that have recently experienced Distress Events, there is no guarantee that depositors (which depositors could include the Fund and/or its portfolio issuers) that have assets in excess of the amount insured by governmental agencies on deposit with a financial institution that experiences a Distress Event will be made whole or, even if made whole, that such deposits will become available for withdrawal or other usage on a timely basis.

There is a risk that other banks, other lenders, or other financial institutions (including such financial institutions in their respective capacities as brokers, hedging counterparties, custodians, loan servicers, administrators, intermediaries or other service providers (the foregoing, together with banks, each, a “Financial Institution”)), may be similarly impacted, and it is uncertain what steps (if any) government or other regulators may take in such circumstances. As a consequence, for example, Oaktree, the Adviser, the Fund and/or its portfolio issuers may be delayed or prevented from accessing funds or other assets, making any required payments under debt or other contractual obligations, or pursuing key strategic initiatives. In addition, such bank or other Financial Institution Distress Events and/or attendant instability could adversely affect, in certain circumstances, the ability of joint venture partners, co-lenders, syndicate lenders or other parties, to undertake and/or execute transactions with the Fund, which in turn may result in fewer investment opportunities being made available to the Fund or being consummated by the Fund, result in shortfalls or defaults under existing investments, or impact the Fund’s ability to provide additional follow-on support to portfolio companies. Distress Events could also impact the ability of Oaktree, the Adviser, the Fund and/or portfolio companies to access hedging, loan servicing, monitoring, compliance (including compliance with anti-money laundering and related laws and regulations), administration, intermediation or other services, either permanently or for an extended period of time.

In addition, in the event that a Financial Institution that provides credit facilities and/or other financing to the Fund, any affiliate thereof, and/or one or more of their respective portfolio companies closes or experiences any other Distress Event, there can be no assurance that such Financial Institution will honor its obligations to provide such financing or that the Fund or such portfolio company will be able to secure replacement financing or credit accommodations at all or on similar terms, or be able to do so without suffering delays or incurring losses or significant additional expenses. Similarly, if a Distress Event leads to a loss of access to a Financial Institution’s other services (in addition to financing and other credit accommodations), it is also possible that the Fund or its portfolio companies will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). The Fund and its portfolio companies are subject to similar risks if a Financial Institution utilized by suppliers, vendors, brokers, dealers, custodians, loan and portfolio servicers, hedging and other service providers or other counterparties of the Fund or its portfolio companies becomes subject to a Distress Event, which could have a material adverse effect on the Fund. The Fund, its affiliates, and their respective portfolio companies are expected to be subject to contractual obligations to maintain all or a portion of their respective assets with a particular Financial Institutions (including, without limitation, in connection with a credit facility or other financing transaction). Accordingly, although each of Oaktree, the Adviser and the Fund seeks to do business with Financial Institutions that they believe are creditworthy and capable of fulfilling their respective obligations, there can be no expectation that any of the foregoing, or any of their respective affiliates or portfolio companies will establish banking relationships or financial arrangements with multiple Financial Institutions or maintain account balances at or below the relevant insured amounts with respect to any Financial Institution.

Uncertainty caused by recent bank failures – and general concern regarding the financial health and outlook for other Financial Institutions – could have an overall negative effect on banking systems and financial markets generally. These recent developments may also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect the Fund, its portfolio companies or their respective financial performance.

Current Presidential Administration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Current Presidential Administration. The presidential administration that took office in January 2025 under President Donald J. Trump has sought and may continue to seek to enact changes to numerous areas of law and regulations. Any such changes could significantly impact the Fund or its portfolio investments. Specific legislative and regulatory proposals that might materially impact the Fund may include changes to trade agreements, immigration policy, import and export regulations, tariffs and customs duties, energy regulations, income tax regulations and the federal tax code, public company reporting requirements, and antitrust enforcement. Changes in federal policy, including tax policies, and at regulatory agencies occur over time through policy and personnel changes following elections, which lead to changes involving the level of oversight and focus on the financial services industry or the tax rates paid by corporate entities. The nature, timing and economic effects of potential changes to the current legal and regulatory framework affecting financial institutions remain highly uncertain. Future changes may adversely affect the Fund’s operating environment and therefore the Fund’s activities, financial condition and results of operations. Further, an extended federal government shutdown resulting from failing to pass budget appropriations, adopt continuing funding resolutions, or raise the debt ceiling, and other budgetary decisions limiting or delaying deferral government spending, may negatively impact U.S. or global economic conditions, including corporate and consumer spending, and liquidity of capital markets. There can be no assurance that any changes in laws, regulations or governmental policy will not have an adverse impact on the Fund and its investments, including the ability of the Fund to execute its investment objectives and to receive attractive returns.

Russian Invasion Of Ukraine Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Russian Invasion of Ukraine. In 2022, the Russian military commenced a full-scale invasion of Russia’s forces into Ukraine. In response, the United States, United Kingdom, the European Union and other countries have imposed significant sanctions targeting the Russian financial system, petroleum sector and extractive industries, heavy manufacturing, and other sectors. These and other jurisdictions have also imposed prohibitions on most new investment in Russia, prohibition on trade in many Russian securities, and prohibitions on the provision of a number of services to certain sectors of the Russian economy. Since the invasion, the sanctions and export controls landscape has been and is likely to continue to be dynamic. Russia’s invasion of Ukraine, the resulting displacement of persons both within Ukraine and to neighboring countries and the increasing international sanctions could have a negative impact on the economy and business activity globally (including in the countries in which the Fund could invest), and therefore could adversely affect the performance of the Fund’s investments. Furthermore, given the ongoing and evolving nature of the conflict between the two nations and its ongoing escalation (including with respect to the use of nuclear weapons and cyberwarfare against military and civilian targets globally), it is difficult to predict the conflict’s ultimate impact on global economic and market conditions, and, as a result, the situation presents material uncertainty and risk with respect to the Fund and the performance of its investments or operations, and the ability of the Fund to achieve its investment objectives.

October 7 Th Attacks On Israel And Aftermath Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

October 7th Attacks on Israel and Aftermath. On October 7, 2023, Hamas (an organization which governs Gaza and which has been designated as a terrorist organization by the United States, the United Kingdom, the European Union, Australia and other nations) committed a terrorist attack within Israel (the “October 7 Attacks”). As of the date of this Memorandum , Israel and Hamas remain in active armed conflict. The ongoing conflict and rapidly evolving measures in response could have a negative impact on the economy and business activity globally (including in countries in which the Fund invests), and therefore could adversely affect the performance of Fund investments. The severity and duration of the conflict and its future impact on global economic and market conditions (including, for example, oil prices and/or the shipping industry) are impossible to predict and, as a result, present material uncertainty and risk with respect to the Fund and the performance of its investments and operations, and the ability of the Fund to achieve its investment objectives. For example, the armed conflict may expand and may ultimately more actively involve the United States, Lebanon (and/or Hezbollah), Syria, Iran and/or other countries or terrorist organizations, any of which may exacerbate the risks described above. Similar risks exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in the Middle East or the immediate surrounding areas. The United States has announced sanctions and other measures against Hamas-related persons and organizations in response to the October 7 Attacks, and the United States (and/or other countries) may announce further sanctions related to the ongoing conflict in the future.

Public Health Emergencies And Other Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Health Emergencies and Other Geopolitical Risks. An unstable geopolitical climate and continued threats of terrorism could have a material adverse effect on general economic conditions, market conditions and market liquidity. Additionally, a serious pandemic or a natural disaster could severely disrupt global, national and/or regional economies. No assurance can be given as to the effect of these events on the value of the Fund’s investments.

The extent of the impact of any public health emergency on the Fund’s and its portfolio companies’ operational and financial performance will depend on many factors, including the duration and scope of such public health emergency, the scale and efficacy of government stimulus measures, the extent of any related travel advisories and restrictions implemented, the impact of such public health emergency on overall supply and demand, goods and services, investor liquidity, consumer confidence and levels of economic activity and the extent of its disruption to important global, regional and local supply chains and economic markets, all of which are highly uncertain and cannot be predicted. The effects of a public health emergency may materially and adversely impact (a) the value and performance of the Fund’s portfolio companies and other investments, (b) the ability of the Fund’s portfolio companies to continue to meet loan covenants, post margin or repay loans provided by the Fund on a timely basis or at all, or (c) the Fund’s ability to source, manage and divest investments and the Fund’s ability to achieve its investment objectives, all of which could result in significant losses to the Fund. With respect to any revolving or delayed draw loans made by the Fund to a portfolio company, a portfolio company may be incentivized for liquidity or other reasons to draw on most, if not all, of the unfunded portion of such loan and the Fund may not have the ability under the applicable credit agreement to refuse to fund such draw without the Fund being in default and suffering financial penalties. The foregoing market conditions may cause the Fund to write down assets materially as the fair market value of its investments may be reduced in light of a potential or actual economic decline or recession, decline in or lack of consumer confidence or uncertain and volatile market conditions that are difficult to assess or predict. In addition, the operations of the Fund, its portfolio companies, the Adviser and Oaktree may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

United Kingdom Exit From European Union Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

United Kingdom Exit from the European Union. On January 31, 2020, the United Kingdom (the “UK”) formally withdrew from the European Union (“Brexit”). Following a transition period that ended on December 31, 2020, EU rules ceased to apply in the UK. Although the terms of the UK’s future relationship with the EU were agreed in a trade and cooperation agreement signed on December 30, 2020, this did not include an agreement on financial services. In the absence of a formal agreement on this issue, UK firms in the financial sector have more limited access to the EU market than prior to Brexit and EU firms similarly have more limited access to the UK, owing to the loss of passporting rights under applicable EU and UK legislation. Alternative arrangements and structures may allow for the provision of cross-border marketing and services between the EU and UK, but these are subject to legal uncertainty and the risk that further legislative and regulatory restrictions could be imposed in the future.

As a result of the onshoring of EU legislation in the UK, UK firms are currently subject to substantially many of the same rules and regulations as prior to Brexit. However, the UK Government has begun the process of revising certain areas of onshored EU legislation as part of UK financial services legislation and regulation, which could result in substantive changes to regulatory requirements in the UK. It remains to be seen to what extent the UK may elect to diverge from the current EU-influenced regime over time, either through actively legislating to replace onshored EU rules or by passively not implementing or mirroring EU legislative changes. It is possible that the EU may respond to UK initiatives by restricting third country access to EU markets. If the regulatory regimes for EU and UK financial services change or diverge further, this could have an adverse impact on the Fund and its investments, including the ability of the Fund to achieve its investment objectives in whole or in part (for example, owing to increased costs and complexity and/or new restrictions in relation to cross-border access between the EU and non-EU jurisdictions).

The legal, political and economic uncertainty and disruption generally resulting from Brexit may adversely affect both EU- and UK-based businesses. Brexit has already led to disruptions in trade as businesses attempt to adapt cross-border procedures and rules applicable in the UK and in the EU to their activities, products, customers, and suppliers. Continuing uncertainty and the prospect of further disruption may result in an economic slowdown and/or a deteriorating business environment in the UK and in one or more EU Member States.

For the purposes of this Memorandum , and where the context so requires, any reference to the “European Union” or “EU” or the “European Economic Area” or “EEA,” shall be deemed to include the UK to the extent that the reference is made in the context of a reference to European Union law, for as long as such law, or materially similar law, continues to be applied in UK domestic law (and, where the context so requires, references to European Union law and provisions thereof shall be read as references to their equivalent under UK domestic law).

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Eurozone Risks. There are significant and persistent concerns regarding the debt burden of certain Eurozone countries and their ability to meet future financial obligations, the overall stability of the Euro and the suitability of the Euro to function as a single currency given the diverse economic and political circumstances in individual Eurozone countries. The risks and prevalent concerns about a credit crisis in Europe could have a detrimental impact on global economic recovery as well as on sovereign and non-sovereign debt in the Eurozone countries. There can be no assurance that the market disruptions in Europe will not spread to other countries, nor can there be any assurance that future assistance packages will be available or, even if provided, will be sufficient to stabilize affected countries and markets in Europe or elsewhere. These and other concerns could lead to the re-introduction of individual currencies in one or more Eurozone countries, or, in more extreme circumstances, the possible dissolution of the Euro entirely. Should the Euro dissolve entirely, the legal and contractual consequences with respect to the Fund, Shareholders and/or the Fund’s investments in Europe could be determined by laws in effect at such time. These potential developments could negatively impact the ability of the Fund to make investments in Europe, the value of the Fund’s investments in Europe and the general availability and cost of financing permitted investments.

Dodd Frank Act And Other Derivatives Regulations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dodd-Frank Act and Other Derivatives Regulations. Title VII of the Dodd-Frank Act establishes a general framework for systemic regulation that has imposed and will impose mandatory clearing, exchange trading and margin requirements on many over-the-counter (“OTC”) derivatives transactions. The Dodd-Frank Act also creates new categories of regulated market participants, such as “swap dealers” (“SDs”) and “security-based swap dealers” (“SBSDs”) that are subject to significant new capital, registration, recordkeeping, reporting, disclosure, business conduct and other regulatory requirements, a large number of which have been implemented. This regulatory framework has significantly increased the costs of entering into derivatives transactions for end-users of derivatives, such as the Fund. In particular, new margin requirements and capital charges, even when not directly applicable to the Fund, have increased the pricing of derivatives transacted by the Fund. New exchange trading, trade reporting requirements and position limits may lead to changes in the liquidity of derivative transactions, or higher pricing.

In addition, the regulatory and tax environment for derivative instruments and funds is evolving, and changes in the regulation or taxation of certain derivative instruments or funds may adversely affect the value of certain derivatives instruments or securities held, and certain derivatives contracts entered into by the Fund and the ability of the Fund to pursue its investment strategies. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have a material negative impact on the Fund’s investment performance.

Other similar regulations are developing throughout the globe and may increase the Fund’s cost of pursuing its activities even if not directly binding on the Fund.

Privacy, Data Protection And Information Security Compliance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privacy, Data Protection and Information Security Compliance Risk. The Adviser, the Fund and its portfolio companies, and each of their affiliates, may be subject to laws and regulations related to privacy, data protection and information security in the jurisdictions in which they do business (collectively, the “Data Protection Legislation”). Compliance with the Data Protection Legislation may require adhering to stringent legal and operational obligations and therefore the dedication of substantial time and financial resources which may increase over time.

The United States operations of the Adviser, the Fund and its portfolio companies in particular will be impacted by a growing movement to adopt comprehensive privacy and data protection laws similar to the GDPR, where such laws focus on privacy as an individual right in general. For example, California has passed the California Consumer Privacy Act of 2018, as amended (the “CCPA”), which took effect on January 1, 2020. The CCPA generally applies to businesses that collect personal information about California consumers and meet certain thresholds with respect to revenue or buying and/or selling consumers’ personal information. The CCPA imposes stringent legal and operational obligations on such businesses as well as certain affiliated entities that share common branding. The CCPA is enforceable by the California Attorney General. Additionally, if unauthorized access, theft or disclosure of a consumer’s personal information occurs, and the business did not maintain reasonable security practices, consumers could file a civil action (including a class action) without having to prove actual damages. Statutory damages range from $100 to $750 per consumer per incident, or actual damages, whichever is greater. The Attorney General also may impose civil penalties ranging from $2,500 to $7,500 per violation. Further, California passed the California Privacy Rights Act of 2020 (the “CPRA”) to amend and extend the protections of the CCPA. Under the CPRA, which became effective on January 1, 2023, California established a new state agency focused on the enforcement of its privacy laws, likely leading to greater levels of enforcement and greater costs related to compliance with the CCPA and CPRA.

Other states in the United States, have either passed, proposed or are considering similar law and regulations to the CCPA, CPRA, and GDPR, which could impose similarly significant costs, potential liabilities and operational and legal obligations. Such laws and regulations are expected to vary from jurisdiction to jurisdiction, thus increasing costs, operational and legal burdens and the potential for significant liability on regulated entities.

Prospective investors should be aware that, in considering and/or making an investment in the Fund, and interacting with the Fund and its affiliates, agents, advisors and/or delegates by (i) communicating through telephone calls, written correspondence or emails (all of which may be recorded to the extent legally required) or accessing any relevant website, data room or portal, or (ii) providing personal data concerning natural individuals connected with the investor (e.g., directors, trustees, employees, representatives, shareholders, investors, clients, beneficial owners, advisors and agents), they may be providing personal data (as such, or similar, term is defined in the Data Protection Legislation (as defined herein)).

Regulatory Compliance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Compliance. Certain investments made by the Fund may result in reporting and compliance obligations under the applicable regulations of the various jurisdictions in which the Fund makes investments. In addition, the making of certain investments may subject the Fund and certain of its portfolio companies to a varied and complex body of energy and environmental regulations that both public officials and private individuals may seek to enforce and for which there may be ambiguous judicial or regulatory interpretive guidance. The costs of compliance may be borne by the Fund. In addition, investments by the Fund are or may become subject to regulation by various agencies within or outside the United States. New and existing regulations, changing regulatory schemes and the burdens of regulatory compliance all may have a material negative impact on the performance of the Fund. Oaktree cannot predict whether new legislation or regulation will be enacted by legislative bodies or governmental agencies, nor can it predict what effect such legislation or regulation might have. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have a material negative impact on the Fund’s investment performance.

Economic And Trade Sanctions And Anti Bribery Considerations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic and Trade Sanctions and Anti-Bribery Considerations. Economic and trade sanctions laws in the United States and other jurisdictions may prohibit Oaktree, Oaktree’s professionals and the Fund from transacting with or in certain countries and with certain individuals, companies and industry sectors. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) administers and enforces laws, Executive Orders and regulations establishing U.S. sanctions. Such sanctions prohibit, among other things, transactions with, and the provision of services to, certain foreign countries, territories, entities and individuals. These entities and individuals include specially designated nationals, specially designated narcotics traffickers and other parties subject to OFAC sanctions and embargo programs. The lists of OFAC prohibited countries, territories, persons and entities, including the List of Specially Designated Nationals and Blocked Persons, as such list may be amended from time to time, can be found on the OFAC website at http://www.treas.gov/ofac. In addition, certain sanctions programs prohibit dealing with individuals or entities in certain countries, certain securities, and certain industry sectors, regardless of whether relevant individuals or entities appear on the lists maintained by OFAC, which may make it more difficult for the Fund to comply with applicable sanctions. These types of sanctions may significantly restrict or limit the Fund’s investment activities in certain countries (in particular, certain emerging market countries). Oaktree, Oaktree’s professionals and the Fund may from time to time be subject to trade sanctions laws and regulations of other jurisdictions, which may be inconsistent with or even seek to prohibit compliance with certain sanctions programs administered by OFAC. The legal uncertainties arising from those conflicts may make it more difficult or costly for the Fund to navigate investment activities that are subject to sanctions administered by OFAC or the laws and regulations of other jurisdictions. Some jurisdictions where Oaktree or its portfolio companies do business from time to time have adopted measures prohibiting compliance with certain U.S. sanctions programs, which may make compliance with all applicable sanctions impossible.

At the same time, Oaktree may be obligated to comply with certain anti-boycott laws and regulations that prevent Oaktree and the Fund from engaging in certain discriminatory practices that may be allowed or required in certain jurisdictions. Oaktree’s refusal to discriminate in this manner could make it more difficult for the Fund to pursue certain investments and engage in certain business activities, and any compliance with such practices could subject Oaktree, the Fund, or the Adviser to fines, penalties, and adverse legal and reputational consequences.

In some countries, there is a greater acceptance than in the United States and the United Kingdom of government involvement in commercial activities and of activities constituting corruption in the United States and the United Kingdom. Certain countries, including the United States and the United Kingdom, have laws prohibiting governmental and private, or “commercial,” bribery. Oaktree, the Adviser and the Fund are committed to complying with the U.S. Foreign Corrupt Practices Act (“FCPA”), the U.K. Bribery Act and other anti-corruption laws, anti-bribery laws and regulations to which they are subject. As a result, the Fund may be adversely affected because of its unwillingness to participate in transactions that violate such laws or regulations. Such laws and regulations may make it difficult in certain circumstances for the Fund to act successfully on investment opportunities and for portfolio companies to obtain or retain business.

In recent years, the U.S. Department of Justice and the SEC have devoted greater resources to enforcement of the FCPA and have devoted greater scrutiny to investments by private equity sponsors. In addition, the United Kingdom, with enactment of the U.K. Bribery Act, has expanded the reach of its anti-bribery laws significantly. While Oaktree has developed and implemented policies and procedures designed to ensure strict compliance by Oaktree and its personnel with the FCPA and the U.K. Bribery Act and the sanctions regimes that apply to Oaktree, such policies and procedures may not be effective in all instances to prevent violations or offenses. In addition, in spite of Oaktree’s policies and procedures, affiliates of portfolio companies, particularly in cases in which the Fund or another fund advised by the Adviser or Oaktree (each an “Other Oaktree Fund” and collectively, the “Other Oaktree Funds”) does not control such portfolio company, may engage in activities that could result in FCPA, U.K. Bribery Act or other violations of law. Any determination that Oaktree has violated or committed an offense under the FCPA, U.K. Bribery Act or other applicable anti-corruption laws or anti-bribery laws or sanctions requirements outlined above could subject Oaktree to, among other things, civil and criminal penalties, reputational damage, material fines, profit disgorgement, injunctions on future conduct, securities litigation, disclosure obligations and a general loss of investor confidence, any one of which could adversely affect Oaktree’s business prospects and/or financial position, as well as the Fund’s ability to achieve its investment objective and/or conduct its operations.

Accounting And Regulatory Changes Could Make Certain Strategies Obsolete Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Accounting and Regulatory Changes Could Make Certain Strategies Obsolete. In response to highly publicized losses resulting at least in part from improper accounting methods, a number of accounting pronouncements have been established by the accounting professional standards board. Certain of these pronouncements could render obsolete investment strategies which have been used routinely for many years. Changes affecting consolidation and valuations and other matters could adversely affect the viability of certain aspects of the Fund’s strategies. In addition, there have recently been certain well-publicized incidents of regulators unexpectedly taking positions which prohibit strategies which had been implemented in a variety of formats for many years. In the current unsettled regulatory environment, it is impossible to predict if future regulatory developments might adversely affect the Fund.

Public Disclosure Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Disclosure Obligations. The Fund may be required to disclose confidential information relating to its investments and its financial results to third parties that may request such information if and to the extent required by any law, rule or regulation applicable to the Fund or Oaktree, and Shareholders that are public agencies or governmental bodies may have their own disclosure obligations under applicable law, rule or regulation in respect of the Fund’s confidential information. Such disclosure obligations may adversely affect certain Shareholders, particularly Shareholders who are not otherwise subject to public disclosure of information relating to the private holdings of funds in which they invest.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions thereon can decline. Inflation risk is linked to increases in the prices of goods and services and a decrease in the purchasing power of money. Inflation often is accompanied or followed by a recession, or period of decline in economic activity, which may include job loss and other hardships and may cause the value of securities to go down generally. Inflation risk is greater for fixed-income instruments with longer maturities. In addition, this risk may be significantly elevated compared to normal conditions because of recent monetary policy measures and the current interest rate environment.

High rates of inflation and rapid increases in the rate of inflation generally have a negative impact on financial markets and the broader economy. In an attempt to stabilize inflation, governments may impose wage and price controls or otherwise intervene in a country’s economy. Governmental efforts to curb inflation, including by increasing interest rates or reducing fiscal or monetary stimuli, often have negative effects on the level of economic activity. Certain countries, including the United States, have recently seen increased levels of inflation, and persistently high levels of inflation could have a material and adverse impact on the Fund’s investments and its aggregated returns. For example, if a portfolio issuer were unable to increase its revenue while the cost of relevant inputs were increasing, the issuer’s profitability would likely suffer. Likewise, to the extent a portfolio issuer has revenue streams that are slow or unable to adjust to changes in inflation, including by contractual arrangements or otherwise, the portfolio issuer could increase revenue by less than its expenses increase. Conversely, as inflation declines, a portfolio issuer may see its competitors’ costs stabilize sooner or more rapidly than its own. Moreover, increasing inflation will also impact currencies and can lead to significant currency fluctuations. This has recently resulted in a strengthening of the U.S. currency vis-à-vis many other currencies but there can be no assurances that such trends will continue and/or that this trend will not reverse such that the U.S. currency is weakened vis-à-vis other currencies. Additionally, because the preferred return is not linked to the rate of inflation, as the rate of inflation increases the proportion of real returns (i.e., the nominal rate of return less the rate of inflation) treated as preferred return decreases and the proportion of real returns subject to performance-based compensation increases. There can be no assurance that high rates of inflation will not have a material adverse effect on the investments of the Fund.

The Federal Reserve raised interest rates in 2022 and 2023 to address inflation, and although the Federal Reserve began to lower interest rates starting in September 2024, it has signaled an intention to maintain relatively higher interest rates until inflation levels realign with its long-term inflation target. However, there is no guarantee that such monetary policy measures will be effective at lowering inflation. Unanticipated or persistent inflation may have a material and adverse impact on the financial conditions or operating results of issuers in which the Fund may invest, which may cause the value of the Fund’s investments to decline. In addition, higher interest rates that often accompany or follow periods of high inflation may cause investors to favor asset classes other than common stocks, which may lead to broader market declines not necessarily related to the performance of any specific investments or specific issuers.

No Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History. The Fund is a new entity that has not yet commenced operations, and the ABF strategy is a new strategy for Oaktree. The Fund is subject to all of the business risks and uncertainties associated with any new fund or strategy, including the risk that it will not achieve its investment objectives and that the value of the Shares could decline substantially. In addition, there can be no assurance that the Fund will be able to implement its investment strategy and investment approach or achieve its investment objective or that a Shareholder will receive a return of its capital. Any prior investment performance described herein, as with all performance data, can provide no assurance of future results. Past performance of Other Oaktree Funds and other investment entities associated with Oaktree is not necessarily indicative of future results and there can be no assurance that the Fund will achieve comparable results or that targeted returns will be met. Accordingly, investors should draw no conclusions from the performance of any other Oaktree investments and should not expect to achieve similar returns.

Private Offering Exemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Offering Exemption. This offering has not been registered under the Securities Act, in reliance, in part, on the exemptive provisions of Section 4(a)(2) of the Securities Act and Rule 506(b) of Regulation D promulgated thereunder.

Unlisted Closed End Interval Fund Structure Limited Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unlisted Closed-End Interval Fund Structure; Limited Liquidity Risks. The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. In connection with any given repurchase offer, it is likely that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

The Fund may, but is not obligated to, pursue a liquidity event for Shareholders. A liquidity event could include a merger or another transaction approved by the Fund's Board of Directors in which the Shareholders will receive cash or shares of a publicly offered company, or a sale of all or substantially all of the Fund's assets either on a complete portfolio basis or individually followed by a liquidation. A liquidity event also may include a sale, merger or other transaction with one or more affiliated investment companies managed by the Adviser or an affiliate thereof. The completion of a liquidity event is in the sole discretion of the Board of Directors, and depending upon the event, may require Shareholder approval, and there can be no assurance that a suitable transaction will be available or that market conditions will permit a liquidity event. As a result, there can be no assurance that the Fund will complete a liquidity event. In making a determination of what type of liquidity event is in the best interest of Shareholders, the Board of Directors may consider a variety of criteria, including, but not limited to, portfolio diversification, portfolio performance, the Fund’s financial condition, market conditions for the sale of the Fund’s assets, internal management considerations and the potential for Shareholder liquidity.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The Fund may use leverage to seek to achieve its investment objective or for liquidity (i.e., to finance the repurchase of Shares and/or bridge the financing of investments). The borrowing of money or issuance of debt securities and preferred stock represents the leveraging of the Shares. In addition, the Fund may also leverage its Shares through investment techniques, such as reverse repurchase agreements, writing credit default swaps, or futures. Leverage creates risks which may adversely affect the return for Shareholders, including:

●	the likelihood of greater volatility of NAV and market price of and distributions in the Shares;

●	fluctuations in the dividend rates on any preferred stock or in interest rates on borrowings and short-term debt;

●	increased operating costs, which are effectively borne by Shareholders, may reduce the Fund’s total return; and

●	the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund’s obligations under such borrowing or preferred stock remain fixed.

In addition, the rights of lenders and the holders of preferred stock and debt securities issued by the Fund will be senior to the rights of Shareholders with respect to the payment of dividends or to the distribution of assets upon liquidation. Holders of preferred stock have voting rights in addition to and separate from the voting rights of Shareholders. The holders of preferred stock, on the one hand, and the holders of the Shares, on the other hand, may have interests that conflict in certain situations.

Leverage is a speculative technique that could adversely affect the returns to Shareholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced or potentially eliminated (or, in the case of distributions, will consist of return of capital).

The Fund will pay (and the Shareholders will bear) all costs and expenses relating to the Fund’s use of leverage, which will result in the reduction of the NAV of the Shares. The Fund’s leverage strategy may not work as planned or achieve its goals.

Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund’s ability to pay dividends and distributions on Shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies which may issue ratings for any preferred shares or short-term debt instruments issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

Broad Discretionary Power To Choose Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Broad Discretionary Power to Choose Investments. The Adviser has broad discretionary power to decide what investments the Fund will make. While the Adviser currently intends to use the strategies described herein with respect to the Fund, the Adviser may employ other investment techniques and invest in other instruments that the Adviser believes will help achieve the Fund’s investment objective or hedge unforeseen risks. Consistent with its investment objectives, the Fund may invest in financial instruments of any and all types, which exist now or are hereafter created. Such investments may entail risks not described herein, any of which may adversely affect the Fund.

Non Diversified Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Company Risk. As the Fund may invest more than 5% of its total assets in the securities of one or more issuers, it would not qualify as a “diversified company” within the meaning of the 1940 Act. The Fund may therefore be more susceptible than such a diversified company would be to being adversely affected by events impacting a single investment, geographic location, security or investment type. This lack of diversification will expose the Fund to losses disproportionate to market declines in general if there are disproportionately greater adverse price movements in the particular investments, and the Fund’s investment portfolio may be subject to more rapid changes in value than would be the case if the Fund were required to maintain a wide diversification among companies, industries and types of securities. To the extent the Fund holds investments concentrated in a particular issuer, security, asset class or geographic region, the Fund will be more susceptible than a more widely diversified fund to the negative consequences of a single corporate, economic, political or regulatory event. Unfavorable performance by any number of investments could substantially adversely affect the aggregate returns realized by Shareholders.

Market For Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market for Investment Opportunities. The activity of identifying and completing investments is highly competitive and involves a high degree of uncertainty and risk. In addition, certain types of investments may not be available to the Fund on terms that are as attractive as the terms on which opportunities were available to the Other Oaktree Funds. The Fund will be competing for investments with various other investors, such as other public and private funds, commercial and investment banks, commercial finance companies and, to the extent they provide an alternative form of financing, private equity funds. Other funds may have investment objectives that overlap with the Fund, which may create competition for investment opportunities. Many competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. Some competitors may have a lower cost of funds and access to funding sources that are not available to the Fund, and may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships.

The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding, and a variety of other investors (including private credit funds, mezzanine funds, performing and other credit funds, funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products, specialty finance companies, real estate investment trusts). As a result of these other entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors may be substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

The competitive pressures could impair the Fund’s activities, financial condition and results of operations. As a result of this competition, the Fund may not be able to take advantage of attractive investment opportunities. To the extent that the Fund encounters competition for investments, returns to the Shareholders may decrease, including as a result of higher pricing, foregoing opportunities or negotiating fewer transactional protections in order to remain competitive. Additionally, the Fund may incur bid, due diligence, negotiating, consulting or other costs on investments that may not be successful. There can be no assurance that the Fund will be able to identify, complete and exit investments which satisfy the Fund’s rate of return objectives, or realize upon their values.

Best Efforts Offering Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Best-Efforts” Offering Risk. This offering is being made on a best efforts basis, whereby the Placement Agent is only required to use its best efforts to sell the Shares and has no firm commitment or obligation to purchase any of the Shares. To the extent that less than the maximum offering amount is subscribed for, the opportunity for the allocation of the Fund’s investments among various issuers and industries may be decreased, and the returns achieved on those investments may be reduced as a result of allocating all of the Fund’s expenses over a smaller capital base.

Inadequate Network Of Broker Dealers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inadequate Network of Broker-Dealers Risk. The success of the Fund’s private placement, and correspondingly the Fund’s ability to implement its investment objective and strategies, depends upon establishing, operating and maintaining a network of selected broker-dealers to sell the Shares. If such networks are unable to be established, operated and maintained, the Fund may not be able to raise adequate proceeds through the Fund’s private placement to implement the Fund’s investment objective and strategies. If the Fund is unsuccessful in implementing its investment objective and strategies, an investor could lose all or a part of his or her investment in the Fund.

Repurchase Offers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk. In order to provide liquidity to Shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Shares at NAV, subject to approval of the Board of Directors. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to Shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. If, as expected, the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if Shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, Shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Notwithstanding the foregoing, the Fund may, in its sole discretion and for administrative convenience, accept all Shares tendered for repurchase by Shareholders who own less than one hundred Shares and who tender all of their Shares, before prorating other amounts tendered. Some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined.

Relating To Due Diligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk Relating to Due Diligence. Before the Fund makes an investment, the Adviser or Oaktree will conduct such due diligence as it deems reasonable and appropriate based on the facts and circumstances applicable to the investment. Due diligence may entail marketing studies, business plan development, evaluation of important and complex business, financial, tax, accounting, ESG and legal issues as well as background investigations of individuals. Outside professionals, consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment. The involvement of such third parties may present a number of risks primarily relating to reduced control of the functions that are outsourced and may entail significant third-party expenses. In addition, if the Fund is unable to timely engage third-party providers, its ability to evaluate and acquire more complex assets could be adversely affected. Due diligence investigations with respect to any investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating the investment opportunity. Moreover, there can be no assurance that attempts to identify risks associated with an investment will achieve their desired effect. Potential investors should regard an investment in the Fund as being speculative and having a high degree of risk.

In the event of fraud, any material misrepresentation or omission or any professional negligence by any seller or originator of assets or such seller’s or originator’s representatives, or by any other party, the Fund may suffer a material loss of capital and the value of the Fund’s investments may be adversely impacted. The Fund will rely upon the accuracy and completeness of representations made by various persons in the due diligence process and cannot guarantee such accuracy or completeness.

Income And Distribution Payment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income and Distribution Payment Risk. The Fund cannot assure investors that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. If the distribution rates or yields of the Fund’s investments decrease, Shareholders’ income from the Fund could decline. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time. There can be no assurance that distributions paid by the Fund to the Shareholders will be maintained at initial levels or increase over time.

In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, it will lower an investor’s tax basis in his or her Shares. A return of capital generally is a return of an investor’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the tax basis in the Shares. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.

Deployment Of Capital Impact On Investment Returns Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Deployment of Capital; Impact on Investment Returns. In light of the need to be able to deploy capital quickly to capitalize on potential investment opportunities or to establish reserves for anticipated debts, liabilities or obligations, including liquidity needs, cash may be held by the Fund in money market investments pending deployment into other investments, the amount of which may at times be significant. While the duration of any such holding period is expected to be relatively short, in the event the Fund is unable to find suitable investments, such money market investments may be held for longer periods, which would be dilutive to overall investment returns. It is not anticipated that the temporary investment of such cash into money market investments will generate significant interest, and Shareholders should understand that such low interest payments on the temporarily invested cash may adversely affect the overall returns of the Fund.

Dependence On Investment Team No Right To Control Funds Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Investment Team; No Right to Control the Fund’s Operations. The success of the Fund depends in substantial part on the management, skill and acumen of the investment team and other professionals. The Shares are passive investments, and investors will have no opportunity to control the day-to-day operations of the Fund, including investment and disposition decisions. Subjective decisions made by Oaktree or its affiliates may cause the Fund to incur losses or to miss profit opportunities on which it would otherwise have capitalized. In order to safeguard their limited liability for the liabilities and obligations of the Fund, investors must rely entirely on the Adviser to conduct and manage the affairs of the Fund. Investors will have no direct rights against third parties engaged by the Adviser or Oaktree in respect of the Fund. There can be no assurance that the investment team and such other professionals will continue to be employed by the Adviser or Oaktree throughout the life of the Fund. The loss of members of the investment team and such other professionals could have a material adverse effect on the Fund.

Third Party Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Third-Party Service Providers. Certain of the Fund’s and Oaktree’s operations may interface with and/or depend on third-party service providers, and the Fund, the Adviser or Oaktree may not be in a position to verify the risks or reliability of such third parties. The Fund may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them. The costs, fees and expenses associated with the provision of such services by third-party service providers will generally be borne by the Fund instead of the Adviser or Oaktree, thereby increasing the expenses borne by the Shareholders.

Artificial Intelligence And Machine Learning Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence and Machine Learning Developments. Recent technological advances in artificial intelligence and machine learning technology (collectively, “Machine Learning Technology”), including OpenAI’s release of its ChatGPT application, pose risks to Oaktree, the Fund and the Fund’s portfolio investments. While Oaktree may utilize Machine Learning Technology in connection with its business activities, including investment activities, Oaktree intends to periodically evaluate and/or adjust internal policies governing use of Machine Learning Technology by its personnel. Notwithstanding any such policies, Oaktree personnel, portfolio managers, senior executives, external advisors and other associated persons of Oaktree or any affiliates of Oaktree could, unbeknownst to Oaktree, utilize Machine Learning Technology in contravention of such policies. Oaktree, the Fund and the Fund’s portfolio investments could be further exposed to the risks of Machine Learning Technology if third-party service providers or any counterparties, whether or not known to Oaktree, also use Machine Learning Technology in their business activities. Oaktree will not be in a position to control the use of Machine Learning Technology in third-party products or services, including those provided by Oaktree’s and its affiliates’ service providers.

Use of Machine Learning Technology by any of the parties described in the previous paragraph could include the input of confidential information (including material non-public information) and such input may result in the contravention of non-disclosure agreements, and/or breach of applicable policies, laws or regulations relating to treatment of confidential and/or personally identifiable information (including material non-public information). By inputting data into Machine Learning Technology applications, such information becomes part of a dataset that is accessible by other third-party Machine Learning Technology applications and users. For more information on risks relating to information security see also “Privacy, Data Protection and Information Security Compliance Risk” above.

Independent of its context of use, Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Machine Learning Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Machine Learning Technology. To the extent that Oaktree, the Fund or the Fund’s portfolio investments are exposed to the risks of Machine Learning Technology, any such inaccuracies or errors could have adverse impacts on Oaktree, the Fund or the Fund’s portfolio investments. Conversely, to the extent competitors of Oaktree and its portfolio companies utilize Machine Learning Technology more extensively than Oaktree and its portfolio companies, there is a possibility that such competitors will gain a competitive advantage.

Machine Learning Technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.

Cyber Security Breaches Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Breaches. Cyber security incidents and cyber-attacks have been occurring globally at a more frequent and severe level and are expected to continue to increase in frequency and severity in the future. The information and technology systems of Oaktree, its affiliates, portfolio companies, issuers and service providers may be vulnerable to damage or interruption from cyber security breaches, computer viruses or other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and other security breaches, usage errors or malfeasance by their respective professionals or service providers, power, communications or other service outages, and catastrophic events such as fires, tornadoes, floods, hurricanes, earthquakes or terrorist incidents. If unauthorized parties gain access to such information and technology systems, or if personnel abuse or misuse their access privileges, they may be able to steal, publish, delete or modify private and sensitive information, including personal information related to Shareholders (and their beneficial owners) and material information. Although Oaktree has implemented, and portfolio companies, issuers and service providers may implement, various measures to manage risks relating to these types of events, such systems could prove to be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Oaktree does not control the cyber security plans and systems put in place by third party service providers, and such third party service providers may have limited indemnification obligations to Oaktree, its affiliates, the Fund, the Shareholders and/or a portfolio company or issuer, each of whom could be negatively impacted as a result. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified in a timely manner or at all, even with sophisticated prevention and detection systems. This could potentially result in further harm and prevent such breaches from being addressed appropriately. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in Oaktree’s, its affiliates’, the Fund’s and/or a portfolio company’s or issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to Shareholders (and their beneficial owners), material non-public information and the intellectual property and trade secrets and other sensitive information of Oaktree and/or portfolio companies or issuers. Oaktree, the Fund and/or a portfolio company or issuer could be required to make a significant investment to remedy the effects of any such failures, harm to their reputations, legal claims that they and their respective affiliates may be subjected to, regulatory action or enforcement arising out of applicable privacy and other laws, adverse publicity, and other events that may affect their business and financial performance.

Uncertainty Of Financial Projections Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertainty of Financial Projections. The Fund may make investments based upon projections concerning an investment’s future performance and cash flow. Projections are inherently subject to uncertainty and factors beyond the control of the Adviser. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. Different assumptions may produce different results. The inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of other unforeseen events could impair projected values and cash flow. In addition, projected performance does not predict future results and there can be no assurance that the projected results or expected returns will be achieved or that the Fund will be able to effectively implement its investment objective.

In addition, Oaktree may determine the suitability of investments based in part on the basis of financial projections for portfolio issuers. Events or conditions, including changes in general market conditions, which may not have been anticipated or which are otherwise not foreseeable, may occur and have a significant impact on the actual rate of return received with respect to the Fund’s investments.

Forward Looking Statements Opinions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward-Looking Statements; Opinions. Statements contained in this Memorandum (including those relating to forecasts, estimates, current and future market conditions and trends in respect thereof) that are not historical facts are based on current expectations, estimates, projections, opinions and/or beliefs of Oaktree. Such statements involve known and unknown risks, uncertainties and other factors, and undue reliance should not be placed thereon. Moreover, certain information contained in this Memorandum constitutes “forward-looking” statements, which can be identified by the use of forward-looking terminology such as “may,” “can,” “will,” “would,” “seek,” “should,” “expect,” “anticipate,” “project,” “estimate,” “intend,” “forecast,” “continue,” “target” or “believe” or the negatives thereof, or other variations thereon or comparable terminology. Due to various risks and uncertainties, including those set forth herein, actual events or results or the actual performance of the Fund may differ materially from those reflected or contemplated in such forward-looking statements.

Projections, Forecasts And Estimates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Projections, Forecasts and Estimates. Any projections, forecasts and estimates contained herein are forward-looking statements and are based upon certain assumptions that Oaktree considers reasonable. Projections are necessarily speculative in nature, and it can be expected that some or all of the assumptions underlying the projections will not materialize or will vary significantly from actual results. Projected operating results will often be based on management judgments. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. Actual results are expected to vary from the projections, and the variations may be material. The inclusion of projections herein should not be regarded as a representation by the Fund, the Adviser, Oaktree or any of their respective affiliates or any other person or entity of the results that will actually be achieved by the Fund. None of the Fund, the Adviser, Oaktree or any of their respective affiliates and any other person has any obligation to update or otherwise revise any projections, including any revisions to reflect changes in economic conditions or other circumstances arising after the date hereof or to reflect the occurrence of unanticipated events, even if the underlying assumptions do not come to fruition.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. Valuations of the Fund’s portfolio, which will affect the Fund’s performance results, may involve uncertainties and judgmental determinations. The Adviser, in its role as “valuation designee” pursuant to Rule 2a-5 under the 1940 Act, may use an independent pricing service or prices provided by dealers to value certain securities at their market value. Because the secondary markets for certain investments may be limited, they may be difficult to value. When market quotations are not readily available or are deemed to be unreliable, the Fund’s investments are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Directors. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

The process of valuing securities for which reliable market quotations are not available is based on inherent uncertainties and the resulting values may differ from values that would have been determined had a ready market existed for such securities and may differ from the prices at which such securities may ultimately be sold. Further, third-party pricing information may at times not be available regarding certain of the Fund’s securities, derivatives and other assets. If the Adviser’s valuation of the Fund’s securities should prove to be incorrect, the net asset value of the Fund’s investments could be adversely affected. In addition, due to the substantial volatility experienced by many valuation inputs in recent periods, the subjective decisions of the Adviser regarding which inputs to select, the measurement dates and the relative weights to assign to such inputs all have a disproportionate impact on valuations. In addition, because the Management Fee is calculated based on the Fund’s NAV, the Adviser will have an incentive to make determinations that result in the continued payment of, or a higher, Management Fee. Moreover, because the Adviser will determine in its discretion the value of any such assets, the Adviser will have an apparent conflict of interest in making that determination, given the potential impact of such valuations on the Fund’s performance results.

Accounting Standards Limited Availability Of Information Due Diligence Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Accounting Standards; Limited Availability of Information; Due Diligence. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) will generally be followed in preparing the Fund’s financial statements. Accounting standards in certain countries generally do not correspond to international accounting standards, and in some countries, national accounting, auditing and financial reporting standards may not yet be in place. The information appearing on the financial statements of the companies in those countries may not reflect financial positions or results of operations in the way they would be reflected if the financial statements had been prepared in accordance with U.S. GAAP. Investors in such companies generally have access to less reliable information than investors in more economically sophisticated countries. The timeliness of financial statement preparation in certain countries may also differ from that of the United States. In addition, the scope and nature of the Fund’s due diligence activities in connection with portfolio investments in certain non-U.S. countries will be more limited than due diligence reviews conducted in more developed economies because reliable information is often unavailable or prohibitively costly to obtain. The lower standards of due diligence and financial controls in investments in certain non-U.S. countries increase the likelihood of material losses on such investments.

Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity. Participation in the Fund will generally be an illiquid investment. Investors generally will not be permitted to voluntarily withdraw from the Fund prior to its termination, except through periodic repurchases made by the Fund pursuant to Rule 23c-3 under the 1940 Act. In addition, Shares may be assigned or otherwise transferred only under limited circumstances. Consequently, Shareholders may not be able to liquidate their investments prior to the end of the Fund’s term and should therefore be prepared to bear the economic risk of an investment for an indefinite period. Furthermore, the Fund may invest in relatively illiquid investments. A significant portion of the Fund’s assets may consist of investments that are thinly traded, investments for which no market exists or investments that are restricted as to their transferability under applicable securities laws or documents governing particular transactions of the Fund. Some securities or instruments that were liquid at the time they were acquired may, for a variety of reasons which may not be in the Fund’s control, later become illiquid. This factor may have the effect of limiting the availability of these securities or instruments for purchase by the Fund and may also limit the ability of the Fund to sell such investments at their fair market value prior to the winding up and subsequent dissolution of the Fund or in response to changes in the economy or the financial markets. Due to securities regulations governing certain publicly traded equity securities, the Fund’s ability to sell securities could also be diminished with respect to equity holdings that represent a significant portion of the issuer’s securities (particularly if the Fund has designated one or more directors of the issuer).

Mandatory Withdrawals Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mandatory Withdrawals. The Fund may repurchase Shares without consent or other action by a Shareholder or other person if the Fund determines that:

●	the Shares have vested in any other person other than by operation of law as a result of the death, divorce, dissolution, bankruptcy, insolvency or adjudicated incompetence of the stockholder;

●	ownership of the Shares by a Shareholder or other person is likely to cause the Fund to be in violation of, or require registration of the Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities, or other laws of the U.S. or any other relevant jurisdiction;

●	continued ownership of the Shares by a Shareholder may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by a Shareholder or other person in connection with the acquisition of Shares were not true when made or has ceased to be true; or

●	with respect to a Shareholder subject to special laws or compliance requirements, such as those imposed by ERISA, the Bank Holding Company Act or certain Federal Communication Commission regulations (collectively, “Special Laws or Regulations”), the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold any Shares.

Shares will be repurchased at the NAV per Share of the class of Shares being repurchased. Shareholders whose Shares are repurchased by the Fund will not be entitled to a return of any amount of sales load (if applicable) that was charged in connection with the Shareholder’s purchase of such Shares.

Contingent Liabilities On Disposition Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities on Disposition of Investments. In connection with the disposition of an investment in a portfolio company, the Fund may be required to make representations about the business and financial affairs of such company typical of those made in connection with the sale of any business. The Fund also may be required to indemnify the purchasers of such investment with respect to certain matters, including the accuracy of such representations. These arrangements may result in contingent liabilities for which the Adviser may establish reserves or escrows.

Third Party Involvement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Third Party Involvement. The Fund may co-invest with third parties through funds, joint ventures or other entities. Such investments may involve risks not present in investments where a third party is not involved, including the possibility that a co-venturer or partner of the Fund may at any time have other business interests and investments other than the joint venture with the Fund, or may have economic or business goals different from those of the Fund. In addition, the Fund may be liable for actions of its co-venturers or partners. The Fund’s ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement. In addition, such arrangements are likely to involve restrictions on the resale of the Fund’s interest in the company.

Electronic Delivery Of Certain Documents Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Electronic Delivery of Certain Documents. Subject to applicable law, certain documents may be delivered to investors via one or more designated websites. There are certain costs (e.g., internet access) and possible risks (e.g., slow downloading time and system outages) associated with electronic delivery. Moreover, neither the Adviser nor Oaktree can provide any assurance that these communication methods are secure, and there could be problems or malfunctions resulting from any computer viruses or related problems that may be associated with the use of an internet-based system.

Institutional Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Institutional Risk. Oaktree is responsible for choosing the brokers, dealers and transaction agents and counterparties used for each of the Fund’s securities transactions. Although various legal protections are intended to preserve the net claims that a customer, such as the Fund, may have in relation to such parties, a failure in the creditworthiness of a broker-dealer or other party, or the default, delay or inability or refusal of a broker-dealer or other party to perform could result in a loss of all or a portion of the Fund’s investments with or through such broker-dealer or other party.

Counterparty, Settlement And Local Intermediary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty, Settlement and Local Intermediary Risk. From time to time, certain securities markets have experienced operational clearance and settlement problems that have resulted in failed trades. These problems could cause the Fund to miss attractive investment opportunities or result in the Fund’s liability to third parties by virtue of an inability to perform the Fund’s contractual obligation to deliver securities. In addition, delays and inefficiencies of the local postal, transport and banking systems could result in the loss of investment opportunities, the loss of funds (including dividends) and exposure to currency fluctuations.

Because certain purchases, sales, securities lending, derivatives, repurchase/reverse repurchase transactions and other transactions in which the Fund will engage involve instruments that are not traded on an exchange, but are instead traded between counterparties based on contractual relationships, the Fund is subject to the risk that a counterparty will not perform its obligations under the related contracts, as well as risks of transfer, clearance or settlement default. Such risks may be exacerbated with respect to non-U.S. securities or transactions with non-U.S. counterparties. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result. Such risks may differ materially from those entailed in exchange-traded transactions that generally are backed by clearing organization guarantees, daily marking-to-market and settlement of positions and segregation and minimum capital requirements applicable to intermediaries. There can be no assurance that Oaktree’s monitoring activities will be sufficient to adequately control counterparty risk.

In situations where the Fund places assets in the care of a custodian or is required to post margin or other collateral with a counterparty, the custodian or counterparty may fail to segregate such assets or collateral, as applicable, or may commingle the assets or collateral with the relevant custodian’s or counterparty’s own assets or collateral, as applicable. As a result, in the event of the bankruptcy or insolvency of any custodian or counterparty, the Fund’s excess assets and collateral may be subject to the conflicting claims of the creditors of the relevant custodian or counterparty, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of such custodian or counterparty, rather than as the owner of such assets or collateral, as the case may be.

Certain of the Fund’s transactions may be undertaken through local brokers, banks or other organizations in the countries in which the Fund makes investments, and the Fund will be subject to the risk of default, insolvency or fraud of such organizations. The collection, transfer and deposit of bearer securities and cash expose the Fund to a variety of risks, including theft, loss and destruction. Finally, the Fund will be dependent upon the general soundness of the banking systems of countries in which investments will be made.

Service Providers And Investors Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Service Providers and Investors’ Rights. Investors in the Fund generally have no direct rights against the Fund’s service providers, including without limitation an auditor and a depositary (if appointed). Where wrongdoing is alleged to have been committed against the Fund, such wrongdoing would generally only be actionable by the Adviser and the Fund. In the absence of any direct contractual relationship between the investors and the Fund’s service providers, there are only very limited circumstances in which an investor may bring a direct claim against any such service provider.

Changes In Interest Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in Interest Rates. General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on the Fund’s investments and investment opportunities and, accordingly, may have a material adverse effect on the Fund’s rate of return on invested capital, the Fund’s net investment income and the Fund’s net asset value. The majority of the Fund’s debt investments are expected to have variable interest rates that reset periodically based on benchmarks such as the Euro Interbank Offered Rate (“EURIBOR”), the Canadian Dollar Offered Rate (“CDOR”), the Secured Overnight Financing Rate (“SOFR”), Sterling Overnight Index Average Rate (“SONIA”), or any other reference rate, benchmark or index, including in each case, any permutations thereof and any credit spread adjustments thereto (collectively, the “Reference Rates”). An increase in interest rates may make it more difficult for the Fund’s portfolio companies to service their obligations under the debt investments that the Fund will hold and increase defaults even where the Fund’s investment income increases. Rising interest rates could also cause borrowers to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. Additionally, as interest rates increase and the corresponding risk of a default by borrowers increases, the liquidity of higher interest rate loans may decrease as fewer investors may be willing to purchase such loans in the secondary market in light of the increased risk of a default by the borrower and the heightened risk of a loss of an investment in such loans. Decreases in credit spreads on debt that pays a floating rate of return would have an impact on the income generation of the Fund’s floating rate assets. Trading prices for debt that pays a fixed rate of return tend to fall as interest rates rise. Trading prices tend to fluctuate more for fixed rate securities that have longer maturities.

Conversely, if interest rates decline, borrowers may refinance their loans at lower interest rates, which could shorten the average life of the loans and reduce the associated returns on the investment, as well as require Oaktree and the investment team to incur management time and expense to re-deploy such proceeds, including on terms that may not be as favorable as the Fund’s existing loans. Additionally, as interest rates increase and the corresponding risk of a default by borrowers increases, the liquidity of higher interest rate loans may decrease as fewer investors may be willing to purchase such loans in the secondary market in light of the increased risk of a default by the borrower and the heightened risk of a loss of an investment in such loans.

LIBOR And Other Reference Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR and Other Reference Rates. Certain of the Fund’s investments may provide exposure to coupon rates that were based on the London Interbank Offered Rate (“LIBOR”), or are based on SOFR, EURIBOR and other similar types of Reference Rates. These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets. LIBOR was phased out at the end of June 2023. SOFR was selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States, and U.S. law requires that contracts without a practicable LIBOR alternative, default to SOFR plus a set spread beginning in mid-2023. SOFR is a secured, nearly risk-free rate, while LIBOR was an unsecured rate that included an element of bank credit risk. In addition, SOFR is strictly an overnight rate, while LIBOR historically was published for various maturities, ranging from overnight to one year. Certain contracts provided for a spread adjustment when transitioning to SOFR from LIBOR, but there is no assurance that it provided adequate compensation. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, certain issuers may have encountered obstacles to converting their investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. Market participants may have transitioned Reference Rates through contractual amendments, legislation, market wide protocols, fallback contractual provisions, bespoke negotiations or otherwise.

The termination of certain Reference Rates presents risk to the Fund. The failure of issuers to transition could lead to increased volatility and illiquidity in markets for instruments that have yet to rely on a substitute to determine their next coupon rates and a reduction in the values of those investments, all of which would impact the Fund. Various complexities brought about by significant changes to operational processes and IT systems may not be complete, and coordination with other market participants may be severely impacted, which may negatively impact the Fund.

In addition, the alternative reference or benchmark rate may be an ineffective substitute, potentially resulting in prolonged adverse market conditions for the Fund. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial conditions or results of operations. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere.

Suitability Of Investment In Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Suitability of an Investment in the Fund. An investment in the Fund is not suitable for all investors. Investors must have a willingness to accept the risks associated with an investment in the Fund and the limited liquidity inherent in an investment in the Fund. Investors should consult their professional advisers to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition. An investment in the Fund requires a long-term commitment, and there can be no assurance that the Fund’s investment objectives will be achieved or that there will be any return of capital. Therefore, investors should only invest in the Fund if they can withstand a total loss of their investment.

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Fee Risk. The Incentive Fee payable to the Adviser may create an incentive for the Adviser to make investments that are risky or more speculative than would be the case in the absence of such a compensation arrangement and also to incur leverage, which will tend to enhance returns where the portfolio has positive returns. The way in which the Incentive Fee is determined may encourage the Adviser to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities or other instruments than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Systemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Systemic Risk. Credit risk may arise through a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution causes a series of defaults by the other institutions. This is sometimes referred to as a “systemic risk” and may adversely affect financial intermediaries, such as clearing agencies, clearing houses, securities firms and exchanges, with which the Fund interacts on a daily basis.

Anti Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions. Certain provisions of the Fund’s Charter and Bylaws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. These provisions may inhibit a change of control in circumstances that could give Shareholders the opportunity to realize a premium over the value of the Shares.

Upon Disposition Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Upon Disposition of Investments. In connection with the disposition of certain types of portfolio investments, the Fund may be required to make representations about the business and financial affairs of the applicable portfolio company typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such portfolio company or underwriters to the extent that any such representations or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which might ultimately have to be funded by Shareholders.

Recourse To Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recourse to Assets. The Fund’s assets, including any portfolio investments made by the Fund and any funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and may not be limited to any particular asset, such as the asset representing the portfolio investment giving rise to the liability.

Event Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Asset Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset Allocation Risk. The Fund’s investment performance depends upon how its assets are allocated and reallocated. A principal risk of investing in the Fund is that the Adviser may make less than optimal or poor asset allocation decisions. The Adviser employs an active approach to allocation across multiple credit sectors, but there is no guarantee that such allocation techniques will produce the desired results. It is possible that the Adviser will focus on an investment that performs poorly or underperforms other investments under various market conditions. You could lose money on your investment in the Fund as a result of these allocation decisions.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk. The value of securities may decline for a number of reasons that directly relate to a security’s issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer may affect securities markets as a whole. These risks can apply to the Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

The value of securities may decline for a number of reasons that directly relate to a security’s issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Large Shareholder Risk. To the extent a large proportion of Shares are held by a small number of Shareholders (or a single Shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these Shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of Shareholders (or a single Shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by Shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each Shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund only repurchases a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, Shareholders unaffiliated with the Adviser will not be given priority over Shareholders that are affiliates of the Adviser, whose holdings in the Fund may be significant and may have the effect of diluting third-party Shareholders with respect to any repurchase offer.

Temporary Defensive Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Defensive Strategies Risk. From time to time, the Fund may temporarily depart from its principal investment strategies as a defensive measure when the Adviser anticipates unusual market or other conditions. When a temporary defensive posture is believed by the Adviser to be warranted (“temporary defensive periods”), the Fund may, without limitation, hold cash or invest its managed assets in money market instruments and repurchase agreements in respect of those instruments. The money market instruments in which the Fund may invest are obligations of the U.S. government, its agencies or instrumentalities; commercial paper rated A-1 or higher by S&P or Prime-1 by Moody’s; and certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation. During temporary defensive periods, the Fund may also invest to the extent permitted by applicable law in shares of money market mutual funds. Money market mutual funds are investment companies and the investments in those companies by the Fund are in some cases subject to applicable law. To the extent that the Fund invests defensively, it may not achieve its investment objective.

Regulatory Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Regulatory Changes. Legal, tax and regulatory changes could occur and may adversely affect the Fund and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New (or revised) laws or regulations may be imposed by the CFTC, the SEC, the IRS, the U.S. Federal Reserve or other banking regulators, other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets that could adversely affect the Fund. In particular, these agencies are implementing a variety of new rules pursuant to financial reform legislation in the United States. The EU (and some other countries) are implementing similar requirements. The Fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized under these statutes, regulations and otherwise to take extraordinary actions in the event of market emergencies. The Fund and the Adviser historically have been eligible for exemptions from certain regulations. However, there is no assurance that the Fund and the Adviser will continue to be eligible for such exemptions. The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts.

Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risk. An investment in the Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Shares represents an indirect investment in the investments and other financial assets owned by the Fund. The value of the Fund’s investments will generally fluctuate with, among other things, changes in prevailing interest rates, federal tax rates, counterparty risk, general economic conditions, the condition of certain financial markets, developments or trends in any particular industry and the financial condition of the issuer. The Fund anticipates using leverage, which would magnify the Fund’s investment, market and certain other risks.

While some of the loans in which the Fund will invest may be secured, the Fund may also invest in debt or other securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. In such instances, the ability of the Fund to influence an issuer’s affairs, especially during periods of financial distress or following an insolvency is likely to be substantially less than that of senior creditors. For example, under terms of subordination agreements, senior creditors are typically able to block the acceleration of the debt or other exercises by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all. In addition, the debt securities in which the Fund will invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency.

Debt securities are also subject to other risks, including (i) the possible invalidation of an investment transaction as a “fraudulent conveyance,” (ii) the recovery of liens perfected or payments made on account of a debt in the period before an insolvency filing as a “preference,” (iii) equitable subordination claims by other creditors, (iv) so called “lender liability” claims by the issuer of the obligations and (v) environmental liabilities that may arise with respect to collateral securing the obligations. Additionally, adverse credit events with respect to any issuer, such as missed or delayed payment of interest and/or principal, bankruptcy, receivership, or distressed exchange, can significantly diminish the value of the Fund’s investment in any such company. The Fund’s investments may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected. Accordingly, there can be no assurance that the Fund’s investment objective will be realized.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities. The Fund expects to invest in asset-backed securities (“ABS”), which are securities backed by assets such as mortgages (including residential or commercial mortgages), trade claims, installment sale contracts, credit card and/or other receivables, collateralized debt obligations or other assets. ABS are “pass-through” securities, meaning that principal and interest payments, net of expenses, made by the borrower on the underlying assets are passed through to the Fund.

The investment characteristics of ABS differ from traditional debt securities in several ways. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that the principal can generally be prepaid at any time because the underlying loans or other assets generally can be prepaid at any time. That being said, the collateral supporting ABS is generally of shorter maturity than certain other types of loans and is less likely to experience substantial prepayments. ABS are often backed by pools of any variety of assets, including, for example, leases, mobile home loans and aircraft leases, which represent the obligations of a number of different parties and use credit enhancement techniques such as letters of credit, guarantees or preference rights. The market value of an ABS can be affected by changes in the market’s perception of the asset backing the ABS and the creditworthiness of the servicer for the loan pool, the originator of the loans or the financial institution providing any credit enhancement, as well as by the expiration or removal of any credit enhancement.

Holders of ABS bear various other risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks, as further described below. In addition, ABS are subject to the general risks associated with investing in physical assets such as real estate; that is, they could lose value if the value of the underlying asset declines.

Credit risk arises from (i) losses due to defaults by obligors under the underlying collateral and (ii) the issuing vehicle’s or servicer’s failure to perform their respective obligations under the transaction documents governing the ABS. These two risks can be related, as, for example, in the case of a servicer that does not provide adequate credit-review scrutiny to the underlying collateral, leading to a higher incidence of defaults.

Market risk arises from the cash flow characteristics of the ABS, which for most ABS tend to be predictable. The greatest variability in cash flows comes from credit performance, including the presence of wind-down or acceleration features designed to protect the investor in the event that credit losses in the portfolio rise well above expected levels.

Interest rate risk arises for the issuer from (x) the pricing terms on the underlying collateral, (y) the terms of the interest rate paid to holders of the ABS and (z) the need to mark to market the excess servicing or spread account proceeds carried on the issuing vehicle’s balance sheet. For the holder of the security, interest rate risk depends on the expected life of the ABS, which can depend on prepayments on the underlying assets or the occurrence of wind-down or termination events. If the servicer becomes subject to financial difficulty or otherwise ceases to be able to carry out its functions, it could be difficult to find other acceptable substitute servicers and cash flow disruptions or losses can occur, particularly with underlying collateral comprised of non-standard receivables or receivables originated by private retailers who collect many of the payments at their stores.

Structural and legal risks include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), a court having jurisdiction over the proceeding could determine that, because of the degree to which cash flows on the assets of the issuing vehicle potentially have been commingled with cash flows on the originator’s other assets (or similar reasons), (a) the assets of the issuing vehicle could be treated as never having been truly sold by the originator to the issuing vehicle and could be substantively consolidated with those of the originator, or (b) the transfer of such assets to the issuer could be voided as a fraudulent transfer. The time and expense related to a challenge of such a determination also could result in losses and/or delayed cash flows. In addition, investments in subordinated ABS involve greater credit risk of default than the senior classes of the issue or series. Default risks can be further pronounced in the case of ABS secured by, or evidencing an interest in, a relatively small or less diverse pool of underlying loans.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. One of the fundamental risks associated with the Fund’s investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s return to investors would be adversely impacted if an issuer of debt in which the Fund invests becomes unable to make such payments when due.

Although the Fund may make investments that the Adviser believes are secured by specific collateral, the value of which may initially exceed the principal amount of such investments or the Fund’s fair value of such investments, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. The Fund may also invest in leveraged loans, high yield securities, marketable and non-marketable common and preferred equity securities and other unsecured investments, each of which involves a higher degree of risk than senior secured loans. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of a senior lender, to the extent applicable. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In addition, loans may provide for payments-in-kind, which have a similar effect of deferring current cash payments. In such cases, an issuer’s ability to repay the principal of an investment may depend on a liquidity event or the long-term success of the company, the occurrence of which is uncertain.

With respect to the Fund’s investments in any number of credit products, if the borrower or issuer breaches any of the covenants or restrictions under the credit agreement that governs loans of such issuer or borrower, it could result in a default under the applicable indebtedness as well as the indebtedness held by the Fund. Such default may allow the creditors to accelerate the related debt and may result in the acceleration of any other debt to which a cross-acceleration or cross-default provision applies. This could result in an impairment or loss of the Fund’s investment or a pre-payment (in whole or in part) of the Fund’s investment.

Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or the continuation or worsening of the current (or any future) economic and financial market downturns and dislocations. As a result, companies that the Fund expected to be stable or improve may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or experience financial distress. In addition, exogenous factors such as fluctuations of the equity markets also could result in warrants and other equity securities or instruments owned by the Fund becoming worthless.

Private Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Credit Risk. The Fund may invest in “private credit,” which refers to the origination of a bilateral loan without a traditional bank intermediary connecting the borrower directly to the private lender. The Fund intends to obtain exposure to select less liquid or illiquid private credit investments, generally involving corporate borrowers, including through investments in pooled investment vehicles. However, the Fund will not invest more than 15% of its assets in entities that rely on Sections 3(c)(1) or 3(c)(7) of the 1940 Act, other than CLOs and other asset-backed issuers.

Typically, private credit investments are not traded in public markets and are illiquid, such that the Fund or an underlying fund may not be able to resell some of its holdings for extended periods, which may be several years, or at the price at which the underlying fund is valuing its investments. The Fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of an underlying fund or the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Fund’s or underlying fund’s private credit investment will often be leveraged, as a result of recapitalization transactions, and may not be rated by national credit rating agencies.

Investments In Real Estate And Mortgage Backed Securities Generally Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Real Estate and Mortgage-Backed Securities Generally. The Fund may invest in a variety of real estate-related investments. The value of real estate and real estate-related securities and other investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, bank liquidity, the availability of financing and by regulatory or governmentally imposed factors such as a zoning change, an increase in property taxes, the imposition of height or density limitations, the requirement that buildings be accessible to disabled persons, the requirement for environmental impact studies, the potential costs of remediation of environmental contamination or damage and the imposition of special fines to reduce traffic congestion or to provide for housing. Income from income-producing real estate may be adversely affected by general economic conditions, local conditions such as oversupply or reduction in demand for space in the area, competition from other available properties, and the owner provision of adequate maintenance and coverage by adequate insurance. Certain significant expenditures associated with real estate (such as mortgage payments (to the extent leveraged), real estate taxes and maintenance costs) have no relationship with, and thus do not diminish in proportion to, a reduction in income from the property. Reductions in value or cash flow could impair the Fund’s ability to make distributions to Shareholders, adversely impact its investment policy and reduce overall returns on investments.

If a borrower of loan secured by real estate defaults on such loan, it is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing such loan. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions, which often prolongs and complicates an already difficult and time-consuming process. In some states or other jurisdictions, foreclosure actions can take up to several years or more to conclude. During the foreclosure proceedings, a borrower may have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.

Risks Relating To Investments In CMBS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Investments in CMBS. The Fund may invest in mortgage-backed securities, including residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). The collateral underlying CMBS generally consists of commercial mortgages or real property that have a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels. CMBS have been issued in a variety of issuances, with varying structures including senior and subordinated classes. The commercial mortgages underlying CMBS generally have shorter maturities than residential mortgages, allow a substantial portion of the loan balance to be paid at maturity, commonly known as a “balloon payment,” and are usually non-recourse against the commercial borrower.

The prospect of full repayment of the commercial mortgage loans underlying CMBS depends on the ability of the commercial borrower to generate current income from its commercial property. The ability to generate current income from a commercial property is affected by a variety of factors. Such factors include differences in the management ability and track record of the commercial borrower, and geographic and/or industry concentration. Commercial borrowers may also lack the incentive to invest the funds necessary to maintain and attract tenants in the properties underlying the commercial mortgage loans to the extent the value of the mortgage exceeds the property value. Also, the likelihood of the commercial borrower repaying the commercial mortgage loan at maturity is heavily influenced by the commercial borrower’s ability to secure subsequent financing, which can be negatively impacted by a difficult credit environment.

Commercial borrowers have a variety of management and industry track records. There are many differences between commercial borrowers’ capital structures, prior and/or current debt obligations and management abilities. The successful generation of current income from a commercial borrower’s property will be heavily influenced by a commercial borrower’s ability to handle the relevant issues that are part of the commercial property management industry. A variety of ability levels will affect the successful generation of current income and, ultimately, the risk of default on a commercial borrower’s commercial mortgage loan. Differences in the management ability among commercial borrowers may have an impact on the capacity of a commercial borrower to repay fully its commercial mortgage underlying CMBS.

The value of CMBS is subject to risk from possible geographic and/or industry concentration. Certain geographic regions and/or industries may be more adversely affected from economic pressures when compared to other geographic regions and/or industries. A pool of CMBS backed by commercial mortgage loans with a substantial geographic and/or industry concentration will be more susceptible to the economic environment of such concentrated geographic regions and/or industries, and therefore could incur an increased loss in value.

Unlike residential mortgage loans, most commercial mortgage loans are not amortized over the loan term. Instead, with most commercial mortgage loans the bulk of the loan balance is payable at maturity with a one-time payment, commonly known as a “balloon payment.” Full satisfaction of the balloon payment by a commercial borrower is heavily dependent on the availability of subsequent financing. Usually, a commercial borrower will seek out another loan to satisfy the balloon payment on a commercial mortgage loan. Therefore, full satisfaction of a commercial mortgage loan will be affected by a commercial borrower’s access to credit. In certain situations, and during periods of credit distress, the unavailability of real estate financing may lead to default by a commercial borrower.

Commercial mortgage loans are usually non-recourse in nature. Therefore, if a commercial borrower defaults on the commercial mortgage loan underlying CMBS, then the options for financial recovery are limited in nature. In the event of default, the lender will have no right to assets beyond collateral attached to the commercial mortgage loan. In certain instances, a negotiated settlement or an amendment to the terms of the commercial mortgage loan are the only options before an ultimate foreclosure on the commercial property. Foreclosure is costly and often protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial mortgage loan. While real estate fundamentals are improving, the level of commercial mortgage loan defaults remains significant and market values of the underlying commercial real estate remain distressed in many cases. It has also become increasingly difficult for lenders to dispose of foreclosed commercial real estate without incurring substantial investment losses, and ultimately leading to a decline in the value of CMBS. There can be no guarantee that the Fund’s investments in CMBS will not be adversely affected by such risks.

Investments in CMBS are also subject to various risks and uncertainties, including credit, market, interest rate, structural and legal risks. These risks may be magnified by the continued volatility in the credit and commercial real estate markets. The investment characteristics of CMBS differ from traditional debt securities in a number of respects, and are similar to the characteristics of structured credit products in which investors participate through a trust or other similar conduit arrangement. As noted above, commercial mortgage loans are obligations of the borrowers thereunder and are not typically insured or guaranteed by any other person or entity. While the Fund intends to vigorously analyze and underwrite its CMBS investments from a fundamental real estate perspective, defaults by the underlying borrowers may require a substantial amount of workout negotiations and/or restructurings and may trigger foreclosure actions, which can be lengthy and time-consuming process. There can be no assurance that underwriting practices will yield their desired results, and there can be no assurance that the Fund will be able to effectively achieve its investment objective or that projected returns will be achieved. Furthermore, each investor should be prepared to bear the economic risk of the investment for an indefinite period of time.

In addition to investing in pools or tranches of CMBS, the Fund may in certain circumstances invest in CMBS relating to a single issuer or a handful of issuers, which involves a high degree of concentrated risk with no certainty of any return of capital. These risks may be further pronounced in cases where the CMBS is secured by a relatively small or less diverse pool of underlying loans or real estate assets. Certain geographic regions and/or industries may be more adversely affected from economic pressures when compared to other geographic regions and/or industries. A pool of CMBS backed by commercial mortgage loans with a substantial geographic and/or industry concentration will be more susceptible to the economic environment of such concentrated geographic regions and/or industries, and therefore could incur an increased loss in value.

The Fund may invest in a wide range of mezzanine loans and pools or tranches of CMBS comprised of securities that are subordinated or otherwise junior in an issuer’s capital structure. Investments in subordinated CMBS and real estate-related obligations may be characterized by greater credit risks than those associated with the senior obligations of such issuance or series. Subordinated or junior tranches in an issuer’s capital structure absorb losses from default before other more senior tranches to which such junior tranches are subordinate. Adverse changes in the financial condition of an issuer, general economic conditions, or both may impair the ability of such issuer to make payments on the subordinated securities and result in defaults on such securities more quickly than in the case of the senior obligations of such issuer. In addition, subordinated or junior tranches in an issuer’s capital structure absorb losses from default before other more senior tranches to which such junior tranches are subordinate. As a result, to the extent the Fund invests in subordinate pools or tranches of CMBS, the Fund would potentially receive payments or interest distributions after, and must bear the effects of losses or defaults on the underlying mortgage loans before, the holders of other more senior tranches of CMBS. In addition, the ability of the Fund to influence an issuer’s affairs is likely to be substantially less than that of senior creditors.

Risks Relating To Investments In RMBS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Investments in RMBS. The Fund expects to invest certain of its assets in RMBS and become holders of RMBS. Holders of RMBS bear various risks, including credit, market, interest rate, structural and legal risks. RMBS represent interests in pools of residential mortgage loans secured by residential mortgage loans. Such loans may be prepaid at any time. Residential mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity, although such loans can be securitized and the securities issued in such securitization could be guaranteed or credit enhanced. The rate of defaults and losses on residential mortgage loans will be affected by a number of factors, including general economic conditions and those in the area where the related mortgaged property is located, the borrower’s equity in the mortgaged property and the financial circumstances of the borrower. If a residential mortgage loan is in default, foreclosure of such residential mortgage loan can be a lengthy and difficult process, and often involves significant expenses. Furthermore, the market for defaulted residential mortgage loans or foreclosed properties could be very limited.

At any one time, a portfolio of RMBS could be backed by residential mortgage loans with disproportionately large aggregate principal amounts secured by properties in only a few states or regions. As a result, the residential mortgage loans tend to be more susceptible to geographic risks relating to such areas, such as adverse economic conditions, adverse events affecting industries located in such areas and natural hazards affecting such areas, than would be the case for a pool of mortgage loans having more diverse property locations. In addition, the residential mortgage loans could include so-called “Jumbo” mortgage loans, having original principal balances that are higher than is generally the case for residential mortgage loans. As a result, such portfolio of RMBS could experience increased losses.

Each underlying residential mortgage loan in an issue of RMBS could have a balloon payment due on its maturity date. Balloon residential mortgage loans involve a greater risk to a lender than self-amortizing loans, because the ability of a borrower to pay such amount will normally depend on its ability to obtain refinancing of the related mortgage loan or sell the related mortgaged property at a price sufficient to permit the borrower to make the balloon payment, which will depend on a number of factors prevailing at the time such refinancing or sale is required, including the strength of the residential real estate markets, tax laws, the financial situation and operating history of the underlying property, interest rates and general economic conditions. If the borrower is unable to make such balloon payment, the related issue of RMBS could experience losses.

Prepayments on the underlying residential mortgage loans in an issue of RMBS will be influenced by the prepayment provisions of the related mortgage notes and will also be affected by a variety of economic, geographic and other factors, including the difference between the interest rates on the underlying residential mortgage loans (giving consideration to the cost of refinancing) and prevailing mortgage rates and the availability of refinancing. In general, if prevailing interest rates fall significantly below the interest rates on the related residential mortgage loans, the rate of prepayment on the underlying residential mortgage loans would be expected to increase. Conversely, if prevailing interest rates rise to a level significantly above the interest rates on the related mortgages, the rate of prepayment would be expected to decrease. Prepayments could reduce the yield received on the related issue of RMBS.

Residential mortgage loans in an issue of RMBS can be subject to various federal and state laws, public policies and principles of equity that protect consumers, which among other things can regulate interest rates and other charges, require certain disclosures, require licensing of originators, prohibit discriminatory lending practices, regulate the use of consumer credit information and regulate debt collection practices. Violation of certain provisions of these laws, public policies and principles can limit the servicer’s ability to collect all or part of the principal of or interest on a residential mortgage loan, entitle the borrower to a refund of amounts previously paid by it, and/or subject the servicer to damages and sanctions. Any such violation could result also in cash flow delays and losses on the related issue of RMBS.

RMBS sometimes have structural characteristics that distinguish them from other ABS. The rate of interest payable on RMBS could be set or effectively capped at the weighted average net coupon of the underlying mortgage loans themselves. As a result of this cap, the return to investors is dependent on the relative timing and rate of delinquencies and prepayments of mortgage loans bearing a higher rate of interest. In general, early prepayments will have a greater impact on the yield to investors. Federal and state law can also affect the return to investors by capping the interest rates payable by certain mortgagors. In addition, certain RMBS could provide for the payment of only interest for a stated period of time.

In addition, structural and legal risks of RMBS include the possibility that, in a bankruptcy or similar proceeding involving the originator or the servicer (often the same entity or affiliates), the assets of the issuer could be treated as never having been truly sold by the originator to the issuer and could be substantively consolidated with those of the originator, or the transfer of such assets to the issuer could be voided as a fraudulent transfer. Challenges based on such doctrines could result also in cash flow delays and losses on the related issue of RMBS.

It is not expected that RMBS will be guaranteed or insured by any governmental agency or instrumentality or by any other person, although the Fund will be permitted to invest in direct obligations of, or obligations that are fully guaranteed as to principal and interest by, the United States or certain instrumentalities thereof. Distributions on RMBS will depend solely upon the amount and timing of payments and other collections on the related underlying mortgage loans.

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Structured Products. The Fund may invest in structured products, including pools of mortgages, loans and other real estate-related interests. These investments may include debt securities issued by a private investment fund that invests, on a leveraged basis, in bank loans, high-yield debt or other asset groups, as well as certificates issued by a structured investment vehicle that holds pools of commercial mortgage loans, as well as synthetic mortgage-backed securities (“MBS”) in the form of credit default swaps (e.g., CMBX). MBS may include swaps for which the reference obligation is an MBS or related index, such as the CMBX Index (a tradeable index referencing a basket of CMBS), the TRX Index (a tradeable index referencing total return swaps based on CMBS) or the ABX Index (a tradeable index referencing a basket of sub-prime MBS). The Fund’s investments in structured products will be subject to a number of risks, including risks related to the fact that the structured products will be leveraged. Utilization of leverage is a speculative investment technique and will generally magnify the opportunities for gain and risk of loss borne by an investor in the subordinated debt securities issued by a structured product. Many structured products contain covenants designed to protect the providers of debt financing to such structured products. A failure to satisfy those covenants could result in the untimely liquidation of the structured product and a complete loss of the Fund’s investment therein. In addition, if the particular structured product is invested in a security in which the Fund is also invested, this would tend to increase the Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis.

The performance of a particular structured product will be affected by a variety of factors, including its priority in the capital structure of the issuer, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets.

The risks associated with structured products involve the risk of loss of principal due to market movement. In addition, investments in structured products can be illiquid in nature, with no readily available secondary market. Because they are linked to their underlying markets or instruments, investments in structured products generally are subject to all of the risks associated with an investment in those underlying markets or instruments and subject to greater volatility than an investment directly in the underlying market or instrument. These risks include the possibility of a default by, or bankruptcy of, the issuers of such assets or a claim that the pledging of collateral to secure any such asset constituted a fraudulent conveyance or preferential transfer that can be subordinated to the rights of other creditors of the issuer of such asset or nullified under applicable law. Any such structured products may include one or more underlying issuers that are portfolio companies of one or more of Other Oaktree Funds, which may give rise to certain conflicts of interest. (See also “Potential Conflicts of Interest” below). Total return on a structured product is derived by linking the return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which the Fund will potentially invest might involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. The Fund could invest in a class or tranche of structured products that is either subordinated or unsubordinated to the right of payment of another class or tranche. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products.

Certain issuers of structured products could be deemed to be “investment companies” as defined in the Investment Company Act. As a result, the Fund’s investments in these structured products could be limited by the restrictions contained in the Investment Company Act. Structured products are typically sold in private placement transactions, and there is no guarantee that there will be an active trading market for structured products.

Collateralized Loan Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collateralized Loan Obligations. The Fund may invest in pools and/or tranches of Collateralized Loan Obligation (“CLO”) products (including “equity” or residual tranches) and other securitizations, which are generally limited recourse obligations of the issuer payable solely from the underlying assets of the issuer or proceeds thereof. Consequently, holders of equity or other securities issued by these issuers must rely solely on distributions on its underlying assets or proceeds thereof for payment in respect thereof. CLOs may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The underlying assets of issuers of CLOs may include, without limitation, broadly-syndicated leverage loans, middle-market bank loans, collateralized debt obligation (“CDO”) debt tranches, trust preferred securities, insurance surplus notes, asset-backed securities, mortgages, REITs, high-yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks. The aggregate return on CLO equity securities will depend in part upon the ability of each investment manager to actively manage the related portfolio of the assets of such issuers of CLOs.

The Fund’s investment strategy with respect to certain types of investments may be based, in part, upon the premise that certain investments (either held directly or through a CLO) that are otherwise performing may from time to time be available for purchase by the Fund at “undervalued” prices. Purchasing interests at what may appear to be “undervalued” or “discounted” levels is no guarantee that these investments will generate attractive risk-adjusted returns to the Fund or will not be subject to further reductions in value. No assurance can be given that investments can be acquired or realized at favorable prices or that the market for such interests will continue to improve since this depends, in part, upon events and factors outside the control of Oaktree. In addition, there can be no assurance that current market conditions may not deteriorate, which could have a materially adverse effect on the assets of the Fund. Actual or perceived trends in real estate or debt markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.

Investments In Real Estate Debt Structural Considerations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Real Estate Debt; Structural Considerations. The Fund may invest in a variety of real estate-related debt investments. In addition to the risks of borrower default (including loss of principal and nonpayment of interest) and the risks associated with real property investments, the Fund will be subject to a variety of risks in connection with such debt investments, including the risks of illiquidity, lack of control, mismanagement or decline in value of collateral, contested foreclosures, bankruptcy of the debtor, claims for lender liability, violations of usury laws and the imposition of common law or statutory restrictions on the Fund’s exercise of contractual remedies for defaults of such investments.

The debt securities and instruments in which the Fund is permitted to invest include secured or unsecured debt at various levels of an issuer’s capital structure. As part of the Fund’s investment strategy, the Fund can invest in a range of mezzanine, junior tranches of debt securities in an issuer’s capital structure and pools or tranches of CMBS comprised of securities that are subordinated or otherwise junior in an issuer’s capital structure. To the extent the Fund invests in unsecured or relatively junior debt securities in an issuer’s capital structure, such investments may be subordinated to substantial amounts of senior indebtedness. Investments in subordinated debt securities involve greater credit risk of default than the more senior classes of such issuance or series. Subordinated or junior tranches in an issuer’s capital structure absorb losses from default before other more senior tranches to which such junior tranches are subordinate. As a result, to the extent the Fund invests in such debt, the Fund would potentially receive payments or interest distributions after, and must bear the effects of losses or defaults on the underlying mortgage loans before, the holders of other more senior tranches of debt.

In addition, the ability of the Fund to influence an issuer’s affairs is likely to be substantially less than that of senior creditors. Mezzanine and B-note loans are typically subject to intercreditor arrangements, the provisions of which may prohibit or restrict the ability of the holder of a mezzanine or B-note loan to (i) exercise remedies against the collateral with respect to their loans, (ii) challenge any exercise of remedies against the collateral by the first-lien lenders with respect to their first liens, (iii) challenge the enforceability or priority of the first liens on the collateral, and (iv) exercise certain other secured creditor rights, both before and during a bankruptcy of the borrower. Accordingly, the ability of the Fund to influence an obligor’s affairs, especially during periods of financial distress or following an insolvency, is likely to be substantially less than that of a senior creditor. For example, under terms of intercreditor agreements, senior creditors will typically be able to restrict the exercise by the Fund of its rights as a creditor. Accordingly, the Fund may not be able to take the steps necessary to protect its investments in a timely manner or at all.

Further, unlike mortgage financings in which a lender makes a loan to a property owner in exchange for a security interest in the underlying real property, real estate mezzanine financing is generally made to a direct or indirect parent of the property owner in exchange for a direct or indirect pledge of the equity interest in the property owner. The parent of the property owner is commonly set up as a single purpose entity intended to be a “bankruptcy remote” entity which owns only the equity interest in the property owner. In such a circumstance, the Fund’s remedies in the event of non-performance would include foreclosure on the equity interests pledged by the parent of such property. While the foreclosure process on such equity interests is generally faster and less cumbersome than foreclosure on real property, such foreclosure process may nevertheless involve the risks discussed in the preceding paragraph. Furthermore, such mezzanine financing may involve multiple levels of mezzanine loans to multiple levels of mezzanine borrowers (each pledging its equity interest in the borrower under the more senior financing as collateral), and therefore the Fund’s investments may be negatively affected by separate levels of mezzanine financing. There can also be no guarantee that in such circumstances the Fund will be able to negotiate favorable intercreditor rights between itself as mezzanine lender and the senior lenders. In order to realize on its collateral, a mezzanine lender may need to repay the mezzanine borrower’s indebtedness to more senior lenders to which the assets of such borrower or its subsidiaries are pledged. In addition, in the event of a foreclosure, a mezzanine lender risks becoming the equity owner of a company or other legal entity with substantial liabilities which could exceed the value of its assets.

The debt securities and instruments in which the Fund may invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency. Debt investments are also subject to other creditor risks, including (a) the possible invalidation of an investment transaction as a “fraudulent conveyance” under relevant creditors’ rights laws, (b) so-called lender liability claims by the issuer of the obligations and (c) environmental liabilities that may arise with respect to collateral securing the obligations. The Fund’s investments may be subject to early redemption features, refinancing options, pre-payment options or similar provisions which, in each case, could result in the issuer repaying the principal on an obligation held by the Fund earlier than expected and thereby limiting the amount of income earned by the Fund from such investments. In addition, depending on fluctuations of the equity markets and other factors, warrants and other equity securities received by the Fund may become worthless.

Mortgage And Mezzanine Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage and Mezzanine Investments. The Fund may originate, participate in and/or acquire real estate loans that are non-recourse to the borrower. Mortgage investments have special inherent risks relative to collateral value. To the extent the Fund makes or acquires subordinated or “mezzanine” debt investments, the Fund does not anticipate having absolute control over the underlying collateral as the Fund will be dependent upon third-party borrowers and agents and will have rights that are subordinate to those of senior lenders. In certain circumstances, the Fund’s loans may not be secured by a mortgage, but instead by partnership interests or other collateral that may provide weaker rights than a mortgage. In any case, in the event of default, the Fund’s source of repayment will be limited to the value of the collateral and may be subordinate to other lienholders. The collateral value of the property may be less than the outstanding amount of the Fund’s investment. In cases in which the Fund’s collateral consists of partnership or similar interests, the Fund’s rights and level of security may be less than if it held a mortgage loan. Returns on an investment of this type depend on the borrower’s ability to make required payments and, in the event of default, the ability of the loan’s servicer to foreclose and liquidate the mortgage loan.

Loan Investment Activities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Investment Activities. The Fund may invest in debt or equity financing, which involves originating and making loans to, and making debt and equity investments in, a portfolio of ABF Investments sourced through the networks of the Adviser. The Fund is expected to invest in debt or equity financing. If the Fund engages in such activities, the Fund will be subject to applicable laws in each jurisdiction in which such activities take place. Such laws are frequently highly complex and may include licensing requirements. The licensing processes can be lengthy and can be expected to subject a loan investor to increased regulatory oversight. In some instances the process for obtaining a required license or exception certificate may require disclosure to regulators or to the public of information about the Fund, its direct or indirect investors, its loans, its business activities, its management or controlling persons or other matters. Such disclosures may provide competitors with information that allows them to benefit at the expense of the Fund, which could have a material adverse effect on the Fund. Failure, even if unintentional, to comply fully with applicable laws may result in sanctions, fines, or limitations on the ability of the Fund, Oaktree or affiliates of the foregoing to do business in the relevant jurisdiction or to procure required licenses in other jurisdictions, all of which could have a material adverse effect on the Fund.

The market for investing in debt at initial issuance and equity financing is highly competitive, and the Fund may be unable to compete effectively with other market participants for such opportunities. The Fund may compete for opportunities with public and private investment funds, commercial and investment banks and commercial finance companies. In general, the corporate, non-mortgage debt and equity origination markets present relatively low barriers to entry, and significant competition is likely.

Many current and potential competitors in the debt and equity origination business are much larger than the Fund’s expected size and, accordingly, have far greater financial, technical, marketing and other resources. The Fund will be subject to various elements of competition, including interest rates and financing costs; origination standards; convenience; customer service; the size, term and seniority of financing arrangements; and marketing and distribution channels. Price pressure from competitors may cause the Fund to lower the interest rates that it charges borrowers, which consequently may lower the value of the Fund’s loans. Further, if competitors adopt less stringent loan investment standards in order to maintain their loan investment volume, the Fund may elect to do so as well. If the Fund adopts less stringent loan investment standards, the Fund will bear increased risk for each loan invested in under such less stringent standards, which may not be compensated by an increase in price. Alternatively, the Fund may determine not to adopt less stringent standards in this competitive environment, which decision may result in a loss of market share. Increased pressure on pricing and loan investment opportunities likely would reduce the volume and quality of the Fund’s loan investment activity and materially adversely affect the Fund. In particular, from time to time there may be influxes of capital directed at lending to smaller borrowers, which may result in a tendency by the highest quality borrowers to borrow from sources other than the Fund such that the Fund’s loan investment opportunities and its eventual portfolio include a disproportionate number of lower quality borrowers or issuers, exacerbating some of the risks outlined here.

Some competitors may have higher risk tolerances or different risk assessments than the Fund, thereby allowing such competitors to achieve a broad diversification of investments and to establish more relationships than the Fund. Some competitors may have a lower cost of funds and access to more stable funding sources that are not available to the Fund. These competitive pressures could have a material adverse effect on the Fund.

When it invests in a loan at initial issuance, the Fund expects to rely significantly upon representations made by the borrower. There can be no assurance that such representations are accurate or complete, or that any due diligence would identify any misrepresentation or omission. Any misrepresentation or omission by a borrower may adversely affect the valuation of the collateral underlying the loan, or may adversely affect the ability of the Fund to perfect or foreclose on a lien on the collateral securing the loan, or may result in liability of the Fund to a subsequent purchaser of the loan.

Additionally, under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

Loans And Other Debt Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Loans and Other Debt Instruments. The Fund’s investment program may include investments in significant amounts of loans or other debt instruments (which may include mortgages and loans secured by real estate) and participations in loans by way of syndication or otherwise. These obligations are subject to unique risks, including (a) the possible invalidation of investment transactions as fraudulent conveyances or preferential payments under relevant creditors’ rights and bankruptcy laws or the subordination of claims under so-called “equitable subordination” common law principles, (b) so-called lender liability claims by the issuer of the obligations, (c) environmental liabilities that may arise with respect to collateral securing the obligations and (d) limitations on the ability of the Fund to directly enforce its rights with respect to participations. In analyzing each bank loan or other debt instrument, the Portfolio Manager(s) compares the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks, absent certain conduct by the Adviser, Oaktree, their respective affiliates and certain other individuals, will be borne by the Fund. In addition, the settlement process for the purchase of bank loans can take significantly longer than the timeframes established by the Loan Syndications & Trading Association and comparable non-U.S. bodies. The longer a trade is outstanding between the counterparties, the greater the risk of additional operational and settlement issues and the potential for the Fund’s counterparty to fail to perform.

If the Fund purchases a participation, the Fund will not have established any direct contractual relationship with the borrower. The Fund will be required to rely on the lender or the participant that sold the participation not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of payments due to the Fund under the participation. The Fund will thus be subject to the credit risk of both the borrower and the selling lender or participant. Because it may be necessary to assert through the selling lender or participant such rights as may exist against the borrower, in the event the borrower fails to pay principal and interest when due, such assertion of rights against the borrower may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights against the borrower directly.

Non Performing Loans And Foreclosure Proceedings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Performing Loans and Foreclosure Proceedings. Debt investments (including real estate loans) by the Fund may be at the time of their acquisition, or may become after origination, participation or acquisition, non-performing for a wide variety of reasons, many of which are outside the control of the Adviser, the Fund or their affiliates. Non-performing real estate loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of the principal of such loans. To the extent that the Fund purchases partial interests in non-performing loans, the Fund may not have control over the workout process or the management of the real estate assets after such a workout.

The Adviser may find it necessary or desirable to foreclose on collateral securing one or more real estate loans purchased or originated by the Fund. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. In some states, foreclosure actions can take up to several years or more to conclude. At any time during the foreclosure proceedings, the borrower may file for bankruptcy, staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.

Prepayment Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment Rates. Early repayment of loans originated or acquired by the Fund may adversely affect the value of the Fund’s investment portfolio.

Prepayment on the Fund’s investments, where contractually permitted, will be influenced by changes in the performance of underlying real estate assets and a variety of economic, geographic and other factors beyond the Fund’s control. The Fund is permitted to invest in loans and other assets secured or, in the case of certain assets (including mezzanine loans and preferred equity), supported by transitional real estate assets. Significant improvement in the performance of such assets may result in prepayments as other, less expensive or restrictive financing alternatives become available to the borrower. Consequently, prepayment rates cannot be predicted with certainty, and no strategy can completely insulate the Fund from increases in such rates. Furthermore, the Fund is permitted to acquire debt at a discount or premium, and the Fund’s anticipated yield on such assets would be impacted if such debt is prepaid more quickly than anticipated. Under certain prepayment scenarios, the Fund may fail to recoup fully the cost of its investment. While the Fund may be entitled to fees upon prepayment, such fees may not adequately compensate the Fund as the functional equivalent of a “make whole” payment. Furthermore, the Fund may not be able to structure future investments to impose a make whole obligation upon a borrower in the case of an early prepayment.

Underlying Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Default Risks. To the extent underlying default rates with respect to the debt securities or instruments in which the Fund invests occur or otherwise increase, the performance of the Fund’s investments may be adversely affected and the risk of loss and foreclosure would be expected to increase. The rate of defaults and losses on real estate-related debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the underlying properties are located, the commercial real estate market in general, the borrower’s equity and the financial circumstances of the borrower. A decline in the global or U.S. real estate markets (or any particular sub-market thereof) may result in higher delinquencies, defaults or foreclosures as borrowers may not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which may adversely affect the performance of the Fund’s investments and give rise to potential conflicts of interest.

Unsecured Loans And Collateral Impairment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Loans and Collateral Impairment. In the event of a default by a borrower, the Fund might not receive payments to which it is entitled and thereby could experience a decline in the value of its investments in the borrower. If the Fund invests in debt that is not secured by collateral, in the event of such default, the Fund will have only an unsecured claim against the borrower. In the case of second lien loans that are secured by collateral, while Oaktree generally expects the value of the collateral to be greater than the value of such secured second lien loans, the value of the collateral may actually be equal to or less than the value of such second lien loans or may decline below the outstanding amount of such second lien loans subsequent to the Fund’s investment. The ability of the Fund to have access to the collateral may be limited by bankruptcy and other insolvency laws. Under certain circumstances, the collateral may be released with the consent of the lenders or pursuant to the terms of the underlying loan agreement with the borrower. There is no assurance that the liquidation of the collateral securing a loan would occur in a timely fashion or would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, the Fund might not receive full payment on a secured loan investment to which it is entitled and thereby may experience a decline in the value of, or a loss on, the investment.

Nature Of Loan Priority And Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Loan Priority and Security. The Fund’s assets may include loans that are secured by a fixed or floating lien on some or substantially all of a borrower’s assets. Although secured loans are generally senior in priority, there are many factors that may impact the security, placement and priority of secured loans in the overall capital structure of the borrower.

Unsecured creditors may, in certain cases, have priority over the claims of secured creditors. Additionally, the Fund’s investments in secured loans may be unperfected for a variety of reasons, including the failure to make required filings or renew required filings prior to expiration thereof and, as a result, the Fund may not have priority over other creditors as anticipated. To the extent that the Fund’s debt investments are only secured by specific assets, the Fund’s claim will not have priority over the claims of unsecured creditors on the borrower’s other assets. Furthermore, in the event of non-payment of interest or principal of a loan, or other default resulting in an exercise of lender rights, there is no guarantee that the collateral can be readily liquidated or that the liquidation of such collateral would satisfy all of the borrower’s obligations under the loan documents.

The Fund may not hold all or even a majority of a secured credit facility. Loan documentation typically requires a majority consent or, in certain cases, unanimous approval for certain actions in respect of the loans, including waivers, amendments or the exercise of remedies. Further, in a bankruptcy, voting to accept or reject the terms of a restructuring of a credit pursuant to a chapter 11 plan of reorganization is done on a class basis. As a result of the voting systems in place both before and during a bankruptcy, the Fund may not have the ability to control decisions in respect of certain amendment, waiver, consent, asset sale, debt incurrence, lien release, exercise of remedies, subordination of payment or lien priority, restructuring or reorganization of debts owed to the Fund.

Many secured credit loan documents contain provisions allowing the borrower to increase borrowing capacity under such credit facilities and/or incur additional debt outside of such credit facilities, which could dilute the value of the collateral securing such borrowing and increase the risk that the Fund’s loans would be undersecured. The loan documents may also allow the borrower to sell or otherwise transfer assets outside of the collateral package (and cause the release of liens thereon), which could result in reduction of enterprise value of the borrower and/or increase the risk that the Fund’s loans would be undersecured.

In certain cases, the borrower and a majority (or other requisite subset of lenders) may also agree to amend the loan documents to permit certain actions that may be adverse to the interests of the Fund, in each case, without the Fund’s consent. These actions may include, without limitation, (i) the sale or other transfer of material assets outside of the collateral package securing the Fund’s loans, (ii) the release of liens on such material assets, (iii) an increase to debt incurrence capacity, (iv) the incurrence of superpriority debt, or (v) the subordination of payment and/or lien priority of any existing loans, including the Fund’s loans. Furthermore, in the event of a filing by an issuer under chapter 11 of the Bankruptcy Code, the borrower is authorized to obtain additional financing by granting creditors a superpriority lien on its assets, senior even to liens that were first in priority prior to the filing, as long as the borrower provides “adequate protection” (as determined by the presiding bankruptcy judge) that may consist of the grant of replacement or additional liens or the making of cash payments to the affected secured creditor (the foregoing and other similar actions, collectively, the “Specified Actions”). The transfer of material assets outside of the collateral package, incurrence of additional indebtedness, subordination of payment and/or lien priority on the Fund’s collateral, both before or in a bankruptcy would adversely affect the priority of the liens and claims held by the Fund and could adversely affect the Fund’s recovery on its debt investments.

In other circumstances, the Fund may lead and/or participate in the subset of lenders taking one or more Specified Actions, which may adversely affect the priority of liens and claims held by the non-participating lenders or claimholders, adversely affect the recovery of their investments, or otherwise have an adverse effect on their interests or claims. The Fund may be subject to litigation in connection with its participation in Specified Actions. The outcome of such proceedings may materially adversely affect the value of the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and allocation of resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.

Non North American Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-North American Investments. Certain non-North American investments involve risks and special considerations not typically associated with U.S. and other North American investments. Such risks include (a) the risk of nationalization or expropriation of assets or confiscatory taxation, (b) social, economic and political uncertainty, including war and revolution, (c) dependence on exports and the corresponding importance of international trade, (d) differences between U.S. and non-U.S. markets, including price fluctuations, market volatility, less liquidity and smaller capitalization of securities markets, (e) currency exchange rate fluctuations, (f) rates of inflation, (g) controls on, and changes in controls on, non-U.S. investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars, (h) governmental involvement in and control over the economies, (i) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies, (j) differences in auditing and financial reporting standards that may result in the unavailability of material information about issuers, (k) less extensive regulation of the securities markets, (l) longer settlement periods for securities transactions, (m) less developed corporate laws regarding fiduciary duties and the protection of investors, (n) less reliable judicial systems to enforce contracts and applicable law, (o) certain considerations regarding the maintenance of the Fund’s portfolio securities and cash with non-U.S. sub-custodians and securities depositories, (p) the possible imposition of non-U.S. taxes on income and gains recognized, or gross proceeds received, with respect to such non-U.S. investments, (q) restrictions and prohibitions on ownership of property by non-U.S. entities and changes in laws relating thereto, (r) additional administrative burdens as a result of local legal requirements and (s) crime, corruption, terrorism, political unrest and war. The Fund may be adversely affected by the foregoing events, or by future adverse developments in global or regional economic conditions or in the financial or credit markets.

Investments In Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Emerging Markets. While such investments will not be the focus of the Fund, the Fund may potentially make investments in emerging markets, which would involve additional risks and special considerations not typically associated with investing in more established economies or markets. In addition to the considerations set forth above in “Non-North American Investments,” in emerging markets, there may be less government supervision and regulation of business and industry practices, stock exchanges, over-the-counter markets, brokers, dealers and issuers than in other more established countries. Whatever supervision is in place may be subject to manipulation or control. While some emerging market countries have mature legal systems comparable to those of more developed countries, many do not, including in relation to bankruptcy laws, and such systems may be subject to corruption. Moreover, the process of legal and regulatory reform may not be proceeding at the same pace as market developments that could result in investment risk. Legislation to safeguard the rights of private ownership may not yet be in place in certain areas, and there may be the risk of conflict among local, regional and national requirements. In certain cases, the laws and regulations governing investments in securities may not exist or may be subject to inconsistent or arbitrary application or interpretation. Both the independence of judicial systems and their immunity from economic, political or nationalistic influences remain largely untested in many countries. The Fund could also encounter difficulties in pursuing legal remedies or in obtaining and enforcing judgments in non-U.S. courts.

In addition, emerging market economies have been and may continue to be adversely affected by economic conditions in the developed countries with which they trade. The interrelatedness of the global economy, particularly with respect to emerging market countries, has deepened in recent decades, with the effect that economic difficulties in one country often spread throughout a region. The Fund could potentially not be capable of, or successful at, effectively managing the risks presented by such developments and therefore may be unable to preserve the value of its assets or generate positive investment returns. In addition, the economies of individual emerging market countries may differ favorably or unfavorably from those of developed countries in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Interest rates and general levels of economic activity may affect the value and number of investments made by the Fund or considered for prospective investment.

Restrictions On Non U.S. Investments And Repatriation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Non-U.S. Investments and Repatriation. Non-U.S. investment in the securities of issuers in certain nations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude non-U.S. investment in issuers in such nations and increase the costs and expenses of the Fund. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by non-U.S. investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on, or altogether change its restrictions on, non-U.S. capital remittances abroad. In response to sovereign debt or currency crises, for example, certain governments have enacted legislation that imposes restrictions on the inflow and outflow of non-U.S. currency into and from the country. These restrictions may adversely affect the ability of the Fund to source investments or repatriate investment proceeds. Repatriation of capital was particularly a problem during the sovereign debt and currency crises of the 1990s and continues to be a problem today in certain countries. Even where capital controls do not prohibit remittances abroad, the repatriation of proceeds from investment dispositions may require the procurement of a substantial number of regulatory consents, certificates and approvals, including licenses for the Fund and clearance certificates from tax or monetary authorities. Obtaining such approvals or licenses may be difficult, expensive and time-consuming and may depend on political or other factors outside the Fund’s control. Finally, repatriation of income from and investments in entities that are organized or domiciled in non-U.S. countries may be affected adversely by local withholding and other non-U.S. tax requirements. The foregoing requirements and restrictions may adversely affect the ability of the Fund to source investments or repatriate investment proceeds, and there can be no assurance that the Fund will be permitted to repatriate capital or profits, if any, from the non-U.S. jurisdictions in which it invests.

Below Investment Grade High Yield Or Junk Bond Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade (High-Yield or “Junk Bond”) Securities. Selection and supervision of high-yield securities, by the Adviser, involves continuous analysis of individual issuers, general business conditions and other factors which may be too time-consuming or too costly for the average investor. The furnishing of these services does not, of course, guarantee successful results. The Adviser’s analysis of issuers includes, among other things, historic and current financial conditions, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical costs, strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations. Analysis of general conditions and other factors may include anticipated changes in economic activity and interest rates, the availability of new investment opportunities and the economic outlook for specific industries.

The ratings of Moody’s, S&P and the other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations.

While the Adviser considers as one factor in its credit analysis the ratings assigned by the rating services, the Adviser performs its own independent credit analysis of issuers and, consequently, the Fund may invest, without limit, in unrated securities. As a result, the Fund’s ability to achieve its investment objective may depend to a greater extent on the Adviser’s own credit analysis than investment companies which invest in investment grade securities. The Fund may continue to hold securities that are downgraded after the Fund purchases them and will sell such securities only if, in the Adviser’s judgment, it is advantageous to sell such securities. Investments in high-yield securities generally provide greater income and increased opportunity for capital appreciation than investments in investment grade fixed income securities, but they also typically entail greater price volatility and principal and income risk, including the possibility of issuer default and bankruptcy. High-yield securities are regarded as being predominantly speculative as to the issuer’s ability to make repayments of principal and payments of interest. Investment in such securities involves substantial risk. Issuers of high-yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high-yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. Therefore, there can be no assurance that in the future there will not exist a higher default rate relative to the rates currently existing in the high-yield market. If an issuer of high-yield securities defaults, in addition to risking non-payment of all or a portion of interest and principal, the Fund may incur additional expenses to seek recovery. The market prices of high-yield securities structured as zero-coupon, step-up or payment-in-kind securities will normally be affected to a greater extent by interest rate changes, and therefore tend to be more volatile than the prices of securities that pay interest currently and in cash. The high-yield securities in which the Fund may invest do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

High-yield securities tend to be more volatile than investment grade fixed income securities, so that adverse events may have a greater impact on the prices of high-yield securities than on investment grade fixed income securities. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund’s net asset value.

Like investment grade fixed income securities, high-yield securities are generally purchased and sold through dealers who make a market in such securities for their own accounts. There are fewer dealers, however, in the high-yield market, and thus the market may be less liquid than the market for investment grade fixed income securities, even under normal economic conditions. In addition, there may be significant disparities in the prices quoted for high-yield securities by various dealers and the spread between the bid and asked price is generally much larger than for investment grade securities. As a result, the Fund may experience difficulty acquiring appropriate high-yield securities for investment.

Adverse conditions and investor perceptions thereof (whether or not based on economic fundamentals) may impair liquidity in the high-yield market and may cause the prices the Fund receives for its high-yield securities to be reduced. In addition, the Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgment may play a greater role in valuing certain of the Fund’s portfolio securities than in the case of securities trading in a more liquid market. In addition, the Fund may incur additional expenses if it is forced to seek recovery upon a default of a portfolio holding or if it participates in the restructuring of the obligation.

The risk of loss due to default by an issuer is significantly greater for the holders of junk bonds because such securities are often unsecured and subordinated to other creditors of the issuer. In addition, junk bonds may have call or redemption features that permit an issuer to repurchase the securities from the Fund. If a call were to be exercised by an issuer during a period of declining interest rates, the Fund would likely have to replace such called securities with lower yielding securities, thereby decreasing the net investment income to the Fund and dividends to Shareholders.

The high-yield securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles or trusts that hold interests in high-yield securities. Structured notes and other related instruments are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. Structured instruments may be issued by corporations, including banks, and by governmental agencies. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upward or downward (but ordinarily not below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Structured instruments may be less liquid than other fixed income securities and the price of structured instruments may be more volatile. In some cases, depending on the terms of the embedded index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero. Structured instruments also may involve significant credit risk and risk of default by the counterparty. Structured instruments may also be illiquid. Like other sophisticated strategies, the Fund’s use of structured instruments may not work as intended.

The Fund may receive warrants or other non-income producing equity securities in connection with its investments in high-yield securities, including in unit offerings, in an exchange offer, upon the conversion of a convertible security or upon the restructuring or bankruptcy of investments owned by the Fund.

Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the warrants’ expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

Bank Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bank Loan Risk. Bank loans (including senior loans) are usually rated below investment grade. The market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Investments in bank loans are typically in the form of an assignment or participation. Investors in a loan participation assume the credit risk associated with the borrower and may assume the credit risk associated with an interposed financial intermediary. Accordingly, if a lead lender becomes insolvent or a loan is foreclosed, the Fund could experience delays in receiving payments or suffer a loss. In an assignment, the Fund effectively becomes a lender under the loan agreement with the same rights and obligations as the assigning bank or other financial intermediary. Accordingly, if the loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. Due to their lower place in the borrower’s capital structure and possible unsecured status, junior loans involve a higher degree of overall risk than senior loans of the same borrower. In addition, the floating rate feature of loans means that bank loans will not generally experience capital appreciation in a declining interest rate environment. Declines in interest rates may also increase prepayments of debt obligations and require the Fund to invest assets at lower yields.

To the extent the Fund invests in senior loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk and liquidity risk than funds that do not invest in such securities. Senior loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale because, among other reasons, they may not be listed on any exchange, or a secondary market for such loans may not exist or if a secondary market exists, it may be comparatively illiquid relative to markets for other more liquid fixed income securities. As a result, in some cases, transactions in senior loans may involve greater costs than transactions in more actively traded securities. Furthermore, restrictions on transfers in loan agreements, a lack of publicly available information, irregular trading activity and wide bid/ask spreads among other factors, may, in certain circumstances, make senior loans more difficult to sell at what the Adviser believes to be a fair price for such security. These factors may result in the Fund being unable to realize full value for the senior loans and/or may result in the Fund not receiving the proceeds from a sale of a senior loan for an extended period after such sale, each of which could result in losses to the Fund. Senior loans may have extended trade settlement periods which may result in cash not being immediately available to the Fund. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the Fund’s NAV than if that value were based on available market quotations, and could result in significant variations in the Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. The Adviser will determine the liquidity of the Fund’s investments by reference to market conditions and contractual provisions. Senior loans may not be securities and therefore an investor in senior loans may not receive the protection of the federal securities laws.

The Fund may also invest in second-lien loans, which entail risks including (a) the subordination of the Fund’s claims to a senior lien in terms of the coverage and recovery of the collateral and (b) the prohibition of or limitation on the right to foreclose on a second-lien or exercise other rights as a second-lien holder. In certain cases, therefore, no recovery may be available from a defaulted second-lien loan. The level of risk associated with investments in second-lien loans increases to the extent such investments are loans of distressed or below investment grade companies.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covenant-Lite Loans. The Fund may invest in, or obtain exposure to, loans that may be “covenant-lite.” The Fund uses the term “covenant-lite” to refer generally to loans that do not have financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition or operating results. Accordingly, when the Fund invests in “covenant-lite” loans, the Fund may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Currency And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency and Market Risks. Oaktree anticipates that a portion of the Fund’s investments could be made in countries other than the United States and, consequently, the Fund is expected to make certain investments denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund, amounts available for distribution by the Fund and the value of investments distributed by the Fund. Additionally, a particular non-U.S. country may impose exchange controls, devalue its currency or take other measures relating to its currency which could adversely affect the Fund. Finally, the Fund will incur costs in connection with conversions between various currencies.

The Fund will not be obligated to hedge currency risks. Oaktree may not be able to put a hedge in place on commercially reasonable terms given the credit terms offered by the Fund’s counterparties or the volatility of the currency. There can be no guarantee that instruments suitable for hedging market shifts will be available at the time when the Fund wishes to use them or that any hedge would reduce applicable risks. More specifically, if the Fund hedges currency risk, it does not expect that the full risk of currency fluctuations can be eliminated due to the complexity of the investment characteristics of the Fund’s investment portfolio and limitations in the non-U.S. currency market. The Fund will conduct its non-U.S. currency exchange transactions in anticipation of funding investment commitments or receiving proceeds upon dispositions. In addition, to hedge against adverse stock market shifts, the Fund may purchase put and call options on stocks and write covered call options on stocks.

Non U.S. Exchange Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Exchange Transactions. The Fund may engage in off-exchange non-U.S. currency trading. Such trading is not conducted in the interbank market. The funds that the Fund uses for off-exchange non-U.S. currency trading will not receive the same protections as funds used to margin or guarantee exchange traded futures and option contracts. If the Fund deposits such funds with a counterparty and that counterparty becomes insolvent, the Fund’s claim for amounts deposited or profits earned on transactions with the counterparty may not be treated as a commodity customer claim for purposes of Subchapter IV of Chapter 7 of the Bankruptcy Code and the regulations thereunder. The Fund may be a general creditor and its claim may be paid, along with the claims of other general creditors, from any funds still available after priority claims are paid. Even funds that the counterparty keeps separate from its own funds may not be safe from the claims of priority and other general creditors.

Weather And Climate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Weather and Climate Risks. Global climate change is widely considered to be a significant threat to the global economy. Real estate and similar assets in particular may face risks associated with climate change, including risks related to the impact of climate-related legislation and regulation (both domestically and internationally), risks related to climate-related business trends, and risks stemming from the physical impacts of climate change, such as the increasing frequency or severity of extreme weather events and rising sea levels and temperatures.

Additionally, the Paris Agreement and other regulatory and voluntary initiatives launched by international, federal, state, and regional policymakers and regulatory authorities as well as private actors seeking to reduce greenhouse gas (“GHG”) emissions may expose real estate and similar assets (and their service providers) to so-called “transition risks” in addition to physical risks, such as: (i) political and policy risks (e.g., changing regulatory incentives and legal requirements, including with respect to GHG emissions, that could result in increased costs or changes in business operations), (ii) regulatory and litigation risks (e.g., changing legal requirements that could result in increased permitting, tax and compliance costs, changes in business operations, or the discontinuance of certain operations, and litigation seeking monetary or injunctive relief related to impacts related to climate change), (iii) technology and market risks (e.g., declining market for assets, products and services seen as GHG intensive or less effective than alternatives in reducing GHG emissions); and (iv) reputational risks (e.g., risks tied to changing investor, customer or community perceptions of an asset’s relative contribution to GHG emissions). Furthermore, climate change may cause more extreme weather conditions and increased volatility in seasonal temperatures. Extreme weather conditions can interfere with operations and increase operating costs, and damage resulting from extreme weather may not be fully insured. Further, certain energy companies and assets are particularly sensitive to weather and climate conditions, which could impact customer demand for the portfolio companies in which the Fund invests. There can be no assurance that weather and climate patterns will remain constant or be predictable. Oaktree cannot rule out the possibility that climate risks, including changes in weather and climate patterns, could result in unanticipated delays or expenses and, under certain circumstances, could prevent completion of investment activities or the effective management of real estate and similar assets once undertaken, any of which could have a material adverse effect on an investment or the Fund.

Environmental Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Environmental Risks. The Fund may face significant environmental liability in connection with its investments.

When compared to the United States, the historical lack or inadequacy of environmental regulation in certain non-U.S. countries has led to widespread pollution of air, ground and water resources. The legislative framework for environmental liability in these countries has not been fully established or implemented. The extent of the responsibility, if any, for the costs of abating environmental hazards may be unclear when the Fund is considering an investment. The Fund may engage the services of qualified environmental consultants as necessary to assess the environmental condition of property which may be or is an investment. Nevertheless, the Fund or a company in which the Fund invests may be considered an owner or operator of properties on or in which asbestos or other hazardous or toxic substances exist and, therefore, potentially liable for removal or remediation costs, as well as certain other related costs, including governmental fines and costs of injuries to persons and property. These costs can be substantially in excess of the value of the property. The presence of environmental contamination, pollutants or other hazardous or toxic substances on or emanating from a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on or in the vicinity of the property and persons removing such materials, future or continuing property damage (which may adversely affect property value) or claims by third parties, including as a result of exposure to or damage from such materials through the spread of contaminants.

Environmental laws, regulations and regulatory initiatives play a significant role in the energy and utility industries and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The energy and utility industries will continue to face considerable oversight from environmental regulatory authorities. The Fund may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or to people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. Moreover, failure to comply with any such requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims, which could have an adverse effect on the performance of the Fund.

No Or Limited Availability Of Insurance Against Certain Catastrophic Losses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No or Limited Availability of Insurance against Certain Catastrophic Losses. Certain losses of a catastrophic nature, such as wars, earthquakes, typhoons, terrorist attacks or other similar events, may be either uninsurable or insurable at such high rates that to maintain such coverage would cause an adverse impact on the related investments. In general, losses related to terrorism are becoming harder and more expensive to insure against. Some insurers are excluding terrorism coverage from their all-risk policies. In some cases, the insurers are offering significantly limited coverage against terrorist acts for additional premiums, which can greatly increase the total cost of casualty insurance for a property. As a result, all investments may not be insured against terrorism. If a major uninsured loss occurs, the Fund could lose both invested capital in and anticipated profits from the affected investments.

Effecting Operating Improvements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks in Effecting Operating Improvements. In some cases, the success of the Fund’s investment strategy will depend, in part, on the ability of Oaktree to provide institutional management experience and financial insights to portfolio company management, restructure, and effect improvements in the operations of a portfolio company. The activity of identifying and implementing restructuring programs (and operating improvements at portfolio companies) entails a high degree of uncertainty. There can be no assurance that the Fund will be able to successfully identify and implement such restructuring programs and improvements or that such insights and experience will be utilized and implemented by portfolio companies and, even if implemented, that they will result in operating improvements.

Derivatives Generally Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Generally. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, credit risk, leveraging risk, counterparty risk, tax risk and management risk, as well as risks arising from changes in applicable requirements. They also involve the risk of mispricing, the risk of unfavorable or ambiguous documentation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the amount invested and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by Shareholders.

While not anticipated to be a meaningful aspect of the Fund’s investment strategy, the Fund may invest in over-the-counter (“OTC”) derivative instruments from time to time. While Oaktree expects the Fund to invest in OTC contracts on a bilateral basis with banks or other dealers, the Fund may invest in certain derivatives that are traded on swap execution facilities (“SEFs”), security-based swap execution facilities or other similar multi-lateral trading platforms. Certain of such derivatives may be cleared through central counterparties, either pursuant to regulatory requirement or on a voluntary basis.

Investing in derivative instruments, particularly uncleared OTC derivatives, presents various risks, including market, counterparty, operational and liquidity risks. The prices of derivative instruments, including swaps, forwards and options, may be highly volatile. The value of derivatives also depends upon the price of the underlying security or other asset or index. Typically, investing in a derivative instrument requires the deposit or payment of an initial amount much smaller than the notional exposure amount from such derivative instrument. Therefore, if the relevant cash market moves against the Fund, the Fund may suffer a larger loss than it would have by directly investing in the underlying security or other asset or index. Uncleared OTC derivatives are also subject to the default and credit risk of the counterparty if they are not cleared through central counterparties. Centrally cleared derivatives may be subject to the credit risk of the central counterparty and the relevant futures commission merchant or other clearing broker. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are traded on an uncleared basis and not on an exchange. Such OTC derivatives are also typically not subject to the same type of investor protections or governmental regulation as futures and other exchange-traded instruments. In addition, compared with such exchange-traded instruments, the market for uncleared OTC derivatives is less liquid. Although uncleared OTC derivative instruments are designed to be tailored to meet particular financing and other needs and, therefore, typically provide more flexibility than exchange-traded products, the risk of illiquidity is also greater as these instruments can generally be closed out only by negotiation with the counterparty. In volatile markets, the Fund may not be able to close out a position without incurring a significant amount of loss.

As noted above, the Dodd-Frank Act and regulations promulgated thereunder introduced uniform requirements in respect of OTC derivatives transactions, including the requirement to execute certain of such derivatives on U.S. swap execution facilities or security-based swap execution facilities and clear and settle certain of such derivatives through U.S. or non-U.S. central counterparties (each, a “CCP,” and collectively, “CCPs”). At present, many interest rate derivatives and index credit derivatives are subject to this clearing mandate, although other classes of derivatives may be required to be cleared in the future. Additional regulatory requirements relevant to uncleared OTC derivatives include requirements for appropriate procedures and arrangements to measure, monitor and mitigate operational and counterparty credit risk in respect of OTC derivatives contracts which are not subject to mandatory clearing. These requirements include the exchange of margin and, where initial margin is required to be exchanged, its segregation by the parties, including by the Fund. The impact of the Dodd-Frank Act on the Fund may include an increase in the overall costs of entering into and maintaining OTC derivative contracts. Prospective investors should be aware that the regulatory changes arising from the Dodd-Frank Act and other similar laws and regulations may in due course adversely affect the Fund’s ability to adhere to its derivatives/hedging policies and achieve its objective.

It may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that the Fund’s hedging transactions will be effective. In such case, the Fund may lose money.

Cleared Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Cleared Derivatives. The risks arising from non-cleared derivatives transactions differ materially from those entailed in transactions that are cleared through CCPs such as U.S.-registered derivatives clearing organizations. The CFTC requires that certain interest rate swaps and index credit default swaps be cleared through a CCP (unless an exception or exemption applies), and the CFTC may expand the types of swaps subject to mandatory clearing to include certain foreign currency and commodity swaps. While the SEC has adopted rules establishing a framework for determining which security-based swaps will be subject to mandatory clearing, no such clearing determination has been issued.

While the Fund’s use of derivatives will predominantly be limited to foreign exchange swaps (which are not currently subject to mandatory clearing), in the event the Fund enters into any swaps that are subject to mandatory clearing, it may be required to clear such swaps at a CCP through an FCM acting as clearing broker. The Fund will have to post initial margins to CCPs through FCMs or broker-dealers (in the U.S.) or other clearing brokers (outside the U.S.), and for swaps cleared at CCPs that are U.S.-registered derivatives clearing organizations, such initial margins will be held by such CCP and futures commission merchants (“FCM”) in segregated accounts. Furthermore, the CFTC rules implement the so-called “legally segregated, operationally commingled” (“LSOC”) model for the segregation of swap clearing customer collateral on a customer-by-customer basis, which is intended to protect each customer from the default of other customers of the FCM. Such segregation, however, will not protect clearing customers like the Fund from any operational or fraud risk of a CCP or FCM with respect to the initial margin posted to the CCP or FCM. In addition, the initial margins posted to a non-US CCP through a non-US clearing broker may not be segregated from the property of such CCP and/or clearing broker. The SEC has no final rules for the treatment and protection of customer property, including initial margins, held by CCPs and broker-dealers.

In addition, in the event the Fund enters into certain swaps that are subject to mandatory clearing, it may be required to execute such swaps on a registered designated contract market or SEF. The CFTC currently requires that certain interest rate swaps and index credit default swaps be executed on a SEF, and SEFs may self-certify additional types of interest rate and index credit default swaps as subject to this requirement. The SEC has not yet adopted registration rules for security-based SEFs or a mandatory trade execution requirement for security-based swaps. In addition, certain foreign jurisdictions may impose clearing and trade execution requirements that could apply to the Fund’s transactions with non-U.S. entities. While the Fund will benefit from reduced counterparty credit and operations risk and pricing transparency resulting from these requirements, it will incur additional costs in trading these swaps. While the Fund will attempt to execute, clear and settle these swaps through entities Oaktree believes to be sound, there can be no assurance that a failure by such an entity will not cause a loss to the Fund.

Swaps Generally Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swaps Generally. While the Fund’s use of derivatives will largely be limited to hedging certain foreign currency exposures, the Fund may enter into certain other types of swaps, including total return swaps, rate of return swaps, credit default swaps (including index-related credit default swaps), interest rate swaps and credit-linked securities. Swap transactions may be used for a variety of purposes, including to hedge or mitigate risk and to incur leverage or express an investment thesis synthetically.

Swaps transactions, like other financial transactions, involve a variety of significant risks. The specific risks presented by a particular swap transaction necessarily depend upon the terms of the transaction and the Fund’s circumstances. In general, however, all swaps transactions involve some combination of market risk, credit risk, counterparty credit risk, funding risk, liquidity risk and operational risk. Highly customized swaps transactions in particular may increase liquidity risk. Highly leveraged transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying asset or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction generally may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for the Fund to modify, terminate or offset the Fund’s obligations under a swap or the Fund’s exposure to the risks associated with a swap prior to its scheduled termination date.

Total Return Swaps And Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Total Return Swaps and Credit Default Swaps.

Total Return Swaps. While rare, it is possible that under certain circumstances the Adviser and Oaktree may seek to invest some of the assets of the Fund by entering into one or more total return swaps, the returns from which are based on the performance of a portfolio of such assets selected by the Adviser and Oaktree (the “Reference Assets”), with bank or broker-dealer counterparties. The Fund may invest in the Reference Assets through total return swaps on a leveraged basis. Returns to the Fund under a total return swap are related to the performance of the underlying Reference Assets of such swap. Similarly, the value of any total return swap depends largely upon changes in market value of the Reference Asset(s). The terms of individual total return swaps will differ by total return swap counterparty and may change from time to time. The Fund may be required to post collateral in respect of the total return swap. Depending on the terms of a particular swap, the Fund may also be permitted or required to add (or receive return of) collateral from time to time based on changes in the market value of the Reference Asset. In certain circumstances, including if the Fund does not have sufficient assets or is unable to provide the requisite amount of collateral, the total return swap counterparty may terminate the total return swap in whole or in part.

Credit Default Swaps. Similarly, in certain circumstances, the Adviser and Oaktree may also seek to invest and/or hedge through one or more credit default swaps. Credit default swaps are transactions pursuant to which one party transfers the credit risk of a given asset, portfolio of assets or index to another party. The Fund may purchase or sell credit default swaps. Where the Fund purchases credit default swaps, it is expressing a short position in the relevant credit (e.g., in order to hedge). Where the Fund sells credit default swaps, it is expressing a long position in the relevant credit. Returns to the Fund under a credit default swap are related therefore to the performance of the underlying credit and the instruments it issues. Similarly, the value of any credit default swap depends largely upon changes in the perceived creditworthiness of the relevant credit. The terms of individual credit default swaps will differ by credit default swap counterparty and may change from time to time. The Fund may be required to post collateral in respect of the credit default swaps. Depending on the terms of a particular swap, the Fund may also be permitted or required to add (or receive return of) collateral from time to time based on changes in the perceived creditworthiness of the relevant credit. In certain circumstances, including if the Fund does not have sufficient assets or is unable to provide the requisite amount of collateral, the credit default swap counterparty may terminate the credit default swaps in whole or in part. Credit default swaps on single assets, portfolios and credits are not yet required to be centrally cleared but may be optionally cleared. As noted herein, certain index credit default swaps are subject to mandatory central clearing.

Liquidity Risk. Credit default swaps and total return swaps may also expose the Fund to liquidity risk. The Fund may not be able to convince its counterparty to consent to an early termination of a credit default swap or total return swap, or the Fund may not be able to enter into an off-setting transaction to effectively unwind a credit default swap or total return swap. OTC credit default swaps and total return swaps generally are not assignable except by agreement between the parties concerned, and the counterparty typically has no obligation to permit such assignments. Even if the counterparty of the Fund agrees to early terminate a credit default swap or total return swap at any time, doing so may subject the Fund to certain early termination charges.

Counterparty Credit Risk. Typically, the markets in which the Fund may effect credit default swaps and total return swaps are uncleared OTC markets. Accordingly, the Fund takes credit risk with regard to the swap counterparties with whom it will trade and will also bear the risk of settlement default by such swap counterparties. These risks may differ materially from those entailed in exchange-traded transactions which generally are backed by clearing organization guarantees, daily marking-to-market and settlement and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. Such “counterparty risk” may be accentuated by the fact that the Fund may concentrate its transactions with a single or small group of counterparties. In addition, in the case of a default, the Fund could become subject to adverse market movements while replacement transactions are executed. The Fund is not restricted from dealing with any particular total return swap counterparty or credit default swap counterparty or from concentrating any or all of its transactions with one counterparty. Although certain of the swap counterparties may be entities that are rated by recognized rating agencies, the Fund has no formal internal credit function that evaluates the creditworthiness of its swap counterparties. The ability of the Fund to transact with any one or number of counterparties, the possible lack of a meaningful and independent evaluation of such counterparties’ financial capabilities, and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund. In situations where the Fund places assets in the care of a custodian or is required to post margin or other collateral with a counterparty, the custodian or counterparty may fail to segregate such assets or collateral, or may commingle such assets or collateral with the relevant custodian’s or counterparty’s own assets or collateral. As a result, in the event of the bankruptcy or insolvency of any custodian or counterparty, the Fund’s assets and collateral may be subject to the conflicting claims of the creditors of the relevant custodian or counterparty, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of such custodian or counterparty, rather than as the owner of such assets or collateral. (See “Counterparty, Settlement and Local Intermediary Risk” above.)

Credit Linked Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit-Linked Securities. Credit-linked securities are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. The Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security. Credit-linked securities are also subject to credit risk of the corporate or other credits underlying the instrument. If one of the underlying credits defaults, the Fund may receive the security that has defaulted, and the Fund’s principal investment would be reduced by the corresponding face value of the defaulted security.

The market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the transaction to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities. Investments in debt instruments entail normal credit risks (i.e., the risk of non-payment of interest and principal) and market risks (i.e., the risk that certain market factors will cause the value of the instrument to decline). A default on a loan or a sudden and extreme increase in prevailing interest rates may cause a decline in a portfolio holding such investments.

Fixed income securities may be subject to redemption at the option of the issuer. If a fixed income security is called for redemption, the holder may be required to permit the issuer to redeem the security, which could have an adverse effect on the holder’s ability to achieve its investment objectives.

Floating rate instruments such as bank loans pay interest based on SOFR, EURIBOR or other similar reference rates. As a result, a significant decline in SOFR, EURIBOR or other similar reference rates could negatively impact the expected return on such loans. While loans with SOFR or EURIBOR interest rates are available at lower prices

(ignoring those with EURIBOR floors), there can be no guarantee that such prices will offset losses in current income. Although the prices of floating rate instruments may be less sensitive to interest rate changes than the prices of fixed-rate obligations, interest rates on bank loans only reset periodically and may not perfectly correlate with prevailing interest rates, potentially subjecting floating-rate loans to the same fluctuations as fixed-rate obligations during the period in which their interest rates are fixed.

Hedging Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Transactions. The Adviser may, but is not required to, engage in currency or interest rate hedging or other hedging strategies in order to manage risk and return trade-offs. While these transactions may reduce certain risks, the transactions themselves entail certain other risks, including counterparty credit risk. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of those positions decline, but instead establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions value. These types of hedging transactions also limit the opportunity for gain if the value of the portfolio position increases. Moreover, it may not be possible to hedge against currency exchange rate, interest rate or public security price fluctuations at a price sufficient to provide protection from the decline in the value of the portfolio position. Certain hedges may be traded uncleared on the OTC market, and certain hedges may be centrally cleared.

Options And Warrants Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Options and Warrants. The Fund may receive or purchase options on securities as part of an investment or may purchase options to hedge securities or other positions obtained in the course of its investment activities. In addition, the Fund may purchase or sell options on securities, indices, foreign currencies, interest rates or other reference assets or rates. The successful use of options depends principally on the price movements of the underlying securities, indices or other reference assets or rates. Investing in options can result in a greater potential for profit or loss than investing in the underlying assets. The value of an option may change because of a change in the value of the underlying assets, the passage of time, changes in the market’s perception as to the future price behavior of the underlying assets or rates, or any combination of the foregoing.

The successful use of options and warrants depends principally on the price movements of the underlying securities. In addition, when the Fund purchases an option or warrant, it runs the risk that it will lose its entire investment in a relatively short period of time if the option or warrant turns out to be worthless at the time of its exercise. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at any acceptable price. In the event of the bankruptcy of a broker through which the Fund engages in transactions in options or warrants, the Fund could experience delays or losses in liquidating open positions purchased or sold through the broker. Option transactions may be executed on a cleared or uncleared basis.

In the case of the purchase of an option, the risk of loss of an option buyer’s entire investment in the option (i.e., the premium paid and transaction charges) reflects the nature of an option as a wasting asset that may become worthless at its expiration. Where an option is written (or sold) uncovered, the option seller may be liable to pay substantial additional margin, and the risk of loss is theoretically unlimited, as the option seller will be obligated to deliver, or take delivery of, an asset at a predetermined price, which may, upon the exercise of the option, be significantly different from its market value at the time the option was initially written (or sold).

The Fund may also trade options contracts. Transactions on markets located outside the United States, including markets formally linked to a U.S. market, may be subject to regulations that offer different or diminished protection to the Fund and its investors. Further, U.S. regulatory authorities may be unable to compel the enforcement of the rules of regulatory authorities or markets in non-U.S. jurisdictions where transactions for the Fund may be effected.

Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Futures. The Fund may transact in futures contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Futures contracts are subject to many of the risks generally applicable to derivatives transactions, including leverage risks, liquidity risks and volatility risks. (See “—Derivatives Generally” above.) Where futures contracts are used to track a specific asset or index, risks can arise due to an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market, even if such closing transaction is an important part of the Fund’s futures strategy. In addition to any position limits that may otherwise apply, exchanges can limit the number of positions that can be held or controlled by the Fund, thus limiting the ability to implement the Fund’s strategies that may rely on the use of futures contracts. Unlike cleared OTC derivatives, the CFTC’s “LSOC” model of FCM customer asset protection does not apply to futures contracts. This increases the Fund’s potential exposure to the default risk of other customers of an FCM used by the Fund. (See “—Risks Relating to Cleared Derivatives” above.)

Forward Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Contracts. Forward contracts, unlike futures contracts, are generally not traded on exchanges and are generally not standardized (with the exception of certain interest rate forwards, which are subject to mandatory central clearing in certain jurisdictions). Banks and dealers generally act as principals in these markets, negotiating each transaction on an individual basis. Cash-settled forward contracts are regulated by the CFTC and banking agencies as “swaps,” but many physically-settled forward contracts are less regulated; there is no limitation on daily price movements and speculative position limits are generally not applicable. The principals who deal in the forward markets are not required to continue to enter into forward transactions. There have been periods during which certain participants in these markets have refused to quote prices for certain commodities or currencies transactions, or they have quoted prices with an unusually wide spread between the price at which they were prepared to take opposite positions in forward transactions. Disruptions can occur in forward markets due to unusually high trading volume, political intervention, or other factors. Market illiquidity or disruption could result in significant losses to the Fund.

Central Counterparty And Other Institutional Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Central Counterparty and Other Institutional Risk. Certain derivatives which the Fund enter into may be executed on U.S. SEFs or security-based swap execution facilities, and may be cleared and settled through U.S. or non-U.S. CCPs. Although the Fund will attempt to execute, clear and settle the transactions through entities that Oaktree believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to the Fund. In addition, the Fund will clear swaps through FCMs, broker-dealers or other swap clearing brokers in non-U.S. jurisdictions. The Fund will have to post initial margins to CCPs through FCMs, broker-dealers or other clearing brokers. While there are certain CFTC rules to protect initial margin posted to CCPs through FCMs for swaps entered into by the Fund (such as LSOC) such rules however, will not protect a clearing customer like the Fund from any operational or fraud risk of a CCP or FCM with respect to the initial margin posted to the CCP or FCM. In addition, the initial margin posted to a non-U.S. CCP through a non-U.S. clearing broker may not be segregated from the property of such CCP and/or clearing broker.

When Issued When, As And If Issued And Delayed Delivery Of Securities And Forward Commitments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

When-Issued; When, As and If Issued; and Delayed Delivery of Securities and Forward Commitments. Securities purchased or sold by the Fund on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. In the case of “when, as and if issued” securities, the Fund could lose an investment opportunity if the securities are not issued. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis may increase the volatility of the Fund’s assets.

Repurchase And Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase and Reverse Repurchase Agreements. The Fund may enter into repurchase and reverse repurchase agreements. Repurchase agreements are a type of financing arrangement in which the borrower sells (rather than pledges) assets to a lender with the right to repurchase those assets at a higher, negotiated price on a later date. These agreements can be entered into by the Fund to generate yield or obtain leverage.

When the Fund enters into a repurchase agreement, it will purchase an asset and concurrently agree to resell such asset (or an equivalent asset) at a date in the future at a price roughly equal to the original purchase price plus a negotiated interest rate. When the Fund enters into a reverse repurchase agreement, it will sell an asset and concurrently agree to repurchase such asset (or an equivalent asset) at a date in the future at a price roughly equal to the original purchase price plus a negotiated interest rate. In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the assets sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement may adversely affect the Fund’s returns.

The lender (i.e., buyer) in a repurchase transaction typically buys the assets being financed at a significant discount to market value as protection against adverse price movements. The size of the discount varies based on the particular assets being sold in the repurchase transaction, with less liquid assets generally requiring a greater discount. The borrower (i.e., seller) in a repurchase transaction is typically required to post margin to the extent the market value of the assets declines in order to maintain the loan-to-market value ratio established at the time the assets were sold to the lender. If the borrower misses a margin call, the lender can terminate the repurchase transaction and sell the assets to repay the loan and any accrued interest. The borrower may be required to fund a margin call on the same day it receives notice of the margin obligation from the lender, creating a risk of default unless the borrower either maintains sufficient cash on hand or has other funding sources (such as a subscription line) that can be accessed on short notice. The amount of a margin call may be calculated by the lender based on the lender’s own valuation of the financed assets, which could differ materially from actual market values. The Fund may have no means of disputing a lender’s valuation in the event that Oaktree disagrees with such valuation.

If the Fund enters into a reverse repurchase transaction and cannot satisfy a margin call, it may lose its right to buy back the financed assets, which could adversely affect the Fund’s ability to achieve its investment objectives and the return on invested capital. The Fund could miss a margin call even if it has sufficient assets to satisfy its margin obligation due to the timing of the margin call or the illiquidity of its other assets. A lender under a repurchase agreement may have the right to sell any foreclosed assets for a price lower than what Oaktree believes to be such securities’ fair market value, including in a sale by the lender to itself or to an affiliate. The Fund may not have a contractual right to dispute such a sale price. In addition, a repurchase lender may have recourse to other Fund assets to the extent that the proceeds from a sale of financed assets are insufficient to cover the Fund’s obligations to the lender.

High Yield And Preferred Securities And Distressed Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield and Preferred Securities and Distressed Debt. The Fund may invest in “high yield” bonds, preferred securities and distressed debt that are rated in the lower rating categories by the various credit rating agencies or comparable non-rated securities. Securities in the lower-rated categories and comparable non-rated securities are subject to greater risk of loss of principal and interest than higher-rated and comparable non-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Such issuers typically are highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities of other issuers. Because investors generally perceive that there are greater risks associated with the lower-rated and comparable non-rated securities, the yields and prices of such securities may be more volatile than those for higher-rated and comparable non-rated securities. The market for lower-rated and comparable non-rated securities is thinner, often less liquid and less active than that for higher-rated or comparable non-rated securities, and the market prices of such securities are subject to erratic and abrupt movements. The spread between bid and asked prices for such securities may be greater than normally expected. Such factors can adversely affect the prices at which these securities can be sold and may even make it difficult to sell such securities.

Investment in the securities of financially troubled issuers and operationally troubled issuers involves a high degree of credit and market risk. These financial difficulties may never be overcome and may cause issuers to become subject to bankruptcy proceedings. (See “—Nature of Bankruptcy Proceedings” below.)

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales. The Fund may engage in short sale transactions for hedging purposes. Short sales can, in certain circumstances, substantially increase the impact of adverse price movements on the Fund’s portfolio. A short sale of a security involves the risk of a theoretically unlimited loss from a theoretically unlimited increase in the market price of the security that could result in an inability to cover the short position. In addition, there can be no assurance that securities necessary to cover a short position will be available for purchase. Short sales may be executed in many ways, including without limitation through derivative instruments, repurchase/reverse repurchase agreements and securities lending arrangements.

Subordinated Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Loans. The Fund may acquire and/or invest in subordinated loans (as part of a unitranche loan or otherwise). If a borrower defaults on a subordinated loan or on debt senior to the Fund’s loan, or in the event of the bankruptcy of a borrower, the loan held by the Fund will be satisfied only after the senior loans are repaid in full. Under the terms of typical subordination agreements, senior creditors may be able to block the acceleration of the subordinated debt or the exercise by holders of subordinated debt of other rights they may have as creditors.

Accordingly, the Fund may not be able to take the steps necessary or sufficient to protect its investments in a timely manner or at all. In addition, subordinated loans may not always be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity and may not be rated by a credit rating agency. If a borrower declares bankruptcy, the Fund may not have full or any recourse to the assets of the borrower, or the assets of the borrower may not be sufficient to satisfy the loan. Further the Adviser’s ability to amend the terms of the Fund’s loans, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings may be limited by intercreditor arrangements if debt senior to the Fund’s loan exists. The level of risk associated with investments in subordinated loans increases if such investments are loans of distressed or below investment grade issuers.

Banking Requirements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Banking Requirements. Certain federal and local banking and other regulatory bodies or agencies inside or outside the United States may require the Fund and/or the Adviser to obtain licenses or similar authorizations to engage in various types of lending activities, including investment in senior loans. Such licenses or authorizations may take a significant amount of time to obtain, and may require the disclosure of confidential information regarding the Fund, an investor in the Fund or their respective affiliates, including financial information and/or information regarding officers and directors of such investor, and the Fund may or may not be willing or able to comply with these requirements. In addition, there can be no assurance that any such licenses or authorizations would be granted or, if so, would not impose restrictions on the Fund. Alternatively, the Adviser may be able to structure potential investments of the Fund in a manner which would not require such licenses and authorizations, but which would be inefficient or otherwise disadvantageous for the Fund and/or the borrower. The inability of the Fund or the Adviser to obtain such licenses or authorizations, or the structuring of an investment in an inefficient or otherwise disadvantageous manner, could adversely affect the Adviser’s ability to implement the strategy for the Fund and the Fund’s results.

Bridge Financings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bridge Financings. The Fund may provide bridge financing on a short-term, unsecured basis in connection with one or more of its equity investments. The Fund will bear the risk of any changes in capital markets, which may adversely affect the ability of a portfolio company to refinance any bridge investments. If the portfolio company were unable to complete a refinancing, the Fund could have a long-term investment in a junior security or that junior security might be converted to equity.

Control Person Liability Indemnification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Person Liability; Indemnification. In certain circumstances, including if the Fund invests in a different part of the capital structure as Other Oaktree Funds, the holdings of the Fund may be aggregated with those of such Other Oaktree Funds, which collectively may be deemed to give these funds and accounts controlling interests in or the ability to significantly influence a portfolio company. The exercise of control of, or significant influence over, a portfolio company may impose additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. In addition, a greater level of involvement by Oaktree in a portfolio company may subject the Fund to a greater risk of litigation by third parties. If these liabilities were to arise, the Fund might suffer a significant loss.

Nature Of Bankruptcy Proceedings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Bankruptcy Proceedings. The Fund may make investments that could require substantial workout negotiations or restructuring in the event of a default or bankruptcy. There are a number of significant risks when investing in companies involved in bankruptcy proceedings, including the following: First, many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors. Second, a bankruptcy filing may have adverse and permanent effects on a company. For instance, the company may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. Third, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Fourth, certain claims, such as claims for taxes, wages, employee and worker pensions and certain trade claims, may have priority by law over the claims of certain creditors. Fifth, the administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors. Sixth, creditors can lose their ranking and priority in a variety of circumstances, including if they exercise “domination and control” over a debtor and other creditors can demonstrate that they have been harmed by such actions. Seventh, the Fund may seek representation on creditors’ committees and as a member of a creditors’ committee it may owe certain obligations generally to all creditors similarly situated that the committee represents and it may be subject to various trading or confidentiality restrictions. If the Adviser concludes that the Fund’s membership on a creditors’ committee entails obligations or restrictions that conflict with the duties it owes to Shareholders, or that otherwise outweigh the advantages of such membership, the Fund will not seek membership in, or will resign from, that committee. Because the Fund will indemnify the Adviser, Oaktree, any portfolio principal or any other person serving on a committee on behalf of the Fund for claims arising from breaches of those obligations, indemnification payments could adversely affect the return on the Fund’s investment in an asset or company undergoing a reorganization.

There is a possibility that the Fund may incur substantial or total losses on its investments and, in certain circumstances, subject the Fund to certain additional potential liabilities that may exceed the value of the Fund’s original investment. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions to the Shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, bankruptcy laws may delay the ability of the Fund to realize on collateral for loan positions held by it or may adversely affect the priority of such loans through doctrines such as equitable subordination or may result in a restructure of the debt through principles such as the “cramdown” provisions of the bankruptcy laws. In addition, the bankruptcy laws and regimes of certain jurisdictions outside the United States may be untested, subject to manipulation or change and not provide a proven venue to resolve a company’s bankruptcy estate.

Failure Of Servicers To Effectively Service Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure of Servicers to Effectively Service Loans. The failure of servicers to effectively service the loans and/or pools thereof in which the Fund has an investment would materially and adversely affect the Fund. Most loans and securitizations thereof require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. The servicer quality is of significant importance in the management of mortgage loans (or pools thereof) and default issues related thereto. In the case of pools of securitized loans, servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest payments may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, and the loss to the trust may be greater than the outstanding principal balance of that loan.

Rating Agencies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Rating Agencies. The Fund may invest in debt securities that have been rated by nationally recognized rating organizations. In general, the ratings of these organizations represent the opinions of such agencies as to the quality of investments that they rate. Such ratings are relative and subjective and are not statements of fact; they are not absolute standards of quality and do not evaluate the market value risk of the investments that are rated. Therefore, there can be no assurance that any such rating will accurately quantify risk. Such agencies may change their method of valuation of, and the ratings of, securities held by the Fund at any time. The sale price of mortgage-backed securities is highly correlated with the rating such mortgage-backed securities receive from the rating agencies. If an existing investment of the Fund is downgraded, the value of such investment may be adversely affected which in turn may adversely affect the returns to Shareholders.

Expedited Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expedited Transactions. Investment analyses and decisions by Oaktree may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to Oaktree at the time of making an investment decision may be limited, and Oaktree may not have access to detailed information regarding the underlying asset, such as, with respect to underlying real estate assets, the physical and structural condition and characteristics, environmental matters, zoning regulations, or other local conditions affecting such underlying real estate-related asset. Therefore, no assurance can be given that Oaktree will have knowledge of all circumstances that may adversely affect an investment. In addition, Oaktree expects to rely upon certain independent consultants in connection with its evaluation of proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants, and the Fund may incur liability as a result of such consultants’ actions.

Lack Of Liquidity In Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Liquidity in Investments. The Fund may invest in companies whose securities are not publicly traded, and whose securities are subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities. In fact, all of the Fund’s assets may be invested in illiquid securities. The illiquidity of these investments may make it difficult for the Fund to sell these investments when desired. In addition, if the Fund is required to liquidate all or a portion of the Fund’s portfolio quickly, the Fund may realize significantly less than the value at which the Fund had previously recorded these investments and suffer losses. The Fund’s investments may be subject to contractual or legal restrictions on resale or may otherwise be illiquid because there is usually no established trading market for such investments. In addition, the Fund may also face restrictions on its ability to liquidate investments if the Adviser or any of its affiliates have material nonpublic information regarding the portfolio company.

The Fund may purchase securities eligible for resale under Rule 144A under the Securities Act. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, could affect adversely the marketability of certain Rule 144A securities, and the Fund might be unable to dispose of such securities promptly or at reasonable prices. To the extent that liquid Rule 144A securities held by the Fund become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the assets invested in illiquid assets would increase and the fair value of such investments may become not readily determinable. In addition, if for any reason the Fund is required to liquidate all or a portion of a portfolio quickly, such portfolio may realize significantly less than the fair value at which it previously recorded these investments. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over the counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. The market prices, if any, for such illiquid investments tend to be volatile and may not be readily ascertainable and the Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. Because of valuation uncertainty, the fair values of such illiquid investments reflected in the NAV of the Fund attributable to such investment may not necessarily reflect the prices that would actually be obtained by the Fund when such investments are realized. If the realization occurs at a price that is significantly lower than the NAV attributable to such investment, the Fund will suffer a loss. Moreover, securities in which the Fund may invest include those that are not listed on a stock exchange or traded in an over-the-counter market. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. The size of the Fund’s position may magnify the effect of a decrease in market liquidity for such instruments. Changes in overall market leverage, deleveraging as a consequence of a decision by the counterparties with which the Fund enters into repurchase/reverse repurchase agreements or derivative transactions to reduce the level of leverage available, or the liquidation by other market participants of the same or similar positions, may also adversely affect the Fund’s portfolio.

Difficulty Of Bringing Suit Or Foreclosure In Non U.S. Countries Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty of Bringing Suit or Foreclosure in Non-U.S. Countries. Because the effectiveness of the judicial systems in the countries in which the Fund may invest varies, the Fund (or any portfolio company) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to the United States or other countries. Further, to the extent the Fund or a portfolio company may obtain a judgment but is required to seek its enforcement in the courts of one of the countries in which the Fund invests, there can be no assurance that such courts will enforce such judgment. The laws of many nations often lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.

Third Party Litigation Indemnification Obligations Absence Of Recourse Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Third Party Litigation; Indemnification Obligations; Absence of Recourse. The Fund’s investment activities subject it to the risks of becoming involved in litigation by third parties. This risk is somewhat greater where the Fund exercises control of, or significant influence in, a company’s direction. In connection therewith, the Fund will be required to indemnify the Adviser and its affiliates, and each of their respective members, officers, directors, employees, shareholders, partners, and certain other persons who serve at the request of the Adviser or its affiliates on behalf of the Fund for liabilities incurred in connection with the affairs of the Fund. Such liabilities may be material and have an adverse effect on the returns to the Shareholders. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would, absent certain conduct by the Adviser or Oaktree, be payable from the assets of the Fund. It should also be noted that the Adviser may, but shall not be required to, purchase insurance for the Fund, the Adviser and their affiliates, employees, agents and representatives. Additionally, the investment advisory agreement, to the extent permitted by law, will limit the circumstances under which the Adviser can be held liable to the Fund. As a result, Shareholders may have a more limited right of action in certain cases than they would in the absence of this provision.

Obligation Of Good Faith To Borrower Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Obligation of Good Faith to the Borrower. A number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors. The Fund may be subject to potential allegations of lender liability. In addition, courts have in some cases applied the doctrine of equitable subordination to subordinate the claim of a lending institution against a borrower to claims of other creditors of the borrower when the lending institution is found to have engaged in unfair, inequitable or fraudulent conduct. Such claims may be brought even if the Fund acquired the loan on a secondary basis.

Future Investment Techniques And Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Future Investment Techniques and Instruments. The Fund may employ investment techniques and invest in other instruments that the Adviser believes will help achieve the Fund’s investment objective, whether or not such investment techniques or instruments are specifically described herein. Consistent with its investment objective, the Fund may invest in financial instruments of any and all types, which exist now or are hereafter created. Such investments may entail risks not described herein, any of which may adversely affect the Fund.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Potential Conflicts of Interest. The Adviser and its affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. The Adviser and its affiliates may provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Adviser and its affiliates intend to engage in such activities and may receive compensation from third parties for their services. Neither the Adviser nor its affiliates are under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, the Adviser and its affiliates may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities, therefore, may differ from those of other accounts managed by the Adviser and its affiliates, and it is possible that the Fund could sustain losses during periods in which one or more of the proprietary or other accounts managed by the Adviser or its affiliates achieve profits. The Adviser has informed the Fund’s Board of Directors that the investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The Adviser and its affiliates have adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Adviser and its affiliates in a fair and equitable manner.

Business Activities Of Portfolio Companies Of Other Oaktree Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business Activities of Portfolio Companies of Other Oaktree Funds. Portfolio companies of Other Oaktree Funds have engaged in, or may in the future engage in, a broad range of business activities and may invest in, or transact with, companies whose operations may be substantially similar to and/or competitive with the portfolio companies in which the Fund has invested or may invest. The performance and operation of such other businesses and investments could conflict with and adversely affect the performance and operation of portfolio companies of the Fund, and may adversely affect the prices and availability of business opportunities or transactions available to such portfolio companies and the Fund.

In addition, the activities of portfolio companies of Other Oaktree Funds may have an effect on the existing investments of and/or investment opportunities available to the Fund. For example, any such investment could result in antitrust complexities for the Fund, or any such investment in a particular industry could limit the ability of the Fund to pursue other opportunities within the same or related industries. Furthermore, the activities of such portfolio companies of Other Oaktree Funds may subject the Fund and/or its portfolio companies and/or issuers to laws, rules and/or regulations of U.S., European and/or any other jurisdictions, in each case, that would not otherwise be applicable to the Fund or its portfolio companies or issuers. Compliance with such laws, rules and regulations may place material burdens and/or limitations on, and may give rise to material costs borne by, the Fund and/or its portfolio companies and/or issuers (including payment of back-taxes and penalties and compliance with additional reporting obligations), any or all of which may have a material adverse effect on the activities and operations of the Fund.

Risk Of Transactions With Portfolio Companies Of Other Oaktree Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Transactions with Portfolio Companies of Other Oaktree Funds. Certain portfolio companies of Other Oaktree Funds may be counterparties to or participants in agreements, transactions or other arrangements with other portfolio companies or other entities of portfolio investments of Other Oaktree Funds (for example, one of our portfolio entities may retain a company in which an Other Oaktree Fund invests to provide services or may acquire an asset from such company or vice versa). Certain of these agreements, transactions and arrangements involve fees, servicing payments, rebates and/or other benefits to the Adviser or its affiliates. For example, portfolio entities may, including at the encouragement of the Adviser, enter into agreements regarding group procurement and/or vendor discounts. The Adviser and its affiliates may also participate in these agreements and may realize better pricing or discounts as a result of the participation of portfolio entities. To the extent permitted by applicable law, certain of these agreements may provide for commissions or similar payments and/or discounts or rebates to be paid to a portfolio entity of an Other Oaktree Fund, and such payments or discounts or rebates may also be made directly to the Adviser or its affiliates. Under these arrangements, a particular portfolio company or other entity may benefit to a greater degree than the other participants, and the Other Oaktree Funds, including the Fund, if applicable, that own an interest in such entity will receive a greater relative benefit from the arrangements than the Other Oaktree Funds, including the Fund, if applicable, investment vehicles or accounts that do not own an interest therein. Fees and compensation received by portfolio companies of Other Oaktree Funds in relation to the foregoing will not be shared with the Fund or offset against the Management Fee payable by the Fund.

Possibility Of Differing Returns Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possibility of Differing Returns. The Fund and Other Oaktree Funds have the potential to make investments at different times and/or on different terms or exit any of such investments at different times and/or on different terms compared to such investment made on behalf of the Fund. In addition, the Fund likely will not invest through the same investment vehicles, have the same access to credit or employ the same hedging or investment strategies as such Other Oaktree Funds. This likely will result in differences in price, investment terms, leverage and associated costs between the Fund and any Other Oaktree Funds. Therefore, the Fund may realize different investment returns than such Other Oaktree Funds, with respect to any investment made alongside some or all of such entities. Oaktree shall have sole discretion in determining what investments the Fund will be offered to pursue. As a result, there is no guarantee that the Fund will be offered the opportunity to invest in any particular investments or type of investments alongside any Other Oaktree Funds. The terms, conditions and the time of investment and disposition of investments held by the Fund may be materially different from those of any such Other Oaktree Funds.

Existing Relationships Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Existing Relationships. Oaktree has long-term relationships with a significant number of companies and their respective senior management. Oaktree also has relationships with numerous investors, including institutional investors and their senior management. The existence and development of these relationships has the potential to influence whether or not the Adviser undertakes a particular investment on behalf of the Fund and, if so, the form and level of such investment. Similarly, the Adviser may take the existence and development of such relationships into consideration in its management of the Fund and its investments. Without limiting the generality of the foregoing, there may, for example, be certain strategies involving the management or realization of particular investments that the Adviser will not employ on behalf of the Fund in light of these relationships.

Execution With Broker Dealers And Financing Sources Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Execution with Broker-Dealers and Financing Sources. Conflicts of interest will potentially exist with respect to the Adviser’s selection of brokers, dealers and transaction agents and counterparties (collectively “Broker-Dealers”) and financing sources for the execution of transactions by the Fund. When engaging the services of Broker-Dealers and financing sources, the Adviser may, subject to best execution, take into consideration a variety of factors, including, to the extent applicable, the ability to achieve prompt and reliable execution, competitive pricing, transaction costs, operational efficiency with which transactions are effected, access to deal flow and precedent transactions, and the financial stability and reputation of the particular Broker-Dealer, as well as other factors that the Adviser deems appropriate to consider under the circumstances. Broker-Dealers and financing sources may provide other services that are beneficial to the Adviser, Oaktree and their affiliates, but that are not necessarily beneficial to the Fund, including capital introductions, other marketing assistance, client and personnel referrals, consulting services, and research-related services. These other services and items may influence the Adviser’s selection of Broker-Dealers and financing sources.

Tax Matters Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Matters. There can be no assurance that the structure of the Fund or any of its investments will be tax efficient for any particular Shareholder or that any particular tax result will be achieved. The tax position of the Shareholders in the Fund may differ according to the Shareholder’s particular financial and tax situations. Shareholders may have additional tax liabilities in their country of citizenship or residence or may be entitled to additional tax relief in that country. This could have the effect of increasing or decreasing the post-tax return on their investment in the Fund. In particular, the risk of the Shareholders being subject to tax inefficiencies, including (but not limited to) taxation under controlled foreign corporation rules in their jurisdiction, dividend withholding or other taxation that may arise if certain requirements are not met, or tax timing disadvantages as a result of their participation in the Fund may occur and will depend on the individual tax circumstances of each Shareholder.

The countries in which the Fund may invest impose taxes on certain types of income, such as dividends, interest and in some instances capital gains. Although such taxes may be subject to reduction to the extent that Shareholders are entitled to the benefits of an income tax treaty between their home jurisdiction and the other jurisdictions in which the Fund invests, there can be no assurance that treaty benefits will be available in any particular case, as this will be dependent on the terms of the treaty and the timely provision of certifications and other documentation. Furthermore, even if Shareholders are entitled to treaty benefits, withholding taxes may still be deducted by the payers of income, with a material time delay before refunds of such withholding taxes can be obtained from the relevant taxing authority. In addition, changes in the tax laws or tax treaties (or their interpretation) of the countries in which the Fund invests may severely and adversely affect the Fund’s ability to efficiently realize income or capital gains and may subject the Fund or the Shareholders to tax and return filing obligations in such countries.

Changes In U.S. Federal Income Tax Law Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in U.S. Federal Income Tax Law. All statements contained in this Memorandum concerning the U.S. federal income tax (or other tax) consequences of an investment in the Fund are based on existing law and interpretations thereof. Significant U.S. federal tax reform legislation was enacted in 2017 that, among other things, permanently reduces the maximum federal corporate income tax rate, reduces the maximum individual income tax rate (effective for taxable years 2019 through 2025), restricts the deductibility of business interest expense, changes the rules regarding the calculation of net operating loss deductions that may be used to offset taxable income, and, under certain circumstances, requires accrual method taxpayers to recognize income for U.S. federal income tax purposes no later than the income is taken into account as revenue in an applicable financial statement. Moreover, the Inflation Reduction Act of 2022, among other things, introduced a 15% book minimum tax on larger corporations, a 1% excise tax on stock buybacks and increased investment in the IRS to aid in the enforcement of tax laws. The impact of all such legislation, as well as federal tax legislation proposed but not yet enacted, on us, our shareholders and entities in which we may invest is uncertain. Prospective investors are urged to consult their tax advisors regarding the effects of the new legislation on an investment in the Fund. In addition, no assurance can be given that the currently anticipated tax treatment of an investment in the Fund, or of investments made by the Fund, will not be modified by legislative, judicial or administrative changes, possibly with retroactive effect, to the detriment of the Shareholders.

While some of these changes may be beneficial, others could negatively affect the after-tax returns of the Fund and the Shareholders. Future changes in U.S. tax laws may materially and adversely affect the Fund, the tax treatment of the Fund’s investments or holding structures and/or the Shareholders. For example, the tax treatment of non-U.S. entities and transactions with non-U.S. entities have been the subject of discussion and legislative proposals in the U.S. Congress. Changes in tax law may adversely affect the Fund and its investors or limit the Fund’s ability to execute its investment strategy.

Tax Liability Considerations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Liability Considerations. The Fund may take positions with respect to certain tax issues that depend on legal and other interpretive conclusions. Should any such positions be successfully challenged by a tax authority, a Shareholder might be found to have a different tax liability for that year than that reported on its income tax return. In addition, an audit of the Fund may result in an audit of the returns of some or all of the Shareholders, which examination could result in adjustments to the tax consequences initially reported by the Fund and affect items not related to a Shareholder’s investment in the Fund. If such adjustments result in an increase in taxable income for any year, the Fund or one or more of the Shareholders may also be liable for interest and penalties with respect to the amount of underpayment. The legal and accounting costs incurred in connection with any audit of the Fund’s tax return will be borne by the Fund. The cost of any audit of a Shareholder’s tax return will be borne solely by the Shareholder.

Status As Regulated Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated With Status as a Regulated Investment Company. The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Code. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the Shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements. Qualification also requires the Fund to diversify its investments in the manner prescribed by the RIC rules. Satisfying such diversification requirements may limit or otherwise adversely affect the implementation and execution of the Fund’s investment strategy.

Taxation In Non U.S. Jurisdictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Taxation in Non-U.S. Jurisdictions. If the Fund makes investments in a jurisdiction outside the United States, the Fund may be subject to income or other tax in that jurisdiction. Additionally, withholding taxes or branch profits taxes may be imposed on earnings of the Fund from investments in such jurisdictions including, but not limited to, where payments (for example interest payments) are made to ‘non-cooperative’ or ‘blacklist’ jurisdictions. The Fund and/or any vehicle in which the Fund has a direct or indirect interest may be subject to filing obligations and/or tax, including transfer taxes, in jurisdictions in which any such vehicles are incorporated, organized, controlled, managed, have a permanent establishment (for example, in connection with the activities of Oaktree personnel undertaking investment advisory or management services) or are otherwise located and/or in which investments are made and/or with which investments have a connection. Local tax incurred in non-U.S. jurisdictions by the Fund or vehicles through which it invests also may not be creditable to or deductible by a Shareholder under the tax laws of the jurisdiction where such Shareholder resides.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	225 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Contact Personnel Name	Brian F. Hurley, Esq.
Class A Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A Shares
Outstanding Security, Title [Text Block]	Class A Shares
Outstanding Security, Authorized [Shares] | shares	250,000,000
Class F Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[1]
Other Transaction Expense 2 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Interest Expenses on Borrowings [Percent]	1.79%	[3],[5]
Incentive Fees [Percent]	0.00%	[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.11%	[3],[7]
Other Annual Expense 2 [Percent]	0.76%	[3],[8]
Total Annual Expenses [Percent]	4.91%	[3]
Waivers and Reimbursements of Fees [Percent]	(2.42%)	[3],[9]
Net Expense over Assets [Percent]	2.49%	[3]
Expense Example, Year 01	$ 25	[10]
Expense Example, Years 1 to 3	126	[10]
Expense Example, Years 1 to 5	227	[10]
Expense Example, Years 1 to 10	$ 480	[10]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class F Shares
Outstanding Security, Title [Text Block]	Class F Shares
Outstanding Security, Authorized [Shares] | shares	250,000,000
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[1]
Other Transaction Expense 2 [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3],[4]
Interest Expenses on Borrowings [Percent]	1.79%	[3],[5]
Incentive Fees [Percent]	0.00%	[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	1.11%	[3],[7]
Other Annual Expense 2 [Percent]	0.76%	[3],[8]
Total Annual Expenses [Percent]	4.91%	[3]
Waivers and Reimbursements of Fees [Percent]	(2.42%)	[3],[9]
Net Expense over Assets [Percent]	2.49%	[3]
Expense Example, Year 01	$ 25	[10]
Expense Example, Years 1 to 3	126	[10]
Expense Example, Years 1 to 5	227	[10]
Expense Example, Years 1 to 10	$ 480	[10]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Authorized [Shares] | shares	250,000,000
Common Share [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Common Stock
Security Dividends [Text Block]

Limitations on Distributions. If any shares of preferred stock are outstanding, holders of shares of common stock will not be entitled to receive any distributions from the Fund unless it has paid all accumulated distributions on preferred stock and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”

If any senior securities representing indebtedness are outstanding, holders of shares of common stock will not be entitled to receive any distributions from the Fund unless it has paid all accrued interest on such senior indebtedness and unless asset coverage (as defined in the 1940 Act) with respect to any outstanding senior indebtedness would be at least 300% after giving effect to such distributions.

Security Voting Rights [Text Block]

Voting Rights. Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of Shareholders, including the election of Directors. The Charter provides that, in the event that the Board of Directors determines that any matter affects only one or more classes of common stock, only the holders of the affected classes will be entitled to vote on the matter. The presence of the holders of shares of stock entitled to cast one-third of the votes entitled to be cast (without regard to class) will constitute a quorum at a meeting of shareholders. The Bylaws provide that directors are elected by a plurality of all the votes cast at a meeting of shareholders duly called and at which a quorum is present. There is no cumulative voting in the election of Directors. Consequently, at each annual meeting of shareholders, the holders of a majority of the outstanding shares of stock entitled to vote will be able to elect all of the successors of the directors whose terms expire at that meeting. Pursuant to the 1940 Act, holders of preferred stock will have the right to elect two directors at all times. Pursuant to the Charter and Bylaws, the Board of Directors may amend the Bylaws to alter the vote required to elect directors.

Security Liquidation Rights [Text Block]

Liquidation Rights. Shareholders are entitled to share ratably in the assets legally available for distribution to Shareholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of stock, including any preferred stock. The rights of Shareholders upon liquidation, dissolution or winding up would be subordinated to the rights of holders of any preferred stock or senior securities representing indebtedness.

Security Preemptive and Other Rights [Text Block]	Holders of common stock have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Fund’s securities.
Outstanding Security, Title [Text Block]	common stock, $0.001 par value per share
Outstanding Security, Authorized [Shares] | shares	1,000,000,000
Preferred Share [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Stock
Security Dividends [Text Block]

Distributions. Holders of any preferred stock will be entitled to receive cash distributions, when, as and if authorized by the Board of Directors and declared by us, out of funds legally available therefor. The Memorandum for any preferred stock will describe the distribution payment provisions for those shares. Distributions so declared and payable will be paid to the extent permitted under Maryland law and to the extent available and in preference to and priority over any distribution declared and payable on the common stock.

Limitations on Distributions. If the Fund has senior securities representing indebtedness outstanding, holders of preferred stock will not be entitled to receive any distributions from the Fund unless asset coverage (as defined in the 1940 Act) with respect to outstanding debt securities and preferred stock would be at least 200% after giving effect to such distributions. See “Leverage.”

Security Voting Rights [Text Block]

Voting Rights. Except as otherwise indicated in the Charter or Bylaws, or as otherwise required by applicable law, holders of any preferred stock will have one vote per share and vote together with holders of common stock as a single class.

The 1940 Act requires that the holders of any preferred stock, voting separately as a single class, have the right to elect at least two Directors at all times. The remaining Directors will be elected by holders of common stock and preferred stock, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any shares of preferred stock have the right to elect a majority of the Directors at any time two years’ accumulated distributions on any preferred stock are unpaid. The 1940 Act also requires that, in addition to any approval by Shareholders that might otherwise be required, the approval of the holders of a majority of shares of any outstanding preferred stock, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the preferred stock, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund’s subclassification as a closed-end investment company or changes in the Fund’s fundamental investment restrictions. See “Certain Provisions in the Charter and Bylaws.” As a result of these voting rights, the Fund’s ability to take any such actions may be impeded to the extent that any shares of the Fund’s preferred stock are outstanding.

The affirmative vote of the holders of a majority of any outstanding preferred stock, voting as a separate class, generally will be required to amend, alter or repeal any of the preferences, rights or powers of holders of preferred stock so as to affect materially and adversely such preferences, rights or powers. The class vote of holders of preferred stock described above will in each case be in addition to any other vote required to authorize the action in question.

Security Liquidation Rights [Text Block]

Liquidation Rights. In the event of any voluntary or involuntary liquidation, dissolution or winding up, the holders of preferred stock would be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per share plus accumulated and unpaid distributions, whether or not declared, before any distribution of assets is made to holders of common stock. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of preferred stock will not be entitled to any further participation in any distribution of the Fund’s assets. Preferred stock ranks junior to the Fund’s debt securities upon liquidation, dissolution or winding up.

Outstanding Security, Title [Text Block]	preferred stock, $0.001 par value per share
Outstanding Security, Authorized [Shares] | shares	1,000,000,000
Class U Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U Shares
Outstanding Security, Title [Text Block]	Class U Shares
Outstanding Security, Authorized [Shares] | shares	250,000,000

[1]	While neither the Fund nor the Placement Agent imposes an initial sales charge on Class F Shares or Class I Shares, if you buy Class F Shares or Class I Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information. The Shares will be sold on a continuous basis at the Fund’s then current net asset value (“NAV”) per Share. See “Sales at Net Asset Value” below.
[2]	The Fund may impose repurchase fees of up to 2.00% on Shares accepted for repurchase that have been held for less than one year.
[3]	Assumes estimated net assets of approximately $100,000,000 for the fiscal year ending 2025. Represents annualized Fund Operating Expenses.
[4]	Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), the Adviser receives an annual fee (the “Management Fee”), payable monthly in arrears by the Fund, in an amount equal to 1.25% (the “Management Fee”) of the Fund’s average daily net assets. Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed to waive the Management Fee through at least June 30, 2026.
[5]	The table assumes the use of leverage in an amount equal to 25% of the Fund’s net assets, and assumes the annual interest rate on borrowings is 7.17%. The Fund’s actual interest costs associated with leverage may differ from the estimates above.
[6]	The Adviser is paid an incentive fee (the “Incentive Fee”) if certain income-based targets are met. The Fund anticipates that it may have net investment income that could result in the payment of the Incentive Fee to the Adviser during certain periods. However, the Incentive Fee is based on the Fund meeting certain net investment income targets and will not be paid unless the Fund achieves those targets. The Fund expects the Incentive Fee to increase to the extent the Fund earns greater net investment income through its investments. As a result, the Incentive Fee attributable to the Fund for the current fiscal year cannot be determined at this time. See “Management of the Fund — The Advisory Agreement” for additional information regarding the Incentive Fee calculation.
[7]	“Other Expenses” are estimated based on average Fund net assets of approximately $100 million and anticipated expenses for the current fiscal year. In addition to the fees of the Adviser, the Fund is responsible for the payment of all its “Other Expenses” incurred in the operation of the Fund, which include, among other things, professional fees, organizational expenses and offering costs, expenses for legal and the Fund’s independent registered public accounting firm’s services, shareholder reports, charges of the Fund’s custodian, charges of the Fund’s fund accountant, charges of the transfer agent and dividend disbursing agent, SEC fees, expenses of directors’ meetings, fees and expenses of Directors who are not officers or employees of the Adviser or its affiliates, accounting and printing costs, the Fund’s pro rata portion of the Chief Compliance Officer’s compensation (if approved by the Board of Directors), fidelity bond coverage for the Fund’s officers and employees, Directors and officers liability policy, interest, brokerage costs, taxes (excluding taxes related to portfolio companies), expenses of qualifying the Fund for sale in various states, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses and other expenses properly payable by the Fund.
[8]	Organizational costs include, among other things, the cost of organizing as a Maryland corporation, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred by the Fund and will be paid by the Adviser on behalf of the Fund. The Fund’s initial offering costs include, among other things, legal, printing and other expenses pertaining to this offering. Any offering costs paid by the Adviser on behalf of the Fund will be recorded as a payable for offering costs in the Statement of Assets and Liabilities and accounted for as a deferred charge until commencement of operations. Thereafter, these initial offering costs will be amortized over twelve months on a straight-line basis. Ongoing offering costs will be expensed as incurred. All organizational and offering costs of the Fund paid by the Adviser shall be subject to recoupment by the Adviser, provided the repayments do not cause the Specified Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser, whichever is lower. Any such repayments must be made within thirty-six months after the month in which the Adviser waived the fee or reimbursed the expense.
[9]	Pursuant to a Management Fee Waiver Agreement, the Adviser has contractually agreed to waive the Management Fee through at least June 30, 2026. For the avoidance of doubt, the Management Fee Waiver Agreement shall not apply to the Incentive Fee payable under the Advisory Agreement. Pursuant to an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”), from the commencement of operations through at least June 30, 2026, the Adviser has contractually agreed to waive and/or reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses,” as defined below) will not exceed 0.70% of the Fund’s net assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.70% of net assets (annualized) (or, if a lower expense limit under the Expense Limitation and Reimbursement Agreement is then in effect, such lower limit) within three years after the date the Adviser waived or reimbursed such fees or expenses. This arrangement cannot be terminated prior to June 30, 2026, without the Board’s consent. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including, among other things, organizational and offering costs, professional fees, and fees and expenses of the Administrator, Transfer Agent and Custodian, with the exception of (i) the Management Fee, (ii) the Incentive Fee, (iii) any shareholder servicing fee (such fee, a “Servicing Fee”), (iv) any distribution fee (such fee, a “Distribution Fee”), (v) portfolio level expenses, (vi) brokerage costs or other investment-related out-of-pocket expenses, including costs incurred with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business).
[10]	The example above should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown. The example assumes that the Other Expenses set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all time periods shown and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Class F Shares and Class I Shares that are not reflected in the example.